UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Columbia Funds Series Trust I

Item 1.	Reports to Stockholders.

SemiAnnual Report
April 30, 2017
Columbia California Tax-Exempt Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia California Tax-Exempt Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia California Tax-Exempt Fund   |  Semiannual Report 2017

Columbia California Tax-Exempt Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia California Tax-Exempt Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-manager
Managed Fund since 2010
Anders Myhran, CFA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	-1.44	-0.70	4.03	4.64
	Including sales charges		-4.45	-3.70	3.40	4.32
Class B	Excluding sales charges	08/04/92	-1.81	-1.44	3.25	3.86
	Including sales charges		-6.61	-6.19	2.91	3.86
Class C	Excluding sales charges	08/01/97	-1.66	-1.27	3.57	4.17
	Including sales charges		-2.62	-2.22	3.57	4.17
Class R4 *		03/19/13	-1.32	-0.44	4.24	4.75
Class R5 *		03/01/16	-1.31	-0.53	4.07	4.66
Class Y *		03/01/17	-1.41	-0.66	4.04	4.64
Class Z		09/19/05	-1.32	-0.57	4.29	4.89
Bloomberg Barclays California Municipal Bond Index			-0.51	-0.22	3.62	4.55
Bloomberg Barclays Municipal Bond Index			-0.34	0.14	3.16	4.37
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California Municipal Bond Index is a subset of the Bloomberg Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	1.1
AA rating	25.2
A rating	40.8
BBB rating	22.9
BB rating	2.6
Not rated	7.4
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	985.60	1,020.55	3.94	4.01	0.81
Class B	1,000.00	1,000.00	981.90	1,016.87	7.58	7.71	1.56
Class C	1,000.00	1,000.00	983.40	1,018.34	6.13	6.24	1.26
Class R4	1,000.00	1,000.00	986.80	1,021.77	2.73	2.78	0.56
Class R5	1,000.00	1,000.00	986.90	1,021.87	2.63	2.68	0.54
Class Y	1,000.00	1,000.00	1,011.80 (a)	1,021.97	0.82 (a)	2.58	0.52 (a)
Class Z	1,000.00	1,000.00	986.80	1,021.77	2.73	2.78	0.56
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.0%
California Infrastructure & Economic Development Bank(a),(b)
Refunding Revenue Bonds
Los Angeles Museum VRDN Series 2008 (Wells Fargo Bank)
09/01/37	0.600%	3,000,000	3,000,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten VRDN Series 2013A2 (State Street)
05/01/34	0.600%	2,010,000	2,010,000
Total			5,010,000
Total Floating Rate Notes (Cost $5,010,000)			5,010,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.3%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/28	5.000%	500,000	557,760
Series 2013B AMT (BAM)
07/01/30	5.125%	1,050,000	1,166,435
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport Subordinated Series 2017 AMT
05/15/41	5.000%	1,500,000	1,680,585
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/39	5.250%	2,500,000	2,690,075
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/41	5.000%	5,500,000	6,128,705
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,154,920
County of Sacramento Airport System(c)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,039,140
Norman Y Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2017A AMT
03/01/47	5.000%	3,000,000	3,340,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Revenue Bonds
San Francisco International Airport Series 2016 AMT
05/01/41	5.000%	3,305,000	3,677,110
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,564,335
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,782,318
San Francisco City & County Airports Commission-San Francisco International Airport(c)
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	6,000,000	6,551,160
Total			37,332,623
Charter Schools 3.8%
California Municipal Finance Authority(d)
Revenue Bonds
Julian Charter School Project Series 2015A
03/01/45	5.625%	3,000,000	2,993,460
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/41	5.000%	1,750,000	1,839,250
Aspire Public Schools Series 2016
08/01/46	5.000%	2,250,000	2,356,763
Revenue Bonds
Alliance College-Ready Public Schools Series 2015
07/01/35	5.000%	3,010,000	3,155,865
Alliance College-Ready Public Schools Series 2015
07/01/45	5.000%	1,705,000	1,768,579
Green Dot Public School Project Series 2015A
08/01/35	5.000%	1,510,000	1,587,010
KIPP Los Angeles Projects Series 2014A
07/01/44	5.125%	1,000,000	1,044,130
KIPP Los Angeles Projects Series 2015A
07/01/45	5.000%	1,000,000	1,040,760
River Springs Charter School Project Series 2015
07/01/46	6.375%	3,000,000	3,091,050

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
River Springs Charter School Project Series 2015
07/01/46	6.375%	420,000	432,747
Total			19,309,614
Health Services 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project Series 2015
11/01/39	5.000%	2,000,000	2,147,500
Inland Regional Center Project Series 2015
06/15/45	5.000%	3,500,000	3,730,720
Total			5,878,220
Higher Education 6.9%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University Series 2017A
04/01/47	5.000%	4,250,000	4,709,085
University of the Pacific Series 2015
11/01/36	5.000%	2,000,000	2,248,840
Revenue Bonds
California Lutheran University Series 2008
10/01/38	5.750%	3,000,000	3,165,600
Chapman University Series 2011
04/01/31	5.000%	4,375,000	4,843,169
Chapman University Series 2015
04/01/40	5.000%	2,500,000	2,772,125
Loyola Marymount University Series 2010A
10/01/40	5.125%	1,250,000	1,350,575
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University Series 2015B
04/01/41	5.000%	4,500,000	4,787,190
Biola University Series 2017
10/01/39	5.000%	1,000,000	1,118,000
Revenue Bonds
Biola University Series 2013
10/01/38	5.000%	1,000,000	1,090,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Biola University Series 2013
10/01/42	5.000%	2,360,000	2,562,039
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University Series 2014A
11/01/43	6.375%	3,000,000	3,323,220
Lancer Plaza Project Series 2013
11/01/33	5.625%	1,400,000	1,467,886
Lancer Plaza Project Series 2013
11/01/43	5.875%	1,875,000	1,969,969
Total			35,408,118
Hospital 16.2%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Adventist Health System West Series 2016
03/01/39	4.000%	8,750,000	8,866,900
El Camino Hospital Series 2015A
02/01/40	5.000%	5,000,000	5,480,550
Revenue Bonds
Dignity Health Series 2009E
07/01/25	5.625%	1,125,000	1,220,377
Dignity Health Series 2011A
03/01/41	5.250%	3,000,000	3,226,140
El Camino Hospital Series 2017
02/01/47	5.000%	4,000,000	4,415,480
Lucile Packard Stanford Hospital Series 2016
08/15/55	5.000%	1,000,000	1,104,650
St. Joseph Health System Series 2009A
07/01/29	5.500%	1,500,000	1,622,010
St. Joseph Health System Series 2013A
07/01/37	5.000%	2,000,000	2,235,820
Sutter Health Obligation Group Series 2008A
08/15/30	5.000%	2,500,000	2,603,625
Sutter Health Obligation Group Series 2011B
08/15/31	5.875%	1,815,000	2,063,183

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority(e)
Revenue Bonds
Kaiser Permanente Subordinated Series 2017A-2
11/01/44	4.000%	7,000,000	7,047,810
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers Series 2015A
02/01/40	5.000%	2,000,000	2,169,640
Community Medical Centers Series 2017A
02/01/42	4.000%	2,000,000	2,003,120
Community Medical Centers Series 2017A
02/01/47	5.000%	2,000,000	2,194,000
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital Series 2017
10/15/47	5.000%	4,000,000	4,254,160
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West Series 2015
03/01/35	5.000%	3,850,000	4,345,071
Huntington Memorial Hospital Series 2014B
07/01/44	5.000%	1,000,000	1,074,040
John Muir Health Series 2016A
08/15/41	4.000%	4,955,000	4,981,559
John Muir Health Series 2016A
08/15/46	4.000%	500,000	500,745
Redlands Community Hospital OB Series 2016
10/01/46	5.000%	1,000,000	1,081,110
Revenue Bonds
Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/43	5.250%	3,120,000	3,461,297
Loma Linda University Medical Center Series 2014
12/01/54	5.500%	3,660,000	3,946,688
Sutter Health Series 2011A
08/15/42	6.000%	2,000,000	2,267,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center Series 2016A
12/01/56	5.250%	500,000	535,725
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,216,630
Kaweah Delta Health Care District
Revenue Bonds
Series 2015B
06/01/40	5.000%	4,770,000	5,189,617
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/39	5.000%	2,000,000	2,125,980
Total			83,233,607
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co. Series 2004D
01/01/34	5.875%	1,000,000	1,088,390
Local Appropriation 1.5%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/46	5.000%	1,000,000	1,114,860
City of Modesto
Certificate of Participation
Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	1,780,000	1,855,312
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/40	5.000%	2,000,000	2,197,620
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/35	5.250%	2,000,000	2,102,160
Victor Elementary School District
Certificate of Participation
School Construction Refinancing Project Series 1996 (NPFGC)
05/01/18	6.450%	635,000	649,452
Total			7,919,404

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 7.0%
Central Valley Schools Financing Authority
General Obligation Refunding Revenue Bonds
School District Program Series 1998A (NPFGC)
02/01/18	6.450%	165,000	168,467
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/29	0.000%	1,650,000	1,023,347
Series 2015A (AGM)
08/01/30	0.000%	1,000,000	584,040
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,486,269
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/31	0.000%	1,900,000	1,067,724
Series 2015B
09/01/32	0.000%	1,000,000	532,360
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/32	0.000%	1,500,000	832,335
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/34	5.000%	750,000	809,063
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004 Series 2006 (NPFGC)
08/01/32	0.000%	5,440,000	3,003,968
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/32	0.000%	3,500,000	1,971,865
Series 2016
08/01/33	0.000%	2,000,000	1,080,360
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006 Series 2012A
08/01/22	5.000%	750,000	849,893
Election of 2006 Series 2012A
08/01/32	5.500%	2,500,000	2,932,325
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Election of 2012 Series 2013
08/01/30	6.250%	1,095,000	1,305,634
Series 2015A
08/01/40	5.000%	1,000,000	1,132,000
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/33	0.000%	1,000,000	518,740
Series 2016G (AGM)
08/01/34	0.000%	1,610,000	791,621
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A Series 2009
08/01/30	0.000%	2,295,000	1,452,230
Riverside Community College District(f)
Unlimited General Obligation Bonds
Election of 2004 Series 2015E
08/01/30	0.000%	600,000	352,878
Election of 2004 Series 2015E
08/01/31	0.000%	1,000,000	555,340
Rocklin Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Series 1995C (NPFGC)
07/01/20	0.000%	3,460,000	3,037,949
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds Series 2016I
07/01/34	0.000%	5,000,000	2,564,900
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/39	5.000%	4,000,000	4,336,080
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/37	5.000%	1,500,000	1,649,910
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,023,549
Total			36,062,847

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.9%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation Series 2015A
06/01/50	5.000%	1,250,000	1,314,450
Caritas Affordable Housing Senior Series 2014
08/15/49	5.250%	3,500,000	3,804,290
Caritas Affordable Housing Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,091,900
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC Series 2016
05/15/40	5.000%	1,000,000	1,081,580
University of California Irvine East Campus Apartments Series 2012
05/15/31	5.125%	2,000,000	2,202,480
Total			9,494,700
Municipal Power 0.8%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,396,113
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/30	5.000%	1,000,000	1,098,540
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,630,000	1,754,059
Total			4,248,712
Other Bond Issue 0.7%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/40	5.000%	2,000,000	2,152,100
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,645,590
Total			3,797,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/40	5.125%	5,000,000	5,433,800
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/44	5.000%	5,000,000	5,486,900
Total			10,920,700
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/34	7.000%	1,000,000	1,401,690
Refunded / Escrowed 7.5%
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health Series 2009A
07/01/39	6.000%	1,000,000	1,107,290
Prerefunded 09/01/19 Revenue Bonds
Adventist Health System West Series 2009A
09/01/39	5.750%	2,000,000	2,218,300
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,123,175
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,625,200
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,536,383
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian Series 2011
12/01/40	6.000%	1,000,000	1,195,650
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/23	7.500%	620,000	741,911

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redding Electric System(b)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/22	10.766%	295,000	371,694
County of Riverside(c)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/21	7.800%	2,500,000	3,105,150
Imperial Irrigation District Electric System
Prerefunded 11/01/20 Revenue Bonds
Series 2011A
11/01/31	6.250%	1,000,000	1,173,100
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay North Redevelopment Project Series 2009C
08/01/29	6.000%	1,035,000	1,149,512
Mission Bay North Redevelopment Project Series 2009C
08/01/39	6.500%	2,625,000	2,944,646
Mission Bay South Redevelopment Project Series 2009D
08/01/29	6.375%	1,000,000	1,118,990
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien Series 1993 Escrowed to Maturity
01/01/20	0.000%	12,000,000	11,622,000
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,209,130
Total			38,242,131
Resource Recovery 0.7%
California Municipal Finance Authority(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities Series 2011 AMT
12/01/32	7.500%	2,745,000	987,926
California Pollution Control Financing Authority(c),(d)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT
12/01/27	7.000%	2,750,000	2,653,557
Total			3,641,483
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 5.0%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,430,692
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes Series 2015
07/01/45	5.000%	3,000,000	3,342,210
Northern California Presbyterian Homes Series 2015
07/01/39	5.000%	2,565,000	2,853,716
Northern California Presbyterian Homes Series 2015
07/01/44	5.000%	700,000	775,103
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project Series 2014A
11/01/49	5.375%	1,885,000	1,926,300
American Baptist Homes West Series 2015
10/01/45	5.000%	3,155,000	3,362,410
Episcopal Communities and Services Series 2012
05/15/42	5.000%	4,235,000	4,500,323
Revenue Bonds
American Baptist Homes West Series 2010
10/01/39	6.250%	1,500,000	1,632,630
Covenant Retirement Communities, Inc. Series 2013
12/01/36	5.625%	2,000,000	2,238,200
Eskaton Properties, Inc. Series 2012
11/15/34	5.250%	1,250,000	1,345,038
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes Series 2014
05/15/36	5.000%	1,100,000	1,150,083
Total			25,556,705
Sales Tax 1.1%
Riverside County Transportation Commission
Revenue Bonds
Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,529,100

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 14.9%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer Series 2009A
08/01/29	7.500%	1,580,000	1,719,467
Southeast Bakersfield Series 2009B
08/01/29	7.250%	740,000	801,294
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing Series 2010A
10/01/30	5.000%	5,000,000	5,486,250
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,428,520
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,688,275
Series 2012
09/01/38	5.000%	625,000	658,756
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/35	5.000%	2,460,000	2,695,004
Series 2015A
09/01/36	5.000%	2,435,000	2,662,137
City of Carson
Special Assessment Bonds
Assessment District No. 92-1 Series 1992
09/02/22	7.375%	75,000	75,961
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3 Series 2014
09/01/39	5.000%	750,000	803,182
Community Facilities District 2013-3 Series 2014
09/01/44	5.000%	1,025,000	1,093,183
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	875,256
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,619,610
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,438,801
Elk Grove Unified School District(f)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1 Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,614,246
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1 Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,495,810
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,294,019
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/44	5.000%	5,000,000	5,446,250
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/42	5.000%	1,000,000	1,086,880
Los Angeles Community Redevelopment Agency
Tax Allocation Bonds
Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,729,885
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,482,130
Series 2011A
08/01/40	5.750%	2,000,000	2,293,840
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,501,185

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project Series 1999 (AMBAC)
08/01/24	0.000%	2,100,000	1,711,500
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,355,000	1,487,085
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/35	5.000%	1,435,000	1,598,274
Riverside County Public Financing Authority(e)
Tax Allocation Bonds
Series 2017A (BAM)
10/01/40	4.000%	1,250,000	1,256,300
Riverside Public Financing Authority
Unrefunded Revenue Bonds
Multiple Loans Series 1991A
02/01/18	8.000%	5,000	5,067
San Diego Redevelopment Agency Successor Agency(f)
Tax Allocation Bonds
Capital Appreciation Series 2001 (AGM)
09/01/20	0.000%	3,630,000	3,424,651
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2014A
08/01/43	5.000%	1,000,000	1,095,360
San Francisco Redevelopment Projects Series 2009B
08/01/28	6.125%	1,010,000	1,114,939
San Francisco Redevelopment Projects Series 2009B
08/01/32	6.500%	500,000	554,970
San Francisco Redevelopment Projects Series 2011B
08/01/26	6.125%	500,000	574,455
San Francisco Redevelopment Projects Series 2011B
08/01/31	6.250%	2,600,000	3,030,118
San Francisco Redevelopment Projects Series 2011B
08/01/41	6.625%	1,600,000	1,861,664
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,450,950
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District Series 2012
09/01/30	5.000%	640,000	703,488
Community Facilities District Series 2012
09/01/31	5.000%	685,000	750,000
Community Facilities District Series 2012
09/01/33	5.000%	505,000	549,546
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1 Series 2011A
08/01/39	7.000%	2,100,000	2,503,515
Union City Community Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,808,085
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza Series 1996
09/01/17	6.000%	680,000	688,031
Yorba Linda Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Redevelopment Project Series 2011A
09/01/26	6.000%	1,000,000	1,165,040
Lien-Redevelopment Project Series 2011A
09/01/32	6.500%	2,000,000	2,347,820
Total			76,670,799
State Appropriated 6.2%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects Series 2012G
11/01/29	5.000%	2,500,000	2,864,275
Various Capital Projects Series 2012G
11/01/37	5.000%	6,825,000	7,656,831

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Judicial Council Projects Series 2011D
12/01/31	5.000%	5,100,000	5,741,682
Judicial Council Projects Series 2013A
03/01/32	5.000%	1,500,000	1,690,425
Judicial Council Projects Series 2013A
03/01/38	5.000%	2,500,000	2,774,475
Series 2014B
10/01/39	5.000%	1,000,000	1,120,910
Various Capital Projects Series 2011A
10/01/31	5.125%	5,000,000	5,635,850
Various Correctional Facilities Series 2014A
09/01/39	5.000%	3,895,000	4,361,154
Total			31,845,602
State General Obligation 7.8%
State of California
Unlimited General Obligation Bonds
Various Purpose Series 2009
10/01/29	5.000%	3,000,000	3,276,540
Various Purpose Series 2009
04/01/31	5.750%	2,750,000	2,996,482
Various Purpose Series 2009
04/01/35	6.000%	4,000,000	4,377,360
Various Purpose Series 2009
04/01/38	6.000%	10,500,000	11,490,570
Various Purpose Series 2009
11/01/39	5.500%	4,965,000	5,454,003
Various Purpose Series 2010
03/01/30	5.250%	1,000,000	1,108,600
Various Purpose Series 2010
03/01/33	6.000%	4,000,000	4,510,800
Various Purpose Series 2010
03/01/40	5.500%	4,800,000	5,332,128
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,007
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008
08/01/34	5.000%	1,315,000	1,378,002
Total			39,926,492
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1
06/01/29	5.000%	1,000,000	1,156,120
Turnpike / Bridge / Toll Road 3.3%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,257,493
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,458,100
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation-Senior Lien Series 2013B
06/01/32	0.000%	2,055,000	1,017,554
Capital Appreciation-Senior Lien Series 2013B
06/01/33	0.000%	2,940,000	1,379,095
Senior Lien Series 2013B
06/01/29	0.000%	2,500,000	1,458,525
Riverside County Transportation Commission
Revenue Bonds
Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,677,375
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien Series 2014A
01/15/44	5.000%	5,000,000	5,442,950
Total			16,691,092
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/40	5.000%	3,185,000	3,558,792

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/41	5.000%	2,000,000	2,245,060
Total			5,803,852
Total Municipal Bonds (Cost $472,782,953)			501,159,691

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(g)	151,053	151,053
Total Money Market Funds (Cost $151,053)		151,053
Total Investments (Cost: $477,944,006)		506,320,744
Other Assets & Liabilities, Net		6,964,144
Net Assets		513,284,888
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $23,486,822 which represents 4.58% of net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	5,010,000	—	5,010,000
Municipal Bonds	—	501,159,691	—	501,159,691
Money Market Funds	151,053	—	—	151,053
Total Investments	151,053	506,169,691	—	506,320,744
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$477,944,006
Total investments, at cost	477,944,006
Investments, at value
Unaffiliated issuers, at value	506,320,744
Total investments, at value	506,320,744
Cash	1,666,249
Receivable for:
Investments sold	8,328,415
Capital shares sold	1,442,986
Regulatory settlements (Note 6)	312,081
Interest	5,866,993
Expense reimbursement due from Investment Manager	229
Prepaid expenses	1,059
Trustees’ deferred compensation plan	70,460
Other assets	3,099
Total assets	524,012,315
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	8,302,075
Capital shares purchased	663,623
Distributions to shareholders	1,582,216
Management services fees	6,554
Distribution and/or service fees	3,271
Transfer agent fees	35,736
Compensation of board members	27,330
Compensation of chief compliance officer	26
Other expenses	36,136
Trustees’ deferred compensation plan	70,460
Total liabilities	10,727,427
Net assets applicable to outstanding capital stock	$513,284,888
Represented by
Paid in capital	483,535,437
Undistributed net investment income	297,708
Accumulated net realized gain	1,075,005
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	28,376,738
Total - representing net assets applicable to outstanding capital stock	$513,284,888
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	17

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$338,155,105
Shares outstanding	44,316,106
Net asset value per share	$7.63
Maximum offering price per share(a)	$7.87
Class B
Net assets	$107,048
Shares outstanding	14,029
Net asset value per share	$7.63
Class C
Net assets	$49,729,948
Shares outstanding	6,515,874
Net asset value per share	$7.63
Class R4
Net assets	$696,308
Shares outstanding	91,245
Net asset value per share	$7.63
Class R5
Net assets	$1,339,629
Shares outstanding	175,247
Net asset value per share	$7.64
Class Y
Net assets	$10,057
Shares outstanding	1,311
Net asset value per share	$7.67
Class Z
Net assets	$123,246,793
Shares outstanding	16,146,051
Net asset value per share	$7.63

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,053
Interest	11,571,637
Total income	11,572,690
Expenses:
Management services fees	1,187,984
Distribution and/or service fees
Class A	432,524
Class B	543
Class C	251,055
Transfer agent fees
Class A	151,114
Class B	47
Class C	21,929
Class R4	317
Class R5	420
Class Y(a)	1
Class Z	49,076
Compensation of board members	16,025
Custodian fees	2,586
Printing and postage fees	14,697
Registration fees	14,804
Audit fees	15,654
Legal fees	6,979
Compensation of chief compliance officer	120
Other	(15,844)
Total expenses	2,150,031
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,297)
Fees waived by distributor
Class C	(75,366)
Total net expenses	2,011,368
Net investment income	9,561,322
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,732,431
Net realized gain	1,732,431
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(19,747,174)
Net change in unrealized appreciation (depreciation)	(19,747,174)
Net realized and unrealized loss	(18,014,743)
Net decrease in net assets resulting from operations	$(8,453,421)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)(a)	Year Ended October 31, 2016 (b)
Operations
Net investment income	$9,561,322	$19,999,242
Net realized gain	1,732,431	3,344,475
Net change in unrealized appreciation (depreciation)	(19,747,174)	1,598,559
Net increase (decrease) in net assets resulting from operations	(8,453,421)	24,942,276
Distributions to shareholders
Net investment income
Class A	(6,527,013)	(13,937,637)
Class B	(1,638)	(3,769)
Class C	(833,789)	(1,567,080)
Class R4	(14,648)	(16,967)
Class R5	(26,316)	(9,513)
Class Y	(65)	—
Class Z	(2,267,530)	(4,409,285)
Net realized gains
Class A	(2,430,270)	(2,050,395)
Class B	(779)	(910)
Class C	(347,347)	(243,033)
Class R4	(5,881)	(665)
Class R5	(8,670)	—
Class Z	(764,897)	(595,377)
Total distributions to shareholders	(13,228,843)	(22,834,631)
Increase (decrease) in net assets from capital stock activity	(27,605,985)	38,808,159
Total increase (decrease) in net assets	(49,288,249)	40,915,804
Net assets at beginning of period	562,573,137	521,657,333
Net assets at end of period	$513,284,888	$562,573,137
Undistributed net investment income	$297,708	$407,385

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016 (b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (c)	2,033,831	15,505,672	5,768,824	46,251,142
Distributions reinvested	981,301	7,432,976	1,600,916	12,796,334
Redemptions	(7,264,572)	(55,196,353)	(5,753,148)	(46,263,137)
Net increase (decrease)	(4,249,440)	(32,257,705)	1,616,592	12,784,339
Class B
Subscriptions	69	517	2,319	18,508
Distributions reinvested	220	1,666	421	3,357
Redemptions (c)	(1,616)	(12,229)	(8,611)	(68,217)
Net decrease	(1,327)	(10,046)	(5,871)	(46,352)
Class C
Subscriptions	554,262	4,215,714	1,986,190	15,954,144
Distributions reinvested	99,592	754,535	136,650	1,092,996
Redemptions	(1,004,582)	(7,646,780)	(797,901)	(6,392,364)
Net increase (decrease)	(350,728)	(2,676,531)	1,324,939	10,654,776
Class R4
Subscriptions	21,347	162,144	116,357	940,995
Distributions reinvested	2,665	20,189	2,137	17,165
Redemptions	(61,400)	(466,133)	(5,071)	(40,711)
Net increase (decrease)	(37,388)	(283,800)	113,423	917,449
Class R5
Subscriptions	4,402	33,365	169,675	1,381,189
Distributions reinvested	4,576	34,732	1,155	9,255
Redemptions	(3,406)	(25,893)	(1,155)	(9,255)
Net increase	5,572	42,204	169,675	1,381,189
Class Y
Subscriptions	1,311	10,000	—	—
Net increase	1,311	10,000	—	—
Class Z
Subscriptions	3,555,391	26,935,723	3,811,989	30,690,415
Distributions reinvested	138,742	1,051,910	172,140	1,377,822
Redemptions	(2,684,798)	(20,417,740)	(2,365,297)	(18,951,479)
Net increase	1,009,335	7,569,893	1,618,832	13,116,758
Total net increase (decrease)	(3,622,665)	(27,605,985)	4,837,590	38,808,159

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$7.94	0.14	(0.26)	(0.12)	(0.14)	(0.05)
10/31/2016	$7.90	0.29	0.08	0.37	(0.29)	(0.04)
10/31/2015	$7.99	0.30	(0.05)	0.25	(0.30)	(0.04)
10/31/2014	$7.54	0.31	0.51	0.82	(0.31)	(0.06)
10/31/2013	$7.99	0.31	(0.45)	(0.14)	(0.30)	(0.01)
10/31/2012	$7.38	0.31	0.61	0.92	(0.31)	—
Class B
4/30/2017 (c)	$7.94	0.11	(0.26)	(0.15)	(0.11)	(0.05)
10/31/2016	$7.90	0.23	0.08	0.31	(0.23)	(0.04)
10/31/2015	$7.99	0.24	(0.05)	0.19	(0.24)	(0.04)
10/31/2014	$7.54	0.25	0.51	0.76	(0.25)	(0.06)
10/31/2013	$7.99	0.25	(0.45)	(0.20)	(0.24)	(0.01)
10/31/2012	$7.38	0.25	0.61	0.86	(0.25)	—
Class C
4/30/2017 (c)	$7.94	0.12	(0.25)	(0.13)	(0.13)	(0.05)
10/31/2016	$7.90	0.25	0.09	0.34	(0.26)	(0.04)
10/31/2015	$7.99	0.27	(0.06)	0.21	(0.26)	(0.04)
10/31/2014	$7.54	0.28	0.51	0.79	(0.28)	(0.06)
10/31/2013	$7.99	0.27	(0.44)	(0.17)	(0.27)	(0.01)
10/31/2012	$7.38	0.27	0.61	0.88	(0.27)	—
Class R4
4/30/2017 (c)	$7.94	0.15	(0.26)	(0.11)	(0.15)	(0.05)
10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)
10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)
10/31/2014	$7.55	0.33	0.50	0.83	(0.33)	(0.06)
10/31/2013 (i)	$7.97	0.20	(0.42)	(0.22)	(0.20)	—
Class R5
4/30/2017 (c)	$7.95	0.15	(0.26)	(0.11)	(0.15)	(0.05)
10/31/2016 (j)	$7.96	0.21	(0.01) (k)	0.20	(0.21)	—
Class Y
4/30/2017 (c),(l)	$7.63	0.05	0.04 (k)	0.09	(0.05)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.19)	—	$7.63	(1.44%)	0.83% (d),(e)	0.80% (d),(e)	3.72% (d)	10%	$338,155
(0.33)	—	$7.94	4.78%	0.87%	0.81% (f)	3.62%	13%	$385,410
(0.34)	0.00 (g)	$7.90	3.16% (h)	0.88%	0.79% (f)	3.81%	12%	$370,795
(0.37)	—	$7.99	11.22%	0.88%	0.79% (f)	4.05%	14%	$359,825
(0.31)	—	$7.54	(1.80%)	0.87%	0.78% (f)	3.91%	14%	$357,344
(0.31)	—	$7.99	12.63%	0.86%	0.78% (f)	3.97%	14%	$430,657

(0.16)	—	$7.63	(1.81%)	1.58% (d),(e)	1.55% (d),(e)	2.98% (d)	10%	$107
(0.27)	—	$7.94	4.00%	1.62%	1.56% (f)	2.87%	13%	$122
(0.28)	0.00 (g)	$7.90	2.39% (h)	1.63%	1.54% (f)	3.06%	12%	$168
(0.31)	—	$7.99	10.39%	1.63%	1.54% (f)	3.31%	14%	$360
(0.25)	—	$7.54	(2.53%)	1.62%	1.53% (f)	3.13%	14%	$769
(0.25)	—	$7.99	11.78%	1.61%	1.53% (f)	3.22%	14%	$1,456

(0.18)	—	$7.63	(1.66%)	1.58% (d),(e)	1.25% (d),(e)	3.28% (d)	10%	$49,730
(0.30)	—	$7.94	4.31%	1.62%	1.26% (f)	3.16%	13%	$54,502
(0.30)	0.00 (g)	$7.90	2.70% (h)	1.63%	1.24% (f)	3.36%	12%	$43,775
(0.34)	—	$7.99	10.72%	1.63%	1.24% (f)	3.59%	14%	$41,962
(0.28)	—	$7.54	(2.24%)	1.62%	1.23% (f)	3.46%	14%	$39,465
(0.27)	—	$7.99	12.12%	1.61%	1.23% (f)	3.52%	14%	$45,680

(0.20)	—	$7.63	(1.32%)	0.58% (d),(e)	0.55% (d),(e)	3.95% (d)	10%	$696
(0.35)	—	$7.94	5.04%	0.63%	0.57% (f)	3.87%	13%	$1,021
(0.36)	0.00 (g)	$7.90	3.42% (h)	0.63%	0.54% (f)	4.05%	12%	$120
(0.39)	—	$7.99	11.35%	0.62%	0.54% (f)	4.25%	14%	$22
(0.20)	—	$7.55	(2.75%)	0.60% (d)	0.53% (d),(f)	4.32% (d)	14%	$2

(0.20)	—	$7.64	(1.31%)	0.56% (d),(e)	0.53% (d),(e)	4.00% (d)	10%	$1,340
(0.21)	—	$7.95	2.45%	0.55% (d)	0.52% (d)	4.01% (d)	13%	$1,349

(0.05)	—	$7.67	1.18%	0.53% (d)	0.52% (d)	4.02% (d)	10%	$10
Columbia California Tax-Exempt Fund | Semiannual Report 2017	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
4/30/2017 (c)	$7.94	0.15	(0.26)	(0.11)	(0.15)	(0.05)
10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)
10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)
10/31/2014	$7.55	0.33	0.50	0.83	(0.33)	(0.06)
10/31/2013	$8.00	0.33	(0.45)	(0.12)	(0.32)	(0.01)
10/31/2012	$7.38	0.33	0.62	0.95	(0.33)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class R4	Class R5	Class Z
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.
(i)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Class R5 shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(l)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.20)	—	$7.63	(1.32%)	0.58% (d),(e)	0.56% (d),(e)	3.98% (d)	10%	$123,247
(0.35)	—	$7.94	5.04%	0.62%	0.56% (f)	3.87%	13%	$120,169
(0.36)	0.00 (g)	$7.90	3.42% (h)	0.63%	0.54% (f)	4.06%	12%	$106,799
(0.39)	—	$7.99	11.35%	0.63%	0.54% (f)	4.30%	14%	$75,032
(0.33)	—	$7.55	(1.54%)	0.62%	0.53% (f)	4.16%	14%	$70,850
(0.33)	—	$8.00	13.05%	0.61%	0.53% (f)	4.22%	14%	$84,354
Columbia California Tax-Exempt Fund | Semiannual Report 2017	25

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
26	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
28	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class B	0.09
Class C	0.09
Class R4	0.09
Class R5	0.065
Class Y	0.025 (a)
Class Z	0.09

(a)	Annualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $22,862. The liability remaining at April 30, 2017 for non-recurring charges associated with the lease amounted to $12,909 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.30% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	51,567
Class C	15,097
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	0.820%	0.82%
Class B	1.570	1.57
Class C	1.570	1.57
Class R4	0.570	0.57
Class R5	0.575	0.52
Class Y	0.525	—
Class Z	0.570	0.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees
30	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
477,944,000	32,857,000	(4,480,000)	28,377,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $52,557,948 and $78,116,425, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the six months ended April 30, 2017, the Fund recorded a receivable of $312,081 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding) and is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, one unaffiliated shareholder of record owned 24.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
32	Columbia California Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia California Tax-Exempt Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia California Tax-Exempt Fund | Semiannual Report 2017

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Columbia California Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR123_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia AMT-Free Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia AMT-Free Intermediate Muni Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Intermediate Muni Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with preservation of principal.
Portfolio management
Brian McGreevy
Co-manager
Managed Fund since 2009
Paul Fuchs, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-0.74	-0.49	2.37	3.58
	Including sales charges		-3.70	-3.51	1.74	3.27
Class B	Excluding sales charges	11/25/02	-1.05	-1.13	1.71	2.91
	Including sales charges		-3.99	-4.03	1.71	2.91
Class C	Excluding sales charges	11/25/02	-1.05	-1.04	1.89	3.24
	Including sales charges		-2.03	-2.00	1.89	3.24
Class R4 *		03/19/13	-0.64	-0.20	2.56	3.79
Class R5 *		11/08/12	-0.60	-0.21	2.65	3.83
Class T *	Excluding sales charges	04/03/17	-0.77	-0.55	2.31	3.52
	Including sales charges		-3.21	-3.05	1.79	3.27
Class V	Excluding sales charges	06/26/00	-0.71	-0.44	2.42	3.63
	Including sales charges		-5.39	-5.16	1.43	3.14
Class Y *		03/01/17	-0.63	-0.28	2.58	3.79
Class Z		06/14/93	-0.63	-0.29	2.57	3.79
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.14	0.15	2.80	4.37
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. Class V shares have no relation to, or connection with, the Fund’s current Class T shares. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	5.4
AA rating	33.4
A rating	42.6
BBB rating	13.3
BB rating	0.5
B rating	0.2
Not rated	4.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at April 30, 2017)
California	18.5
New York	11.7
Texas	11.1
Illinois	8.1
Florida	7.9
Massachusetts	4.5
Pennsylvania	4.2
Colorado	2.9
District of Columbia	2.1
North Carolina	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 - April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.60	1,020.70	3.81	3.86	0.78
Class B	1,000.00	1,000.00	989.50	1,017.51	6.98	7.07	1.43
Class C	1,000.00	1,000.00	989.50	1,017.51	6.98	7.07	1.43
Class R4	1,000.00	1,000.00	993.60	1,021.68	2.84	2.88	0.58
Class R5	1,000.00	1,000.00	994.00	1,022.07	2.44	2.48	0.50
Class T	1,000.00	1,000.00	1,006.00 (a)	1,020.45	0.55 (a)	4.11	0.83 (a)
Class V (formerly Class T)	1,000.00	1,000.00	992.90	1,020.94	3.57	3.62	0.73
Class Y	1,000.00	1,000.00	1,011.20 (b)	1,022.17	0.75 (b)	2.38	0.48 (b)
Class Z	1,000.00	1,000.00	993.70	1,021.68	2.84	2.88	0.58
(a)	Based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.2%
City & County of Denver(a)
Refunding Certificate of Participation
VRDN Series 2008A-1
12/01/29	0.860%	4,700,000	4,700,000
Maryland 0.2%
County of Montgomery(a)
Unlimited General Obligation Bonds
Public Improvement BAN Series 2011B
06/01/26	0.840%	4,000,000	4,000,000
Massachusetts 0.5%
Commonwealth of Massachusetts(a)
Limited General Obligation Bonds
Consolidated Loan VRDN Series 2014A
03/01/26	0.800%	5,000,000	5,000,000
Massachusetts Health & Educational Facilities Authority(a)
Revenue Bonds
Childrens Hospital Series 2013-N4
10/01/49	0.880%	4,050,000	4,050,000
Total			9,050,000
Missouri 0.2%
Health & Educational Facilities Authority of the State of Missouri(a)
Revenue Bonds
Washington University VRDN Series 2009B
03/01/40	0.840%	3,500,000	3,500,000
New York 0.7%
New York City Transitional Finance Authority(a)
Subordinated Revenue Bonds
Future Tax Secured VRDN Series 2016
02/01/45	0.890%	5,000,000	5,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution VRDN Series 2012 (State Street)
06/15/32	0.890%	3,750,000	3,750,000
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution VRDN Series 2016BB
06/15/49	0.850%	3,000,000	3,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority(a)
Refunding Revenue Bonds
VRDN Subseries 2015B-2-RE
01/01/32	0.850%	2,790,000	2,790,000
Total			14,540,000
Total Floating Rate Notes (Cost $35,790,000)			35,790,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Alabama Public School & College Authority
Refunding Revenue Bonds
Series 2009A
05/01/19	5.000%	10,000,000	10,788,500
Alaska 1.1%
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project Series 2003B
01/01/21	5.000%	19,460,000	21,561,875
Arizona 0.3%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/26	5.000%	1,250,000	1,382,875
Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	2,700,000	2,853,279
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01/01/22	5.000%	1,000,000	1,069,040
Total			5,305,194
Arkansas 0.5%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/29	5.000%	4,695,000	5,319,905
Series 2014
12/01/31	5.000%	5,185,000	5,820,629
Total			11,140,534

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 18.3%
California Educational Facilities Authority
Revenue Bonds
Chapman University Series 2015
04/01/28	5.000%	1,000,000	1,165,030
Chapman University Series 2015
04/01/29	5.000%	1,650,000	1,907,978
Chapman University Series 2015
04/01/30	5.000%	1,700,000	1,951,770
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital Series 2015A
02/01/29	5.000%	1,485,000	1,705,092
Revenue Bonds
El Camino Hospital Series 2017
02/01/34	5.000%	1,750,000	1,979,233
St. Joseph Health System Series 2009B
07/01/18	5.000%	10,445,000	10,912,832
Sutter Health Obligation Group Series 2016A
11/15/33	5.000%	5,000,000	5,700,400
California Municipal Finance Authority
Prerefunded 10/01/18 Revenue Bonds
Biola University Series 2008
10/01/23	5.625%	3,000,000	3,201,120
Refunding Revenue Bonds
Biola University Series 2017
10/01/33	5.000%	625,000	713,325
Biola University Series 2017
10/01/34	5.000%	570,000	646,796
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/36	5.000%	2,085,000	2,203,240
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections & Rehabilitation Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,254,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Capital Projects Series 2012G
11/01/28	5.000%	5,510,000	6,343,222
Revenue Bonds
Various Capital Projects Series 2011A
10/01/22	5.250%	3,395,000	3,902,688
Various Capital Projects Series 2012A
04/01/28	5.000%	10,000,000	11,377,600
Various Capital Projects Series 2013I
11/01/28	5.250%	9,225,000	10,859,209
Various Capital Projects Series 2013I
11/01/29	5.000%	5,000,000	5,759,950
Various Capital Projects Series 2013I
11/01/31	5.500%	2,930,000	3,509,407
Various Correctional Facilities Series 2014A
09/01/31	5.000%	15,250,000	17,494,647
California State University
Prerefunded 05/01/18 Revenue Bonds
Systemwide Series 2008A (AGM)
11/01/22	5.000%	4,605,000	4,799,009
Unrefunded Revenue Bonds
Systemwide Series 2008A (AGM)
11/01/22	5.000%	395,000	410,567
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,545,150
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/30	5.000%	1,910,000	2,223,087
Series 2015 (AGM)
11/15/31	5.000%	1,000,000	1,157,130
Series 2015 (AGM)
11/15/32	5.000%	1,610,000	1,853,786
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	2,690,000	2,860,976

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	6,225,000	6,698,785
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/24	5.000%	1,000,000	1,045,270
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/35	5.000%	1,665,000	1,776,505
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/53	5.500%	9,000,000	10,334,070
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/33	5.000%	5,250,000	5,946,832
Refunding Revenue Bonds
Series 2017A-1
06/01/24	5.000%	5,000,000	5,823,200
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds Series 2015A
08/01/35	0.000%	2,650,000	1,269,562
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	5,000,000	5,611,200
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14 Series 2015
10/01/33	5.000%	4,000,000	4,607,640
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004 Series 2006 (NPFGC)
08/01/24	0.000%	5,000,000	4,200,200
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,464,192
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,151,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,536,760
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002 Series 2006C (AGM)
09/01/31	0.000%	28,000,000	17,047,520
San Francisco City & County Airports Commission-San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/29	4.900%	5,000,000	5,440,600
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien Series 1993 Escrowed to Maturity
01/01/25	0.000%	22,405,000	18,984,653
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	13,928,520
San Mateo County Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2005 Series 2006A (NPFGC)
09/01/20	0.000%	9,310,000	8,874,013
Simi Valley Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/25	5.000%	2,400,000	2,948,952
Southern California Public Power Authority
Revenue Bonds
Project No. 1 Series 2007A
11/01/22	5.250%	2,500,000	2,861,425
Windy Point/Windy Flats Project Series 2010-1
07/01/28	5.000%	10,000,000	11,122,200
Windy Point/Windy Flats Project Series 2010-1
07/01/30	5.000%	15,875,000	17,572,831
State of California
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/20	5.000%	12,500,000	13,575,750
Series 2009A
07/01/21	5.250%	635,000	693,058

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009A
07/01/21	5.250%	365,000	398,372
Unlimited General Obligation Bonds
Series 2015
03/01/33	5.000%	5,000,000	5,754,250
Various Purpose Series 2009
04/01/22	5.250%	1,000,000	1,081,520
Various Purpose Series 2009
10/01/22	5.250%	25,000,000	27,491,500
Various Purpose Series 2010
03/01/25	5.000%	1,000,000	1,106,390
Various Purpose Series 2011
10/01/19	5.000%	12,000,000	13,130,280
Various Purpose Series 2011
09/01/31	5.000%	10,000,000	11,330,900
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1 Series 2015
09/01/31	5.000%	1,000,000	1,117,630
Legacy Villages of Columbus #06-1 Series 2015
09/01/33	5.000%	1,250,000	1,382,663
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/20	0.000%	7,285,000	6,934,227
Total			370,680,544
Colorado 2.6%
Board of Governors of Colorado State University System
Refunding Revenue Bonds
Series 2013A
03/01/31	5.000%	4,560,000	5,477,563
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/32	5.000%	10,000,000	11,365,100
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities Series 2012A
12/01/27	5.000%	4,000,000	4,328,760
Covenant Retirement Communities Series 2015
12/01/26	5.000%	1,860,000	2,096,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Covenant Retirement Communities Series 2015
12/01/28	5.000%	1,000,000	1,111,950
Covenant Retirement Communities Series 2015
12/01/30	5.000%	1,400,000	1,535,618
NCMC, Inc. Project Series 2016
05/15/27	5.000%	1,440,000	1,706,069
Revenue Bonds
Adventist Health Systems/Sunbelt Series 2016
11/15/36	5.000%	3,025,000	3,634,598
E-470 Public Highway Authority(d)
Revenue Bonds
Capital Appreciation Senior Series 2000B (NPFGC)
09/01/18	0.000%	1,500,000	1,473,735
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax Series 2015
12/01/32	5.000%	1,500,000	1,646,985
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/25	5.000%	10,000,000	11,022,000
Series 2015
06/01/27	5.000%	2,925,000	3,446,118
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/27	5.000%	3,750,000	4,299,675
Total			53,144,651
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,767,327
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	850,000	927,631

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/22	7.000%	4,984,000	5,396,974
Total			8,091,932
District of Columbia 2.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/30	5.000%	3,000,000	3,476,730
Friendship Public Charter School Series 2016
06/01/36	5.000%	2,900,000	3,015,884
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	8,920,000	9,421,928
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/24	0.000%	20,980,000	16,714,137
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/25	0.000%	7,500,000	5,685,375
Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/26	0.000%	5,000,000	3,638,900
Total			41,952,954
Florida 7.8%
Capital Trust Agency, Inc.(d)
Revenue Bonds
Atlantic Housing Foundation Subordinated Series 2008B
07/15/32	0.000%	1,835,000	917,298
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien Series 2016B
07/01/31	4.000%	2,000,000	2,118,100
Series 2016A
07/01/31	4.000%	12,000,000	12,708,600
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured Series 2012A-1
06/01/21	5.000%	16,965,000	19,235,596
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates Series 2008
01/01/19	5.875%	935,000	966,584
City of Port St. Lucie Utility System
Refunding Revenue Bonds
Series 2016
09/01/28	5.000%	1,200,000	1,419,240
County of Miami-Dade Aviation
Prerefunded 10/01/16 Revenue Bonds
Miami International Series 2010
10/01/25	5.500%	1,450,000	1,655,175
Refunding Revenue Bonds
Series 2014B
10/01/32	5.000%	6,500,000	7,373,275
Unrefunded Revenue Bonds
Miami International Series 2010
10/01/25	5.500%	4,550,000	5,152,056
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/29	5.000%	500,000	561,070
Series 2014
10/01/31	5.000%	600,000	667,506
Series 2014
10/01/33	5.000%	1,215,000	1,340,753
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	23,199,000
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/34	5.875%	1,665,000	1,699,815
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/30	5.000%	2,750,000	3,229,407
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport Subordinated Series 2015B
10/01/31	5.000%	1,600,000	1,829,856
Tampa International Airport Subordinated Series 2015B
10/01/32	5.000%	2,300,000	2,618,872

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee County Industrial Development Authority
Refunding Revenue Bonds
Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,664,917
Lee County School Board
Refunding Certificate of Participation
Series 2014A
08/01/28	5.000%	2,000,000	2,320,580
Miami-Dade County Expressway Authority
Refunding Revenue Bonds
Series 2016A
07/01/29	5.000%	2,175,000	2,549,187
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/30	5.000%	2,150,000	2,432,919
Orange County Health Facilities Authority
Refunding Revenue Bonds
Orlando Health, Inc. Series 2016A
10/01/35	5.000%	3,000,000	3,350,880
Orange County School Board
Certificate of Participation
Series 2012B
08/01/26	5.000%	6,500,000	7,506,590
Refunding Certificate of Participation
Series 2016C
08/01/33	5.000%	8,400,000	9,653,700
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/26	5.000%	4,620,000	5,378,142
Series 2015A
08/01/27	5.000%	2,500,000	2,894,775
Sarasota County Health Facilities Authority
Prerefunded 01/01/18 Refunding Revenue Bonds
Village On The Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,122,680
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/30	5.000%	2,500,000	2,850,425
School District of Broward County
Refunding Certificate of Participation
Series 2012A
07/01/25	5.000%	5,280,000	5,952,461
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole Tribe of Florida, Inc.(c),(f)
Revenue Bonds
Series 2007A
10/01/22	5.750%	9,530,000	9,660,656
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/30	5.000%	2,925,000	3,159,585
Sterling Hill Community Development District(g)
Special Assessment Bonds
Series 2003B
11/01/10	5.500%	145,000	101,477
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/30	5.000%	1,510,000	1,675,556
Total			157,966,733
Georgia 1.2%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien Series 2014
01/01/32	5.000%	2,000,000	2,294,960
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	2,500,000	2,949,075
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,487,800
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College Series 2015
06/01/32	5.000%	3,630,000	4,095,221
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project Series 2014
06/01/24	0.000%	625,000	406,744
I-75 S Express Lanes Project Series 2014
06/01/34	0.000%	3,750,000	1,225,650
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project Series 2016
01/01/27	5.000%	2,000,000	2,367,980

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University Health Services, Inc. Project Series 2016
01/01/28	5.000%	950,000	1,113,010
State of Georgia
Unlimited General Obligation Bonds
Series 2012A
07/01/31	4.000%	5,000,000	5,366,850
Total			25,307,290
Hawaii 0.2%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University Series 2013A
07/01/20	5.000%	870,000	894,081
Hawaii Pacific University Series 2013A
07/01/23	5.750%	1,015,000	1,076,499
Hawaii Pacific University Series 2013A
07/01/27	6.250%	1,400,000	1,501,080
Total			3,471,660
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/24	7.000%	2,980,000	3,191,222
Terraces of Boise Project Series 2014B-1
10/01/22	6.500%	1,300,000	1,301,352
Total			4,492,574
Illinois 8.0%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien Series 2014B
01/01/29	5.000%	6,150,000	6,960,324
Series 2016B
01/01/35	4.000%	3,500,000	3,558,940
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien Series 2016B
01/01/33	5.000%	2,000,000	2,256,200
Refunding Revenue Bonds
General Senior Lien Series 2013B
01/01/28	5.250%	11,180,000	12,963,657
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Passenger Facility Charge Series 2012A
01/01/28	5.000%	2,590,000	2,855,864
Passenger Facility Charge Series 2012A
01/01/29	5.000%	2,500,000	2,743,950
Passenger Facility Charge Series 2012A
01/01/30	5.000%	3,000,000	3,277,590
Chicago Park District
Unlimited General Obligation Refunding Bonds
Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,744,775
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/29	5.250%	7,485,000	8,147,123
Series 2011
12/01/30	5.250%	1,925,000	2,090,723
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	7,708,368
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	1,400,000	1,418,354
Unlimited General Obligation Bonds
Series 2002B
01/01/27	5.125%	3,155,000	3,165,695
Series 2015A
01/01/23	5.000%	5,000,000	5,071,150
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/30	5.250%	3,000,000	2,986,050
Project Series 2014A
01/01/32	5.250%	3,845,000	3,794,400
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2016
11/01/27	5.000%	1,250,000	1,419,100
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University Series 2004A
10/01/18	5.375%	2,000,000	2,117,020

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rush University Medical Center Series 2015A
11/15/32	5.000%	10,000,000	11,140,400
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/30	5.000%	12,000,000	13,713,600
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/32	5.000%	9,600,000	10,843,968
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/31	4.000%	12,000,000	12,693,840
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/32	5.000%	1,800,000	1,996,686
Series 2015D
01/01/33	5.000%	2,000,000	2,209,680
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,372,900
Series 2010
06/01/21	5.250%	12,000,000	13,678,440
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	10,100,000	10,790,032
Series 2014
02/01/31	5.250%	4,965,000	5,095,133
Total			162,813,962
Indiana 0.6%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,582,126
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc. Series 2011A
10/01/25	5.250%	1,750,000	2,018,135
2nd Lien-CWA Authority, Inc. Series 2011B
10/01/23	5.250%	7,035,000	8,054,653
Total			11,654,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.0%
City of Coralville
Tax Allocation Bonds
Tax Increment Series 2007C
06/01/17	5.000%	730,000	730,741
Kansas 0.3%
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,011,940
Kentucky 1.6%
Kentucky Economic Development Finance Authority
Revenue Bonds
Senior-Next Generation Information Series 2015
07/01/32	5.000%	1,500,000	1,615,005
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/29	5.000%	4,000,000	4,530,600
Louisville & Jefferson County Metropolitan Sewer District
Prerefunded 05/15/19 Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,035,984
Series 2009A
05/15/22	5.000%	7,825,000	8,446,149
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc. Series 2016
10/01/29	5.000%	8,000,000	9,182,800
Total			31,810,538
Louisiana 1.1%
Louisiana Office Facilities Corp.
Refunding Revenue Bonds
State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,736,289
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Series 2016
05/15/30	5.000%	1,000,000	1,133,070
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015 (AGM)
06/01/22	5.000%	2,000,000	2,305,400

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,526,335
Parish of St. Charles
Revenue Bonds
Valero Energy Corp. Series 2010
12/01/40	4.000%	9,245,000	9,713,167
Total			22,414,261
Maryland 0.1%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp. Series 2017
04/01/36	5.000%	1,000,000	975,120
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/28	5.000%	1,300,000	1,471,093
Total			2,446,213
Massachusetts 4.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan Series 2002D (AMBAC / TCRS / BNY)
08/01/18	5.500%	6,500,000	6,871,605
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/29	0.000%	10,000,000	6,688,400
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,734,419
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program Subordinated Series 1999A
08/01/19	6.000%	2,500,000	2,775,300
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston Medical Center Series 2016E
07/01/33	5.000%	1,000,000	1,085,710
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation Series 2015F
08/15/31	5.000%	2,490,000	2,839,546
Lahey Clinic Obligation Series 2015F
08/15/32	5.000%	4,120,000	4,672,533
Lahey Clinic Obligation Series 2015F
08/15/33	5.000%	4,845,000	5,457,069
Revenue Bonds
Dana-Farber Cancer Institute Series 2016
12/01/34	5.000%	1,000,000	1,138,770
UMass Boston Student Housing Project Series 2016
10/01/32	5.000%	1,300,000	1,416,129
Unrefunded Revenue Bonds
Series 2009A
11/15/19	5.250%	755,000	805,132
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Caregroup, Inc. Series 2008E-2
07/01/20	5.375%	9,720,000	10,223,593
Caregroup, Inc. Series 2008E-2
07/01/22	5.375%	13,345,000	14,036,405
Revenue Bonds
Boston College Series 2008M-1
06/01/24	5.500%	2,670,000	3,280,175
Massachusetts Port Authority
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,675,035
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	13,622,115
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Green Bonds Series 2016C
08/01/36	4.000%	2,000,000	2,101,040
Total			81,422,976

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/26	5.250%	2,000,000	2,234,980
Senior Lien Series 2012A
07/01/27	5.250%	1,500,000	1,666,680
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp. Series 2015
05/15/29	5.000%	1,800,000	2,064,564
Senior Lien - Great Lakes Water Authority Series 2014C-6
07/01/33	5.000%	800,000	881,384
Series 2014H-1
10/01/26	5.000%	3,300,000	3,805,692
Trinity Health Credit Series 2017
12/01/31	5.000%	2,500,000	2,880,750
Revenue Bonds
Local Government Loan Program - Great Laakes Water Authority Series 2015
07/01/33	5.000%	5,000,000	5,469,450
Senior Lien - Great Lakes Water Authority Series 2014C-3 (AGM)
07/01/32	5.000%	1,000,000	1,126,830
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,452,080
State of Michigan Trunk Line
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,135,480
Series 2011
11/15/28	5.000%	1,000,000	1,132,680
Series 2011
11/15/29	5.000%	1,205,000	1,362,638
Total			28,213,208
Minnesota 0.9%
City of St. Cloud
Refunding Revenue Bonds
Centracare Health Series 2016A
05/01/27	5.000%	1,785,000	2,136,092
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School Series 2015A
08/01/22	5.000%	750,000	790,658
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/30	5.750%	1,075,000	1,075,204
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/28	5.250%	1,500,000	1,621,020
HealthPartners Obligation Group Series 2015
07/01/28	5.000%	6,400,000	7,427,328
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building Series 2016B (School District Credit Enhancement Program)
02/01/30	0.000%	2,065,000	1,378,697
School Building Series 2016B (School District Credit Enhancement Program)
02/01/31	0.000%	2,190,000	1,399,366
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08/01/19	5.000%	500,000	544,150
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury Series 2014
12/01/34	5.000%	1,000,000	1,008,750
Total			17,381,265
Mississippi 0.2%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/29	5.000%	3,500,000	3,973,515
Missouri 1.5%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth Series 2015A
11/15/28	5.000%	6,210,000	7,230,489

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Services Series 2014
02/01/26	5.000%	1,225,000	1,369,293
Lutheran Senior Services Series 2014
02/01/29	5.000%	5,975,000	6,537,785
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project Series 2017
05/15/37	5.250%	2,645,000	2,753,921
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project Series 2015A
12/01/29	5.000%	2,000,000	2,322,180
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/26	3.250%	465,000	476,727
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,222,390
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group Series 2015
12/01/25	5.000%	1,565,000	1,646,380
Revenue Bonds
Friendship Village Sunset Hills Series 2013A
09/01/23	5.000%	690,000	779,176
Total			30,338,341
Nebraska 0.7%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit Series 2015
01/01/27	5.000%	11,865,000	13,682,599
Nevada 2.0%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,574,090
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales Series 2008A
06/15/20	6.500%	3,400,000	3,491,052
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/30	4.000%	9,360,000	9,928,433
County of Clark
Limited General Obligation Refunding Bonds
Transportation Series 2009A
12/01/28	5.000%	10,740,000	11,741,397
County of Clark Department of Aviation
Subordinated Revenue Bonds
System Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	8,882,792
County of Washoe
Refunding Revenue Bonds
Sierra Pacific Power Series 2016B
03/01/36	3.000%	3,000,000	3,121,140
Total			40,738,904
New Hampshire 0.4%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
University System Series 2009A
07/01/23	5.000%	8,370,000	8,975,737
New Jersey 1.2%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	943,080
Freehold Regional High School District
Unlimited General Obligation Refunding Bonds
Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,328,501
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,390,020
Manalapan-Englishtown Regional Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,510,672

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co. Series 2010A
06/01/23	4.450%	1,000,000	1,064,590
School Facilities-Construction Series 2009AA
12/15/20	5.250%	1,000,000	1,045,770
Revenue Bonds
MSU Student Housing Project-Provident Series 2010
06/01/21	5.000%	1,000,000	1,072,420
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,136,490
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2008AA
10/01/28	6.375%	15,000	15,458
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,123,880
Transportation System Series 2006A
12/15/20	5.250%	1,000,000	1,082,310
Transportation System Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,378,680
Transportation System Series 2006A (AGM)
12/15/22	5.250%	4,000,000	4,611,720
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/28	5.250%	500,000	614,415
Total			24,318,006
New Mexico 0.2%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/27	5.250%	3,000,000	3,621,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 10.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System Series 2015
07/01/24	5.000%	700,000	811,041
Catholic Health System Series 2015
07/01/25	5.000%	1,000,000	1,159,740
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008B-1
09/01/22	5.250%	7,200,000	7,623,936
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2007D-1
12/01/21	5.000%	2,400,000	2,458,752
County of Nassau
Limited General Obligation Bonds
Series 2014A
04/01/27	5.000%	12,025,000	13,911,121
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc. Series 2016B
07/01/32	5.000%	7,500,000	8,508,225
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/30	5.000%	1,535,000	1,788,413
Revenue Bonds
Series 2012B
09/01/26	5.000%	5,000,000	5,699,950
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services Series 2011
07/01/19	5.000%	6,125,000	6,591,480
Catholic Health Services Series 2011
07/01/20	5.000%	9,390,000	10,377,358
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured Series 2009
05/01/27	5.000%	7,355,000	7,936,486
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax Series 2016E-1
02/01/32	5.000%	13,000,000	15,163,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/45	5.000%	890,000	942,421
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group Series 2009A
05/01/30	5.250%	4,750,000	5,147,433
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine Series 2009
07/01/26	5.500%	14,635,000	16,018,300
Mount Sinai School of Medicine Series 2009
07/01/27	5.500%	10,675,000	11,684,001
Refunding Revenue Bonds
Consolidated Service Contract Series 2009A
07/01/24	5.000%	3,500,000	3,795,680
North Shore - Long Island Jewish Obligation Group Series 2015A
05/01/31	5.000%	9,750,000	11,151,465
Revenue Bonds
Court Facilities Lease Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,268,380
St. John’s University Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,901,756
State University Educational Facilities 3rd General Series 2005A (NPFGC)
05/15/22	5.500%	6,730,000	8,034,543
Upstate Community-State Supported Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,393,448
New York State Thruway Authority
Revenue Bonds
General 2nd Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	12,190,664
General Series 2012I
01/01/24	5.000%	8,500,000	9,863,145
Junior Lien Series 2016A
01/01/33	5.000%	1,000,000	1,144,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract Series 2008B
01/01/19	5.000%	4,000,000	4,191,440
Service Contract Series 2008B
01/01/20	5.000%	10,460,000	10,955,595
Revenue Bonds
State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC)
03/15/20	5.500%	20,000,000	22,489,000
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,067,750
Total			218,269,053
North Carolina 2.1%
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/26	5.000%	1,250,000	1,312,175
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	22,503,417
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes Series 2016C
10/01/31	4.000%	1,000,000	1,032,520
Revenue Bonds
Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,115,000	1,117,654
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/31	5.000%	2,000,000	2,321,680
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/25	5.000%	10,000,000	12,162,900
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects Series 2016
06/01/31	4.000%	500,000	532,955

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Housing Projects Series 2016
06/01/32	4.000%	500,000	529,300
Total			41,512,601
Ohio 1.4%
American Municipal Power, Inc.
Refunding Revenue Bonds
Series 2015A
02/15/32	5.250%	12,000,000	13,471,080
Revenue Bonds
AMP Fremont Energy Center Project Series 2012
02/15/24	5.000%	2,000,000	2,286,300
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement Series 2016
12/01/31	5.000%	3,000,000	3,539,640
Mason City School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,486,790
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,301,580
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,200,375
Total			28,285,765
Oklahoma 0.2%
Chickasaw Nation(c),(f)
Revenue Bonds
Health System Series 2007
12/01/17	5.375%	360,000	366,185
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/27	5.000%	2,000,000	2,292,680
Series 2016
09/01/28	5.000%	1,575,000	1,792,728
Total			4,451,593
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.4%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	1,000,000	1,053,560
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/33	0.000%	7,160,000	3,744,322
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/34	5.000%	3,500,000	4,015,305
Total			8,813,187
Pennsylvania 4.2%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
2nd Lien Series 2016
09/15/34	4.000%	10,000,000	10,339,900
County of Westmoreland(d)
Unlimited General Obligation Bonds
Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC)
12/01/18	0.000%	1,000,000	970,700
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries Series 2015
01/01/27	5.000%	2,500,000	2,794,950
Diakon Lutheran Ministries Series 2015
01/01/28	5.000%	3,840,000	4,249,075
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/33	5.000%	2,200,000	2,560,206
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,012,573
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)
09/01/21	0.000%	2,210,000	2,064,891

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/29	5.250%	3,000,000	3,408,000
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project Series 2008A
08/15/20	5.000%	3,480,000	3,659,846
Saint Luke’s Hospital Project Series 2008A
08/15/21	5.125%	3,715,000	3,912,972
Saint Luke’s Hospital Project Series 2008A
08/15/22	5.250%	1,965,000	2,072,879
Refunding Revenue Bonds
St. Luke’s University Health Network Series 2016
08/15/26	5.000%	3,670,000	4,323,554
St. Luke’s University Health Network Series 2016
08/15/27	5.000%	1,745,000	2,038,055
Pennsylvania Turnpike Commission(a)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation Subordinated Series 2010B-2
12/01/24	5.350%	20,000,000	22,869,600
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/31	5.625%	1,460,000	1,683,541
Revenue Bonds
Series 2015B
12/01/30	5.000%	525,000	603,204
Series 2016A-1
12/01/35	5.000%	3,400,000	3,802,526
Series 2016A-1
12/01/36	5.000%	3,250,000	3,624,043
Subordinated Unrefunded Revenue Bonds
Series 2011A
12/01/31	5.625%	6,690,000	7,478,149
Total			84,468,664
Rhode Island 1.0%
Providence Housing Authority
Prerefunded 09/01/18 Revenue Bonds
Capital Fund Series 2008
09/01/24	5.000%	565,000	595,555
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Fund Series 2008
09/01/26	5.000%	310,000	326,765
Capital Fund Series 2008
09/01/27	5.000%	410,000	432,173
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,175,000
Revenue Bonds
East Greenwich Free Library Association Series 2004
06/15/24	5.750%	345,000	345,066
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,550,478
Rhode Island Health & Educational Building Corp.
Prerefunded 03/01/20 Revenue Bonds
New England Institute of Technology Series 2010
03/01/24	5.000%	1,145,000	1,265,843
Prerefunded 05/15/19 Revenue Bonds
Bond Financing Program Series 2009
05/15/25	5.000%	1,515,000	1,635,503
Hospital Financing-Lifespan Obligation Series 2009A (AGM)
05/15/27	6.125%	400,000	440,904
Hospital Financing-Lifespan Obligation Series 2009A (AGM)
05/15/30	6.250%	500,000	552,395
Prerefunded 09/15/18 Revenue Bonds
University of Rhode Island Series 2008A
09/15/28	6.500%	3,000,000	3,228,270
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation Series 2016
05/15/27	5.000%	2,500,000	2,835,100
Revenue Bonds
Higher Education-Johnson & Wales Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,472,100
University of Rhode Island Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,067,960

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Turnpike & Bridge Authorit
Refunding Revenue Bonds
Series 2016A
10/01/33	5.000%	1,300,000	1,484,730
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/34	4.000%	525,000	546,598
Total			20,954,440
South Carolina 1.9%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/25	5.000%	1,000,000	1,211,360
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	3,250,000	3,700,482
McLeod Regional Medical Center Project Series 2014
11/01/32	5.000%	4,900,000	5,547,437
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,519,600
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,348,300
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group Series 2013
05/01/28	5.000%	3,500,000	3,570,175
York Preparatory Academy Project Series 2014A
11/01/33	7.000%	590,000	646,493
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/25	4.500%	410,000	412,927
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/26	5.000%	7,000,000	7,899,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
12/01/30	5.000%	4,000,000	4,444,720
Total			38,301,274
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group Series 2015
11/01/26	5.000%	1,000,000	1,185,750
Sanford Obligated Group Series 2015
11/01/27	5.000%	530,000	620,863
Revenue Bonds
Regional Health Series 2011
09/01/20	5.000%	1,250,000	1,394,638
Regional Health Series 2011
09/01/21	5.000%	1,000,000	1,113,970
Total			4,315,221
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I Series 2015
10/01/29	5.000%	1,000,000	1,097,700
Student Housing - CDFI Phase I Series 2015
10/01/30	5.000%	500,000	545,815
Total			1,643,515
Texas 11.0%
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien Series 2011
01/01/31	5.750%	15,230,000	17,606,641
Refunding Subordinated Revenue Bonds
Series 2016
01/01/28	5.000%	1,000,000	1,150,080
Series 2016
01/01/29	5.000%	1,680,000	1,916,981
Series 2016
01/01/30	5.000%	2,045,000	2,318,519
Revenue Bonds
Senior Lien Series 2010
01/01/20	5.750%	1,250,000	1,380,425

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien Series 2010 Escrowed to Maturity
01/01/19	5.750%	565,000	608,968
Senior Lien Series 2015A
01/01/30	5.000%	1,450,000	1,650,912
Unrefunded Revenue Bonds
Senior Lien Series 2010
01/01/19	5.750%	185,000	197,730
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/31	5.000%	7,500,000	8,382,375
Series 2015C
08/15/32	5.000%	6,000,000	6,676,980
Series 2015C
08/15/34	5.000%	10,140,000	11,193,952
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/34	5.000%	700,000	805,427
Series 2017A
11/15/35	5.000%	1,000,000	1,145,290
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Series 2015
09/01/27	5.000%	1,215,000	1,406,363
Convention & Entertainment Series 2015
09/01/29	5.000%	1,500,000	1,713,645
Convention & Entertainment Facilities Series 2014
09/01/30	5.000%	1,000,000	1,137,700
City of Houston Airport System
Subordinated Refunding Revenue Bonds
Lien Series 2012B
07/01/28	5.000%	7,000,000	7,918,750
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien Series 2016B
11/15/32	5.000%	10,000,000	11,749,300
City of Houston Combined Utility System(e)
Refunding Revenue Bonds
Combination 1st Lien Series 2017B
11/15/34	5.000%	2,610,000	3,070,587
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Combination 1st Lien Series 2017B
11/15/35	5.000%	4,055,000	4,738,714
City of Lubbock
Limited General Obligation Notes
CTFS Obligation Series 2016
02/15/33	4.000%	1,000,000	1,060,090
CTFS Obligation Series 2016
02/15/34	4.000%	1,000,000	1,053,810
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership Series 2015
08/15/35	5.500%	11,500,000	11,775,885
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/28	5.000%	21,380,000	23,857,942
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Series 2005 (Permanent School Fund Guarantee)
02/15/22	0.000%	2,000,000	1,839,860
Harris County Industrial Development Corp.
Revenue Bonds
Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	12,359,280
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien Series 2014C
11/15/32	5.000%	500,000	559,560
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	535,000	642,647
Unrefunded Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	465,000	531,351
Lewisville Independent School District
Prerefunded 02/15/19 Unlimited General Obligation Bonds
School Building Series 2009
08/15/21	5.000%	1,000,000	1,069,390

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp. Series 2011
05/15/27	5.000%	11,195,000	12,404,284
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/36	4.000%	1,250,000	1,260,475
NCCD-College Station Properties LLC Series 2015
07/01/35	5.000%	4,000,000	4,250,560
NCCD-College Station Properties LLC Series 2015A
07/01/30	5.000%	7,800,000	8,434,998
North Harris County Regional Water Authority
Prerefunded 12/15/18 Revenue Bonds
Senior Lien Series 2008
12/15/20	5.250%	4,415,000	4,712,218
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier Series 2008
01/01/22	6.000%	12,280,000	12,700,344
Refunding Revenue Bonds
2nd Tier Series 2015A
01/01/32	5.000%	16,800,000	19,062,792
Series 2016A
01/01/27	5.000%	2,550,000	2,966,848
System-2nd Tier
01/01/31	5.000%	1,365,000	1,551,077
Unrefunded Revenue Bonds
System-1st Tier Series 2008
01/01/22	6.000%	1,720,000	1,774,472
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/21	5.000%	2,300,000	2,589,202
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools Series 2010A
08/15/20	5.125%	1,115,000	1,172,322
Idea Public Schools Series 2010A
08/15/24	5.750%	1,590,000	1,727,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southwest Higher Education Authority, Inc.
Prerefunded 10/01/19 Revenue Bonds
Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,093,440
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,534,420
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	816,630
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12/15/25	5.000%	1,000,000	1,087,390
Total			222,658,415
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/31	5.000%	650,000	771,394
Series 2017B
07/01/32	5.000%	1,000,000	1,179,020
Series 2017B
07/01/33	5.000%	1,000,000	1,172,300
Total			3,122,714
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center Series 2016A
12/01/33	5.000%	12,445,000	13,928,693
Virgin Islands, U.S. 0.0%
Virgin Islands Water & Power Authority - Electric System(f)
Refunding Revenue Bonds
Series 2012A
07/01/21	4.000%	455,000	320,684
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	1,004,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/30	5.000%	1,500,000	1,525,875
Virginia Resources Authority
Prerefunded 10/01/19 Revenue Bonds
State Revolving Fund Series 2009
10/01/22	5.000%	500,000	546,720
Total			3,076,635
Washington 1.9%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/25	5.000%	2,960,000	2,892,216
Series 2015A
12/01/30	5.750%	2,820,000	2,733,313
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien Series 2016
02/01/27	5.000%	1,000,000	1,198,480
State of Washington
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax Series 2010B
08/01/26	5.000%	18,270,000	19,862,413
Unlimited General Obligation Bonds
Series 2015A-1
08/01/30	5.000%	8,720,000	10,258,906
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key Series 2015A
07/01/30	6.500%	320,000	317,453
Heron’s Key Series 2015A
07/01/35	6.750%	1,090,000	1,079,743
Total			38,342,524
West Virginia 0.2%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,618,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project Series 2016D
11/01/30	4.050%	1,485,000	1,459,206
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst Series 2017
05/15/37	5.250%	1,000,000	1,054,270
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,077,400
Series 2009A
05/01/23	5.125%	14,000,000	15,112,440
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group Series 2015
08/15/31	5.000%	1,000,000	1,123,880
Rogers Memorial Hospital, Inc. Series 2014A
07/01/34	5.000%	2,500,000	2,701,400
Total			22,528,596
Total Municipal Bonds (Cost $1,866,365,099)			1,964,065,265

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(h)	1,743,565	1,743,565
Total Money Market Funds (Cost $1,743,565)		1,743,565
Total Investments (Cost $1,903,898,664)		2,001,598,830
Other Assets & Liabilities, Net		22,350,984
Net Assets		$2,023,949,814

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $24,470,782 which represents 1.21% of net assets.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $10,347,525 which represents 0.51% of net assets.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2017, the value of these securities amounted to $101,477 which represents 0.01% of net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	35,790,000	—	35,790,000
Municipal Bonds	—	1,964,065,265	—	1,964,065,265
Money Market Funds	1,743,565	—	—	1,743,565
Total Investments	1,743,565	1,999,855,265	—	2,001,598,830
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,903,898,664
Total investments, at cost	1,903,898,664
Investments, at value
Unaffiliated issuers, at value	2,001,598,830
Total investments, at value	2,001,598,830
Cash	9,557,461
Receivable for:
Investments sold	6,215,614
Capital shares sold	3,261,497
Regulatory settlements (Note 6)	485,268
Interest	25,446,069
Expense reimbursement due from Investment Manager	3,449
Prepaid expenses	4,575
Trustees’ deferred compensation plan	215,555
Other assets	50,006
Total assets	2,046,838,324
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	10,841,375
Capital shares purchased	5,758,477
Distributions to shareholders	5,357,733
Management services fees	25,568
Distribution and/or service fees	2,303
Transfer agent fees	338,950
Compensation of board members	320,135
Compensation of chief compliance officer	126
Other expenses	28,288
Trustees’ deferred compensation plan	215,555
Total liabilities	22,888,510
Net assets applicable to outstanding capital stock	$2,023,949,814
Represented by
Paid in capital	1,931,509,492
Undistributed net investment income	1,979,929
Accumulated net realized loss	(7,239,773)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	97,700,166
Total - representing net assets applicable to outstanding capital stock	$2,023,949,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	27

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$196,463,825
Shares outstanding	18,757,136
Net asset value per share	$10.47
Maximum offering price per share(a)	$10.79
Class B
Net assets	$94,306
Shares outstanding	9,006
Net asset value per share	$10.47
Class C
Net assets	$50,288,399
Shares outstanding	4,800,556
Net asset value per share	$10.48
Class R4
Net assets	$13,302,974
Shares outstanding	1,271,046
Net asset value per share	$10.47
Class R5
Net assets	$10,163,359
Shares outstanding	971,561
Net asset value per share	$10.46
Class T
Net assets	$10,034
Shares outstanding	959
Net asset value per share(b)	$10.47
Maximum offering price per share(c)	$10.74
Class V(d)
Net assets	$13,371,122
Shares outstanding	1,276,667
Net asset value per share	$10.47
Maximum offering price per share(e)	$10.99
Class Y
Net assets	$10,058
Shares outstanding	959
Net asset value per share	$10.49
Class Z
Net assets	$1,740,245,737
Shares outstanding	166,074,328
Net asset value per share	$10.48

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
(d)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(e)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class V.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,698
Interest	40,467,515
Total income	40,474,213
Expenses:
Management services fees	4,828,355
Distribution and/or service fees
Class A	220,597
Class B	526
Class C	225,068
Class T(a)	1
Class V(b)	9,970
Transfer agent fees
Class A	203,048
Class B	113
Class C	48,723
Class R4	8,778
Class R5	2,705
Class T(a)	1
Class V(b)	12,232
Class Z	1,656,109
Compensation of board members	49,267
Custodian fees	7,578
Printing and postage fees	18,983
Registration fees	81,867
Audit fees	16,488
Legal fees	29,363
Compensation of chief compliance officer	520
Other	(133,309)
Total expenses	7,286,983
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(890,644)
Total net expenses	6,396,339
Net investment income	34,077,874
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(478,109)
Net realized loss	(478,109)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(56,141,564)
Net change in unrealized appreciation (depreciation)	(56,141,564)
Net realized and unrealized loss	(56,619,673)
Net decrease in net assets resulting from operations	$(22,541,799)

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	29

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)(a),(b)	Year Ended October 31, 2016
Operations
Net investment income	$34,077,874	$73,267,996
Net realized gain (loss)	(478,109)	2,926,895
Net change in unrealized appreciation (depreciation)	(56,141,564)	1,641,990
Net increase (decrease) in net assets resulting from operations	(22,541,799)	77,836,881
Distributions to shareholders
Net investment income
Class A	(3,426,712)	(7,198,893)
Class B	(1,510)	(5,552)
Class C	(650,421)	(1,350,483)
Class R4	(160,127)	(157,007)
Class R5	(158,166)	(249,006)
Class T	(21)	—
Class V(c)	(210,404)	(429,633)
Class Y	(55)	—
Class Z	(29,823,293)	(63,675,977)
Total distributions to shareholders	(34,430,709)	(73,066,551)
Increase (decrease) in net assets from capital stock activity	(344,476,892)	264,881,920
Total increase (decrease) in net assets	(401,449,400)	269,652,250
Net assets at beginning of period	2,425,399,214	2,155,746,964
Net assets at end of period	$2,023,949,814	$2,425,399,214
Undistributed net investment income	$1,979,929	$2,332,764

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a),(b)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (c)	1,638,697	17,032,261	5,760,798	62,298,226
Distributions reinvested	288,253	3,000,071	552,353	5,978,857
Redemptions	(6,210,548)	(64,488,487)	(5,099,783)	(55,156,978)
Net increase (decrease)	(4,283,598)	(44,456,155)	1,213,368	13,120,105
Class B
Subscriptions	1,103	11,810	8,113	87,840
Distributions reinvested	72	751	331	3,573
Redemptions (c)	(6,641)	(69,471)	(22,713)	(245,627)
Net decrease	(5,466)	(56,910)	(14,269)	(154,214)
Class C
Subscriptions	399,483	4,160,976	1,385,776	14,989,421
Distributions reinvested	48,646	506,486	94,404	1,022,014
Redemptions	(1,223,085)	(12,748,027)	(938,916)	(10,165,555)
Net increase (decrease)	(774,956)	(8,080,565)	541,264	5,845,880
Class R4
Subscriptions	941,637	9,798,292	635,100	6,882,632
Distributions reinvested	15,365	159,966	14,472	156,685
Redemptions	(463,566)	(4,799,951)	(150,716)	(1,620,628)
Net increase	493,436	5,158,307	498,856	5,418,689
Class R5
Subscriptions	514,105	5,334,191	1,121,172	12,151,359
Distributions reinvested	15,192	158,003	23,005	248,664
Redemptions	(389,030)	(4,034,497)	(791,660)	(8,558,970)
Net increase	140,267	1,457,697	352,517	3,841,053
Class T
Subscriptions	959	10,000	—	—
Net increase	959	10,000	—	—
Class V(d)
Subscriptions	5,164	54,031	4,291	46,430
Distributions reinvested	14,363	149,511	27,649	299,218
Redemptions	(55,144)	(575,068)	(55,164)	(597,488)
Net decrease	(35,617)	(371,526)	(23,224)	(251,840)
Class Y
Subscriptions	959	10,000	—	—
Net increase	959	10,000	—	—
Class Z
Subscriptions	20,551,944	213,789,293	47,084,746	509,343,454
Distributions reinvested	276,274	2,878,000	513,772	5,563,905
Redemptions	(49,472,675)	(514,815,033)	(25,659,009)	(277,845,112)
Net increase (decrease)	(28,644,457)	(298,147,740)	21,939,509	237,062,247
Total net increase (decrease)	(33,108,473)	(344,476,892)	24,508,021	264,881,920

(a)	Class T shares are based on operations from April 3, 2017 (commencement of operations) through the stated period end.
(b)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
4/30/2017 (c)	$10.71	0.16	(0.24)	(0.08)	(0.16)
10/31/2016	$10.68	0.32	0.03	0.35	(0.32)
10/31/2015	$10.81	0.34	(0.13)	0.21	(0.34)
10/31/2014	$10.54	0.36	0.27	0.63	(0.36)
10/31/2013	$11.03	0.34	(0.49)	(0.15)	(0.34)
10/31/2012	$10.56	0.35	0.47	0.82	(0.35)
Class B
4/30/2017 (c)	$10.71	0.12	(0.23)	(0.11)	(0.13)
10/31/2016	$10.68	0.25	0.03	0.28	(0.25)
10/31/2015	$10.81	0.27	(0.13)	0.14	(0.27)
10/31/2014	$10.54	0.29	0.27	0.56	(0.29)
10/31/2013	$11.03	0.27	(0.49)	(0.22)	(0.27)
10/31/2012	$10.56	0.28	0.47	0.75	(0.28)
Class C
4/30/2017 (c)	$10.72	0.12	(0.23)	(0.11)	(0.13)
10/31/2016	$10.68	0.25	0.04	0.29	(0.25)
10/31/2015	$10.82	0.27	(0.14)	0.13	(0.27)
10/31/2014	$10.54	0.30	0.28	0.58	(0.30)
10/31/2013	$11.03	0.32	(0.49)	(0.17)	(0.32)
10/31/2012	$10.56	0.33	0.47	0.80	(0.33)
Class R4
4/30/2017 (c)	$10.71	0.17	(0.24)	(0.07)	(0.17)
10/31/2016	$10.67	0.34	0.04	0.38	(0.34)
10/31/2015	$10.81	0.36	(0.14)	0.22	(0.36)
10/31/2014	$10.53	0.38	0.27	0.65	(0.37)
10/31/2013 (i)	$10.93	0.23	(0.41)	(0.18)	(0.22)
Class R5
4/30/2017 (c)	$10.70	0.17	(0.24)	(0.07)	(0.17)
10/31/2016	$10.66	0.35	0.04	0.39	(0.35)
10/31/2015	$10.80	0.37	(0.14)	0.23	(0.37)
10/31/2014	$10.52	0.39	0.28	0.67	(0.39)
10/31/2013 (j)	$11.07	0.37	(0.56)	(0.19)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	—	$10.47	(0.74%)	0.86% (d),(e)	0.77% (d),(e)	3.07% (d)	4%	$196,464
(0.32)	—	$10.71	3.28%	0.86%	0.77% (f)	2.95%	6%	$246,873
(0.34)	0.00 (g)	$10.68	2.00% (h)	0.87%	0.75% (f)	3.19%	15%	$233,125
(0.36)	—	$10.81	6.03%	0.87%	0.75% (f)	3.34%	9%	$220,673
(0.34)	—	$10.54	(1.39%)	0.86%	0.74% (f)	3.14%	15%	$201,053
(0.35)	0.00 (g)	$11.03	7.88%	0.86%	0.74% (f)	3.22%	10%	$212,161

(0.13)	—	$10.47	(1.05%)	1.50% (d),(e)	1.42% (d),(e)	2.42% (d)	4%	$94
(0.25)	—	$10.71	2.61%	1.51%	1.42% (f)	2.30%	6%	$155
(0.27)	0.00 (g)	$10.68	1.34% (h)	1.52%	1.40% (f)	2.54%	15%	$307
(0.29)	—	$10.81	5.35%	1.52%	1.40% (f)	2.69%	9%	$528
(0.27)	—	$10.54	(2.02%)	1.51%	1.39% (f)	2.47%	15%	$876
(0.28)	0.00 (g)	$11.03	7.17%	1.51%	1.39% (f)	2.58%	10%	$1,842

(0.13)	—	$10.48	(1.05%)	1.51% (d),(e)	1.42% (d),(e)	2.42% (d)	4%	$50,288
(0.25)	—	$10.72	2.70%	1.51%	1.42% (f)	2.29%	6%	$59,746
(0.27)	0.00 (g)	$10.68	1.24% (h)	1.52%	1.40% (f)	2.54%	15%	$53,774
(0.30)	—	$10.82	5.60%	1.52%	1.26% (f)	2.83%	9%	$52,507
(0.32)	—	$10.54	(1.58%)	1.51%	0.94% (f)	2.94%	15%	$51,706
(0.33)	0.00 (g)	$11.03	7.66%	1.51%	0.94% (f)	3.01%	10%	$53,729

(0.17)	—	$10.47	(0.64%)	0.66% (d),(e)	0.57% (d),(e)	3.28% (d)	4%	$13,303
(0.34)	—	$10.71	3.58%	0.66%	0.57% (f)	3.15%	6%	$8,325
(0.36)	0.00 (g)	$10.67	2.11% (h)	0.67%	0.55% (f)	3.42%	15%	$2,975
(0.37)	—	$10.81	6.31%	0.67%	0.55% (f)	3.55%	9%	$336
(0.22)	—	$10.53	(1.61%)	0.65% (d)	0.54% (d),(f)	3.66% (d)	15%	$306

(0.17)	—	$10.46	(0.60%)	0.53% (d),(e)	0.49% (d),(e)	3.36% (d)	4%	$10,163
(0.35)	—	$10.70	3.68%	0.53%	0.48%	3.23%	6%	$8,895
(0.37)	0.00 (g)	$10.66	2.20% (h)	0.53%	0.45%	3.50%	15%	$5,106
(0.39)	—	$10.80	6.44%	0.53%	0.47%	3.62%	9%	$2,088
(0.36)	—	$10.52	(1.73%)	0.52% (d)	0.45% (d)	3.62% (d)	15%	$62
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	33

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class T
4/30/2017 (c),(k)	$10.43	0.02	0.04 (l)	0.06	(0.02)
Class V(m)
4/30/2017 (c)	$10.71	0.16	(0.24)	(0.08)	(0.16)
10/31/2016	$10.68	0.33	0.02	0.35	(0.32)
10/31/2015	$10.81	0.35	(0.13)	0.22	(0.35)
10/31/2014	$10.54	0.36	0.27	0.63	(0.36)
10/31/2013	$11.03	0.35	(0.50)	(0.15)	(0.34)
10/31/2012	$10.56	0.36	0.47	0.83	(0.36)
Class Y
4/30/2017 (c),(n)	$10.43	0.06	0.06 (l)	0.12	(0.06)
Class Z
4/30/2017 (c)	$10.72	0.17	(0.24)	(0.07)	(0.17)
10/31/2016	$10.69	0.34	0.03	0.37	(0.34)
10/31/2015	$10.82	0.36	(0.13)	0.23	(0.36)
10/31/2014	$10.54	0.38	0.28	0.66	(0.38)
10/31/2013	$11.04	0.36	(0.50)	(0.14)	(0.36)
10/31/2012	$10.57	0.37	0.47	0.84	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class R4	Class R5	Class V	Class Z
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(i)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Class T shares commenced operations on April 3, 2017. Per share data and total return reflect activity from that date.
(l)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(m)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(n)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.02)	—	$10.47	0.60%	0.91% (d)	0.83% (d)	2.99% (d)	4%	$10

(0.16)	—	$10.47	(0.71%)	0.81% (d),(e)	0.72% (d),(e)	3.12% (d)	4%	$13,371
(0.32)	—	$10.71	3.33%	0.81%	0.72% (f)	3.00%	6%	$14,060
(0.35)	0.00 (g)	$10.68	2.05% (h)	0.82%	0.70% (f)	3.24%	15%	$14,263
(0.36)	—	$10.81	6.09%	0.82%	0.70% (f)	3.39%	9%	$15,341
(0.34)	—	$10.54	(1.34%)	0.81%	0.69% (f)	3.19%	15%	$16,759
(0.36)	0.00 (g)	$11.03	7.93%	0.81%	0.69% (f)	3.28%	10%	$20,105

(0.06)	—	$10.49	1.12%	0.54% (d)	0.48% (d)	3.38% (d)	4%	$10

(0.17)	—	$10.48	(0.63%)	0.66% (d),(e)	0.57% (d),(e)	3.27% (d)	4%	$1,740,246
(0.34)	—	$10.72	3.48%	0.66%	0.57% (f)	3.15%	6%	$2,087,345
(0.36)	0.00 (g)	$10.69	2.20% (h)	0.67%	0.55% (f)	3.39%	15%	$1,846,198
(0.38)	—	$10.82	6.34%	0.67%	0.55% (f)	3.54%	9%	$1,803,380
(0.36)	—	$10.54	(1.28%)	0.66%	0.54% (f)	3.33%	15%	$1,889,934
(0.37)	0.00 (g)	$11.04	8.07%	0.66%	0.54% (f)	3.42%	10%	$2,475,582
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	35

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 3.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Class T shares commenced operations on April 3, 2017.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
36	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
38	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class B	0.18
Class C	0.18
Class R4	0.18
Class R5	0.058
Class T	0.15
Class V	0.18
Class Y	0.025
Class Z	0.18
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.65% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	36,471
Class C	3,790
Class V	442
40	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	0.780%	0.78%
Class B	1.430	1.43
Class C	1.430	1.43
Class R4	0.580	0.58
Class R5	0.525	0.49
Class T	0.830*	-
Class V	0.730	0.73
Class Y	0.475	-
Class Z	0.580	0.58
*Expense cap rate is contractual from April 3, 2017 (the commencement of operations of Class T shares) through February 28, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,903,899,000	106,843,000	(9,143,000)	97,700,000
The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
832,773	62,558	—	5,790,715	—	6,686,046
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $76,304,723 and $391,521,673, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the six months ended April 30, 2017, the Fund recorded a receivable of $485,268 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding) and is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
42	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At April 30, 2017, one unaffiliated shareholder of record owned 77.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017	43

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
44	Columbia AMT-Free Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR167_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.
Portfolio management
Brian McGreevy
Co-manager
Managed Fund since 2009
Paul Fuchs, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	-0.76	-0.96	1.80	3.37
	Including sales charges		-3.77	-3.91	1.18	3.05
Class B	Excluding sales charges	12/09/02	-1.13	-1.70	1.03	2.59
	Including sales charges		-4.05	-4.57	1.03	2.59
Class C	Excluding sales charges	12/09/02	-0.98	-1.40	1.37	2.94
	Including sales charges		-1.96	-2.36	1.37	2.94
Class R4 *		03/19/13	-0.64	-0.71	2.06	3.62
Class R5 *		03/01/16	-0.60	-0.62	2.08	3.63
Class V	Excluding sales charges	06/26/00	-0.71	-0.86	1.90	3.47
	Including sales charges		-5.41	-5.56	0.92	2.97
Class Y *		03/01/17	-0.63	-0.70	2.06	3.63
Class Z		06/14/93	-0.64	-0.71	2.06	3.62
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.14	0.15	2.80	4.37
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	5.1
AA rating	46.5
A rating	26.7
BBB rating	17.5
CC rating	0.5
Not rated	3.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.40	1,020.55	3.96	4.01	0.81
Class B	1,000.00	1,000.00	988.70	1,016.87	7.61	7.71	1.56
Class C	1,000.00	1,000.00	990.20	1,018.34	6.15	6.24	1.26
Class R4	1,000.00	1,000.00	993.60	1,021.77	2.74	2.78	0.56
Class R5	1,000.00	1,000.00	994.00	1,022.17	2.35	2.38	0.48
Class V (formerly Class T)	1,000.00	1,000.00	992.90	1,021.04	3.47	3.52	0.71
Class Y	1,000.00	1,000.00	1,011.70 (a)	1,022.26	0.72 (a)	2.28	0.46 (a)
Class Z	1,000.00	1,000.00	993.60	1,021.77	2.74	2.78	0.56
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.0%
Commonwealth of Massachusetts(a)
Limited General Obligation Bonds
Consolidated Loan VRDN Series 2014A
03/01/26	0.800%	2,000,000	2,000,000
Massachusetts Health & Educational Facilities Authority(a)
Revenue Bonds
Partners Health VRDN Series 2009P-2
07/01/27	0.910%	3,000,000	3,000,000
Total			5,000,000
Total Floating Rate Notes (Cost $5,000,000)			5,000,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.3%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/31	5.000%	1,900,000	2,202,043
Revenue Bonds
Series 2015A
07/01/26	5.000%	600,000	724,314
Series 2015A
07/01/27	5.000%	300,000	359,307
Total			3,285,664
Assisted Living 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord Series 2007
11/01/17	5.000%	100,000	100,714
1st Mortgage-VOA Concord Series 2007
11/01/27	5.125%	1,500,000	1,505,190
Total			1,605,904
Charter Schools 1.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
International Charter School Series 2015
04/15/25	5.000%	500,000	542,680
International Charter School Series 2015
04/15/33	5.000%	1,335,000	1,421,508
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Foxborough Regional Charter School Series 2010A
07/01/30	6.375%	2,725,000	2,916,813
Total			4,881,001
Higher Education 17.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College Series 2015A
10/01/25	5.000%	600,000	718,092
Babson College Series 2015A
10/01/26	5.000%	200,000	236,810
Berklee College of Music Series 2016
10/01/28	5.000%	325,000	386,084
Boston University Series 2006BB2
10/01/37	4.000%	2,120,000	2,182,095
College of the Holy Cross Series 2016A
09/01/34	5.000%	500,000	580,480
Simmons College Series 2015K-1
10/01/26	5.000%	3,005,000	3,430,808
Simmons College Series 2015K-1
10/01/28	5.000%	1,100,000	1,240,206
Tufts University Series 2015Q
08/15/30	5.000%	1,000,000	1,170,720
Western New England University Series 2015
09/01/32	5.000%	500,000	548,145
Western New England University Series 2015
09/01/33	5.000%	1,225,000	1,336,512
Western New England University Series 2015
09/01/34	5.000%	1,285,000	1,395,253
Worcester Polytechnic Institute Series 2016
09/01/32	5.000%	880,000	1,016,224
Worcester Polytechnic Institute Series 2016
09/01/33	5.000%	700,000	803,460

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worcester Polytechnic Institute Series 2016
09/01/34	5.000%	500,000	570,855
Revenue Bonds
Bentley University Series 2016
07/01/35	4.000%	1,000,000	1,042,100
Bentley University Series 2016
07/01/36	4.000%	1,000,000	1,033,350
Berklee College of Music Series 2016
10/01/33	5.000%	1,150,000	1,327,376
Brandeis University Series 2010O-2
10/01/24	5.000%	5,000,000	5,481,100
Massachusetts College-Pharmacy & Allied Health Series 2013
07/01/25	5.000%	675,000	775,575
Merrimack College Series 2012A
07/01/27	5.000%	1,075,000	1,150,422
Simmons College Series 2013J
10/01/24	5.250%	500,000	577,525
Simmons College Series 2013J
10/01/25	5.500%	450,000	523,134
Wheelock College Series 2007C
10/01/17	5.000%	265,000	268,143
Unrefunded Revenue Bonds
Suffolk University Series 2009
07/01/24	6.000%	745,000	815,283
Worcester Polytech Series 2007 (NPFGC)
09/01/22	5.000%	415,000	420,507
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music Series 2007
10/01/32	5.000%	170,000	172,778
Revenue Bonds
Boston College Series 2008M-1
06/01/24	5.500%	3,000,000	3,685,590
Massachusetts Institute of Technology Series 2002K
07/01/22	5.500%	1,000,000	1,200,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeastern University Series 2008T-1
10/01/28	5.000%	1,750,000	1,977,745
Northeastern University Series 2008T-2
10/01/29	5.000%	4,045,000	4,547,874
Massachusetts State College Building Authority
Revenue Bonds
Series 2012A
05/01/29	5.000%	3,000,000	3,452,130
Total			44,067,036
Hospital 18.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston Medical Center Series 2016E
07/01/33	5.000%	2,000,000	2,171,420
Caregroup Series 2015H-1
07/01/30	5.000%	1,170,000	1,335,754
Caregroup Series 2016I
07/01/33	5.000%	3,000,000	3,413,490
Lahey Clinic Obligation Series 2015F
08/15/31	5.000%	3,000,000	3,421,140
Lahey Clinic Obligation Series 2015F
08/15/34	5.000%	2,250,000	2,525,535
Partners Healthcare System Series 2015
07/01/32	5.000%	2,795,000	3,160,698
Partners HealthCare System Series 2016
07/01/31	5.000%	3,000,000	3,483,210
South Shore Hospital Series 2016I
07/01/29	5.000%	2,000,000	2,309,160
South Shore Hospital Series 2016I
07/01/30	5.000%	1,400,000	1,604,932
UMass Memorial Health Care Series 2016I
07/01/30	5.000%	2,295,000	2,566,889
Revenue Bonds
Baystate Medical Center Series 2014N
07/01/28	5.000%	1,000,000	1,146,270

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Baystate Medical Center Series 2014N
07/01/34	5.000%	1,500,000	1,669,770
Berkshire Health System Series 2012G
10/01/26	5.000%	1,200,000	1,322,796
Children’s Hospital Series 2014P
10/01/31	5.000%	1,200,000	1,391,544
Dana-Farber Cancer Institute Series 2016
12/01/32	5.000%	2,000,000	2,304,180
Milford Regional Medical Center Series 2014F
07/15/26	5.000%	315,000	351,351
Southcoast Health System Obligation Group Series 2013
07/01/27	5.000%	1,050,000	1,190,637
UMass Memorial Health Care Obligation Series 2011H
07/01/26	5.125%	2,000,000	2,210,200
Unrefunded Revenue Bonds
Boston Medical Center Series 2012
07/01/27	5.250%	1,850,000	2,063,582
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center Series 2007E
07/15/17	5.000%	1,050,000	1,058,841
Milford Regional Medical Center Series 2007E
07/15/22	5.000%	1,500,000	1,510,875
Partners Healthcare Series 2010J-2
07/01/22	5.000%	5,000,000	5,417,900
Total			47,630,174
Human Service Provider 0.3%
Massachusetts Development Finance Agency
Revenue Bonds
Evergreen Center, Inc. Series 2005
01/01/20	5.500%	855,000	856,941
Joint Power Authority 3.7%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,162,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010-1
07/01/25	5.000%	2,000,000	2,183,380
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative Series 2013
07/01/27	5.000%	2,720,000	3,142,987
Total			9,488,391
Local General Obligation 0.9%
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified Series 2012
03/01/21	4.000%	335,000	367,994
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/27	5.000%	1,000,000	1,224,300
Series 2015
05/15/28	5.000%	600,000	737,352
Total			2,329,646
Multi-Family 1.4%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project Series 2016
10/01/33	5.000%	1,235,000	1,340,234
UMass Boston Student Housing Project Series 2016
10/01/34	5.000%	2,000,000	2,160,600
Total			3,500,834
Municipal Power 0.3%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	630,000	713,614
Other Bond Issue 4.8%
Boston Housing Authority
Revenue Bonds
Capital Fund Program Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,212,522
Capital Fund Program Series 2008 (AGM)
04/01/23	5.000%	1,865,000	1,932,177
Capital Fund Program Series 2008 (AGM)
04/01/24	5.000%	3,260,000	3,376,513

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marthas Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds Series 2017 (BAM)
05/01/34	5.000%	500,000	579,340
Green Bonds Series 2017 (BAM)
05/01/35	5.000%	500,000	577,020
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds Series 2014
05/01/29	5.000%	1,000,000	1,153,670
Green Bonds Series 2014
05/01/31	5.000%	1,000,000	1,140,780
Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute Series 2011A
04/01/23	5.250%	1,000,000	1,144,680
Total			12,116,702
Pool / Bond Bank 3.3%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program Series 2006
08/01/20	5.250%	3,000,000	3,389,280
Revenue Bonds
Pool Program Series 2005-11
08/01/19	5.250%	4,465,000	4,887,255
Total			8,276,535
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield Series 2015
05/01/30	5.000%	1,035,000	1,149,740
Revenue Bonds
Park School Series 2012
09/01/20	5.000%	150,000	165,615
Park School Series 2012
09/01/21	5.000%	330,000	371,983
Total			1,687,338
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 8.3%
City of Springfield
Prerefunded 02/01/17 Limited General Obligation Bonds
State Qualified Series 2007 (AGM)
08/01/21	4.500%	1,695,000	1,695,525
Massachusetts Development Finance Agency
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1 Series 2009
12/01/42	5.750%	3,460,000	3,779,220
Prerefunded 07/01/19 Revenue Bonds
Suffolk University Series 2009
07/01/24	6.000%	1,355,000	1,496,665
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center Series 2012
07/01/27	5.250%	1,845,000	2,180,200
Revenue Bonds
Noble & Greenough School Series 2011 Escrowed to Maturity
04/01/21	4.000%	1,500,000	1,649,340
Massachusetts State College Building Authority(c)
Revenue Bonds
Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/28	0.000%	4,000,000	3,000,200
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,370,196
Puerto Rico Highways & Transportation Authority(b)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/22	5.250%	1,075,000	1,267,371
University of Massachusetts Building Authority
Prerefunded 05/01/19 Revenue Bonds
Senior Series 2009-1
05/01/23	5.000%	2,500,000	2,696,100
Total			21,134,817
Retirement Communities 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community Series 2015
07/01/31	5.000%	750,000	840,098

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	230,000	232,569
1st Mortgage-Orchard Cove Series 2007
10/01/18	5.000%	515,000	519,918
Total			1,592,585
Sales Tax 6.0%
Massachusetts Bay Transportation Authority(c)
Refunding Revenue Bonds
Series 2016A
07/01/29	0.000%	3,000,000	2,006,520
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,530,222
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,144,490
Senior Series 2008B
07/01/23	5.000%	910,000	1,083,855
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/27	5.000%	4,000,000	4,590,680
Total			15,355,767
Single Family 0.8%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/44	4.000%	1,935,000	2,061,665
Special Non Property Tax 0.4%
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/31	5.000%	950,000	991,733
Special Property Tax 1.8%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,647,619
Series 2011
07/01/27	5.000%	775,000	878,974
Total			4,526,593
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.8%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project Series 2000
08/01/21	6.000%	1,750,000	1,944,110
State General Obligation 13.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/30	5.000%	3,000,000	3,596,400
Limited General Obligation Refunding Bonds
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	5,531,300
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	2,858,725
Series 2004B
08/01/20	5.250%	3,000,000	3,388,740
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,757,320
Series 2016A
07/01/32	5.000%	2,500,000	2,940,000
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,262,750
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,223,531
Total			33,558,766
Student Loan 2.0%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I Series 2010A
01/01/22	5.500%	4,625,000	5,024,276
Turnpike / Bridge / Toll Road 2.0%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,392,550
Senior Series 2010B
01/01/32	5.000%	2,400,000	2,611,464
Total			5,004,014

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.6%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General Series 2007B (AGM / TCRS)
08/01/23	5.250%	5,500,000	6,677,770
Green Bonds Series 2016C
08/01/36	4.000%	1,000,000	1,050,520
Series 2012B
08/01/28	5.000%	5,000,000	5,824,000
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General Series 2012C
07/15/26	5.000%	365,000	431,795
General Series 2014C
07/15/24	5.000%	260,000	313,225
Total			14,297,310
Total Municipal Bonds (Cost $233,246,950)			245,931,416
Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(d)	479,829	479,829
Total Money Market Funds (Cost $479,829)		479,829
Total Investments (Cost: $238,726,779)		251,411,245
Other Assets & Liabilities, Net		2,595,361
Net Assets		254,006,606

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $2,972,718 which represents 1.17% of net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	5,000,000	—	5,000,000
Municipal Bonds	—	245,931,416	—	245,931,416
Money Market Funds	479,829	—	—	479,829
Total Investments	479,829	250,931,416	—	251,411,245
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$238,726,779
Total investments, at cost	238,726,779
Investments, at value
Unaffiliated issuers, at value	251,411,245
Total investments, at value	251,411,245
Cash	508,016
Receivable for:
Capital shares sold	196,963
Interest	2,845,959
Expense reimbursement due from Investment Manager	878
Prepaid expenses	560
Trustees’ deferred compensation plan	50,549
Other assets	3,353
Total assets	255,017,523
Liabilities
Payable for:
Capital shares purchased	283,906
Distributions to shareholders	611,698
Management services fees	3,272
Distribution and/or service fees	369
Transfer agent fees	40,988
Compensation of chief compliance officer	15
Other expenses	20,120
Trustees’ deferred compensation plan	50,549
Total liabilities	1,010,917
Net assets applicable to outstanding capital stock	$254,006,606
Represented by
Paid in capital	241,166,673
Excess of distributions over net investment income	(59,257)
Accumulated net realized gain	214,724
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	12,684,466
Total - representing net assets applicable to outstanding capital stock	$254,006,606
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	13

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$16,749,662
Shares outstanding	1,583,435
Net asset value per share	$10.58
Maximum offering price per share(a)	$10.91
Class B
Net assets	$10,386
Shares outstanding	982
Net asset value per share	$10.58
Class C
Net assets	$9,300,410
Shares outstanding	879,379
Net asset value per share	$10.58
Class R4
Net assets	$3,466,585
Shares outstanding	327,986
Net asset value per share	$10.57
Class R5
Net assets	$9,609
Shares outstanding	907
Net asset value per share(b)	$10.60
Class V(c)
Net assets	$18,025,573
Shares outstanding	1,704,145
Net asset value per share	$10.58
Maximum offering price per share(d)	$11.11
Class Y
Net assets	$10,066
Shares outstanding	947
Net asset value per share	$10.63
Class Z
Net assets	$206,434,315
Shares outstanding	19,516,387
Net asset value per share	$10.58

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class V.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,408
Interest	4,641,461
Total income	4,642,869
Expenses:
Management services fees	610,937
Distribution and/or service fees
Class A	27,166
Class B	50
Class C	47,916
Class V(a)	13,272
Transfer agent fees
Class A	19,552
Class B	8
Class C	8,625
Class R4	3,366
Class R5	3
Class V(a)	15,939
Class Z	186,690
Compensation of board members	12,019
Custodian fees	1,541
Printing and postage fees	7,948
Registration fees	19,620
Audit fees	15,930
Legal fees	3,604
Compensation of chief compliance officer	63
Other	(48,236)
Total expenses	946,013
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(188,445)
Fees waived by distributor
Class C	(14,384)
Total net expenses	743,184
Net investment income	3,899,685
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	239,810
Net realized gain	239,810
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,898,878)
Net change in unrealized appreciation (depreciation)	(6,898,878)
Net realized and unrealized loss	(6,659,068)
Net decrease in net assets resulting from operations	$(2,759,383)

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)(a)	Year Ended October 31, 2016
Operations
Net investment income	$3,899,685	$8,813,229
Net realized gain	239,810	1,781,950
Net change in unrealized appreciation (depreciation)	(6,898,878)	(3,252,034)
Net increase (decrease) in net assets resulting from operations	(2,759,383)	7,343,145
Distributions to shareholders
Net investment income
Class A	(306,217)	(717,974)
Class B	(105)	(214)
Class C	(114,079)	(230,616)
Class R4	(57,562)	(104,230)
Class R5	(149)	(205)
Class V(b)	(259,814)	(551,997)
Class Y	(50)	—
Class Z	(3,201,612)	(7,180,005)
Net realized gains
Class A	(163,084)	(850)
Class B	(65)	—
Class C	(63,634)	(331)
Class R4	(21,971)	(108)
Class R5	(61)	—
Class V(b)	(114,602)	(669)
Class Z	(1,439,281)	(8,104)
Total distributions to shareholders	(5,742,286)	(8,795,303)
Increase (decrease) in net assets from capital stock activity	(33,197,041)	6,500,304
Total increase (decrease) in net assets	(41,698,710)	5,048,146
Net assets at beginning of period	295,705,316	290,657,170
Net assets at end of period	$254,006,606	$295,705,316
Excess of distributions over net investment income	$(59,257)	$(19,354)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016 (b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (c)	245,224	2,582,964	866,200	9,536,816
Distributions reinvested	39,628	414,704	57,640	635,045
Redemptions	(1,220,145)	(12,788,962)	(563,151)	(6,207,831)
Net increase (decrease)	(935,293)	(9,791,294)	360,689	3,964,030
Class B
Distributions reinvested	16	169	20	214
Redemptions (c)	—	—	(1)	(11)
Net increase	16	169	19	203
Class C
Subscriptions	52,328	548,991	144,462	1,593,534
Distributions reinvested	13,753	143,966	17,403	191,726
Redemptions	(134,949)	(1,416,697)	(109,516)	(1,202,952)
Net increase (decrease)	(68,868)	(723,740)	52,349	582,308
Class R4
Subscriptions	137,271	1,431,217	156,771	1,724,772
Distributions reinvested	7,578	79,323	9,449	104,029
Redemptions	(166,757)	(1,752,383)	(87,269)	(959,498)
Net increase (decrease)	(21,908)	(241,843)	78,951	869,303
Class R5
Subscriptions	—	—	907	10,000
Net increase	—	—	907	10,000
Class V(d)
Subscriptions	15,402	161,506	50,171	551,114
Distributions reinvested	17,612	184,497	24,084	265,359
Redemptions	(47,459)	(498,829)	(111,092)	(1,223,438)
Net decrease	(14,445)	(152,826)	(36,837)	(406,965)
Class Y
Subscriptions	947	10,000	—	—
Net increase	947	10,000	—	—
Class Z
Subscriptions	1,595,190	16,733,078	2,813,666	31,012,986
Distributions reinvested	27,232	285,490	30,903	340,528
Redemptions	(3,750,279)	(39,316,075)	(2,714,423)	(29,872,089)
Net increase (decrease)	(2,127,857)	(22,297,507)	130,146	1,481,425
Total net increase (decrease)	(3,167,408)	(33,197,041)	586,224	6,500,304

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$10.88	0.15	(0.24)	(0.09)	(0.14)	(0.07)
10/31/2016	$10.93	0.31	(0.05)	0.26	(0.31)	(0.00) (f)
10/31/2015	$11.01	0.32	(0.08)	0.24	(0.32)	—
10/31/2014	$10.84	0.33	0.17	0.50	(0.33)	—
10/31/2013	$11.34	0.32	(0.50)	(0.18)	(0.31)	(0.01)
10/31/2012	$10.95	0.32	0.41	0.73	(0.33)	(0.01)
Class B
4/30/2017 (c)	$10.88	0.11	(0.24)	(0.13)	(0.10)	(0.07)
10/31/2016	$10.93	0.22	(0.05)	0.17	(0.22)	(0.00) (f)
10/31/2015	$11.02	0.24	(0.09)	0.15	(0.24)	—
10/31/2014	$10.84	0.24	0.18	0.42	(0.24)	—
10/31/2013	$11.34	0.23	(0.50)	(0.27)	(0.22)	(0.01)
10/31/2012	$10.95	0.24	0.40	0.64	(0.24)	(0.01)
Class C
4/30/2017 (c)	$10.88	0.12	(0.23)	(0.11)	(0.12)	(0.07)
10/31/2016	$10.93	0.26	(0.05)	0.21	(0.26)	(0.00) (f)
10/31/2015	$11.01	0.27	(0.08)	0.19	(0.27)	—
10/31/2014	$10.84	0.28	0.17	0.45	(0.28)	—
10/31/2013	$11.34	0.27	(0.49)	(0.22)	(0.27)	(0.01)
10/31/2012	$10.95	0.28	0.40	0.68	(0.28)	(0.01)
Class R4
4/30/2017 (c)	$10.87	0.16	(0.23)	(0.07)	(0.16)	(0.07)
10/31/2016	$10.92	0.33	(0.05)	0.28	(0.33)	(0.00) (f)
10/31/2015	$11.01	0.35	(0.09)	0.26	(0.35)	—
10/31/2014	$10.83	0.35	0.18	0.53	(0.35)	—
10/31/2013 (h)	$11.19	0.21	(0.36)	(0.15)	(0.21)	—
Class R5
4/30/2017 (c)	$10.90	0.16	(0.23)	(0.07)	(0.16)	(0.07)
10/31/2016 (i)	$11.03	0.23	(0.13)	0.10	(0.23)	—
Class V(j)
4/30/2017 (c)	$10.88	0.15	(0.23)	(0.08)	(0.15)	(0.07)
10/31/2016	$10.93	0.32	(0.05)	0.27	(0.32)	(0.00) (f)
10/31/2015	$11.02	0.33	(0.09)	0.24	(0.33)	—
10/31/2014	$10.84	0.34	0.18	0.52	(0.34)	—
10/31/2013	$11.34	0.33	(0.50)	(0.17)	(0.32)	(0.01)
10/31/2012	$10.95	0.34	0.40	0.74	(0.34)	(0.01)
Class Y
4/30/2017 (c),(k)	$10.56	0.05	0.07	0.12	(0.05)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.21)	$10.58	(0.76%)	0.93% (d),(e)	0.79% (d),(e)	2.77% (d)	3%	$16,750
(0.31)	$10.88	2.34%	0.96%	0.81% (g)	2.77%	16%	$27,398
(0.32)	$10.93	2.21%	0.97%	0.81% (g)	2.93%	8%	$23,583
(0.33)	$11.01	4.65%	0.96%	0.81% (g)	2.99%	3%	$22,540
(0.32)	$10.84	(1.58%)	0.95%	0.79% (g)	2.86%	7%	$25,699
(0.34)	$11.34	6.69%	0.98%	0.75% (g)	2.88%	11%	$32,398

(0.17)	$10.58	(1.13%)	1.68% (d),(e)	1.54% (d),(e)	2.03% (d)	3%	$10
(0.22)	$10.88	1.58%	1.70%	1.56% (g)	2.03%	16%	$11
(0.24)	$10.93	1.36%	1.68%	1.56% (g)	2.17%	8%	$10
(0.24)	$11.02	3.96%	1.71%	1.56% (g)	2.19%	3%	$10
(0.23)	$10.84	(2.37%)	1.70%	1.53% (g)	2.07%	7%	$1
(0.25)	$11.34	5.89%	1.83%	1.50% (g)	2.13%	11%	$99

(0.19)	$10.58	(0.98%)	1.68% (d),(e)	1.24% (d),(e)	2.33% (d)	3%	$9,300
(0.26)	$10.88	1.88%	1.71%	1.26% (g)	2.32%	16%	$10,315
(0.27)	$10.93	1.76%	1.72%	1.26% (g)	2.48%	8%	$9,790
(0.28)	$11.01	4.20%	1.71%	1.24% (g)	2.56%	3%	$10,366
(0.28)	$10.84	(1.97%)	1.70%	1.19% (g)	2.46%	7%	$11,244
(0.29)	$11.34	6.27%	1.73%	1.15% (g)	2.48%	11%	$11,970

(0.23)	$10.57	(0.64%)	0.69% (d),(e)	0.54% (d),(e)	3.03% (d)	3%	$3,467
(0.33)	$10.87	2.60%	0.71%	0.56% (g)	3.02%	16%	$3,804
(0.35)	$10.92	2.38%	0.72%	0.56% (g)	3.19%	8%	$2,959
(0.35)	$11.01	5.01%	0.71%	0.56% (g)	3.26%	3%	$122
(0.21)	$10.83	(1.32%)	0.68%	0.56% (g)	3.19%	7%	$60

(0.23)	$10.60	(0.60%)	0.56% (d),(e)	0.46% (d),(e)	3.11% (d)	3%	$10
(0.23)	$10.90	0.86%	0.59%	0.47%	3.07%	16%	$10

(0.22)	$10.58	(0.71%)	0.83% (d),(e)	0.69% (d),(e)	2.88% (d)	3%	$18,026
(0.32)	$10.88	2.45%	0.86%	0.71% (g)	2.88%	16%	$18,697
(0.33)	$10.93	2.22%	0.87%	0.71% (g)	3.03%	8%	$19,185
(0.34)	$11.02	4.85%	0.86%	0.71% (g)	3.10%	3%	$21,345
(0.33)	$10.84	(1.48%)	0.85%	0.69% (g)	2.96%	7%	$23,131
(0.35)	$11.34	6.80%	0.88%	0.65% (g)	2.98%	11%	$30,008

(0.05)	$10.63	1.17%	0.55% (d)	0.46% (d)	3.11% (d)	3%	$10
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
4/30/2017 (c)	$10.88	0.16	(0.23)	(0.07)	(0.16)	(0.07)
10/31/2016	$10.93	0.33	(0.05)	0.28	(0.33)	(0.00) (f)
10/31/2015	$11.02	0.35	(0.09)	0.26	(0.35)	—
10/31/2014	$10.84	0.35	0.18	0.53	(0.35)	—
10/31/2013	$11.34	0.34	(0.49)	(0.15)	(0.34)	(0.01)
10/31/2012	$10.95	0.35	0.40	0.75	(0.35)	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class R4	Class R5	Class V	Class Z
04/30/2017	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

(f)	Rounds to zero.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(j)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(k)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.23)	$10.58	(0.64%)	0.68% (d),(e)	0.54% (d),(e)	3.03% (d)	3%	$206,434
(0.33)	$10.88	2.60%	0.71%	0.56% (g)	3.03%	16%	$235,472
(0.35)	$10.93	2.38%	0.72%	0.56% (g)	3.18%	8%	$235,129
(0.35)	$11.02	5.00%	0.71%	0.56% (g)	3.24%	3%	$240,304
(0.35)	$10.84	(1.33%)	0.70%	0.54% (g)	3.10%	7%	$257,624
(0.36)	$11.34	6.96%	0.73%	0.50% (g)	3.13%	11%	$305,220
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 3.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
22	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
24	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class B	0.17
Class C	0.18
Class R4	0.18
Class R5	0.067
Class V	0.18
Class Y	0.025
Class Z	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	2,873
Class C	1,370
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	0.810%	0.81%
Class B	1.560	1.56
Class C	1.560	1.56
Class R4	0.560	0.56
Class R5	0.505	0.47
Class T	0.710	0.71
Class Y	0.455	–
Class Z	0.560	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees
26	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
238,727,000	13,984,000	(1,300,000)	12,684,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,810,271 and $44,620,167, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, one unaffiliated shareholder of record owned 77.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
28	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR191_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia New York Tax-Exempt Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia New York Tax-Exempt Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia New York Tax-Exempt Fund   |  Semiannual Report 2017

Columbia New York Tax-Exempt Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia New York Tax-Exempt Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-manager
Managed Fund since 2010
Anders Myhran, CFA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	-0.81	-0.26	3.38	4.36
	Including sales charges		-3.73	-3.29	2.76	4.04
Class B	Excluding sales charges	08/04/92	-1.17	-1.00	2.61	3.58
	Including sales charges		-6.05	-5.83	2.25	3.58
Class C	Excluding sales charges	08/01/97	-1.03	-0.70	2.92	3.89
	Including sales charges		-2.00	-1.67	2.92	3.89
Class R4 *		03/19/13	-0.68	-0.01	3.59	4.47
Class R5 *		11/08/12	-0.55	0.15	3.64	4.49
Class Y *		03/01/17	-0.77	-0.22	3.39	4.36
Class Z *		09/01/11	-0.82	-0.01	3.61	4.49
Bloomberg Barclays New York Municipal Bond Index			-0.20	0.13	3.17	4.35
Bloomberg Barclays Municipal Bond Index			-0.34	0.14	3.16	4.37
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	2.5
AA rating	30.9
A rating	42.2
BBB rating	12.6
BB rating	1.9
Not rated	9.9
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	991.90	1,020.65	3.86	3.91	0.79
Class B	1,000.00	1,000.00	988.30	1,016.97	7.51	7.62	1.54
Class C	1,000.00	1,000.00	989.70	1,018.44	6.05	6.14	1.24
Class R4	1,000.00	1,000.00	993.20	1,021.87	2.64	2.68	0.54
Class R5	1,000.00	1,000.00	994.50	1,021.97	2.54	2.58	0.52
Class Y	1,000.00	1,000.00	1,014.00 (a)	1,022.07	0.79 (a)	2.48	0.50 (a)
Class Z	1,000.00	1,000.00	991.80	1,021.87	2.64	2.68	0.54
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/49	0.850%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.8%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group Senior Series 2012A AMT
07/01/28	5.000%	2,000,000	2,129,080
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Series 2016 AMT
08/01/31	5.000%	1,500,000	1,576,275
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,245,560
Total			5,950,915
Airport 1.3%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT
07/01/46	4.000%	3,000,000	2,853,450
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence Series 2013
04/01/33	5.000%	1,000,000	1,022,060
International Leadership Charter School Series 2013
07/01/33	5.750%	1,500,000	1,378,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School Series 2016
07/01/46	6.250%	265,000	242,221
Total			2,642,706
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai Series 2015
07/01/40	5.000%	1,500,000	1,651,965
Higher Education 7.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens Series 2014A
06/01/43	5.000%	1,000,000	1,124,160
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	338,221
New York State Dormitory Authority
Refunding Revenue Bonds
New School Series 2015A
07/01/50	5.000%	1,500,000	1,644,165
Pratt Institute Series 2015A
07/01/44	5.000%	1,000,000	1,093,740
Pratt Institute Series 2016
07/01/39	5.000%	1,000,000	1,124,320
Series 2016A
07/01/41	5.000%	500,000	565,105
St. John’s University Series 2015A
07/01/37	5.000%	1,000,000	1,120,890
Teachers College Series 2017
07/01/33	4.000%	500,000	522,970
The New School Project Series 2016A
07/01/28	5.000%	500,000	599,210
Revenue Bonds
Consolidated City University System 5th General Resolution Series 2008B
07/01/27	5.000%	1,000,000	1,046,650

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manhattan Marymount College Series 2009
07/01/29	5.250%	1,500,000	1,602,885
St. John’s University Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,495,260
St. John’s University Series 2012A
07/01/27	5.000%	240,000	274,718
State University Dormitory Facilities Series 2011A
07/01/31	5.000%	1,000,000	1,123,630
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project Series 2012A
05/01/35	5.000%	500,000	541,345
St. Lawrence County Industrial Development Agency
Revenue Bonds
Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,007,280
Total			15,224,549
Hospital 10.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System Series 2015
07/01/40	5.000%	1,000,000	1,070,530
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project Series 2014
07/01/29	5.000%	225,000	254,547
New York Methodist Hospital Project Series 2014
07/01/30	5.000%	180,000	202,397
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc. Series 2016B
07/01/41	4.000%	2,000,000	2,006,020
Series 2014A
07/01/44	5.000%	1,000,000	1,071,450
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital Series 2013A
12/01/32	5.000%	1,350,000	1,481,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Unity Hospital-Rochester Project Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,303,660
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island Series 2014
07/01/32	5.000%	750,000	818,813
New York State Dormitory Authority
Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group Series 2015A
05/01/37	5.000%	2,000,000	2,219,740
NYU Hospitals Center Series 2014
07/01/36	5.000%	1,000,000	1,124,770
NYU Hospitals Center Series 2016
07/01/40	4.000%	1,000,000	1,025,470
Revenue Bonds
Mount Sinai Hospital Series 2010A
07/01/26	5.000%	2,275,000	2,494,947
Mount Sinai Hospital Series 2011A
07/01/41	5.000%	2,000,000	2,133,120
Unrefunded Revenue Bonds
University of Rochester Series 2009
07/01/39	5.125%	130,000	140,264
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center Series 2017
12/01/37	5.000%	400,000	430,520
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services Series 2011
07/01/28	5.000%	2,990,000	3,264,631
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien Series 2010C-2
11/01/37	6.125%	205,000	225,678

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center Series 2016
11/01/37	3.750%	1,000,000	934,610
Total			23,202,617
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,025,780
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility Series 1998 AMT
01/01/23	5.500%	700,000	699,937
Local Appropriation 1.1%
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester Series 1998
08/01/19	0.000%	1,200,000	1,164,648
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building Series 2013
11/01/25	5.000%	1,000,000	1,153,620
Total			2,318,268
Local General Obligation 5.1%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2009I-1
04/01/27	5.125%	1,500,000	1,614,225
Unlimited General Obligation Bonds
Series 2016B1
12/01/32	5.000%	500,000	587,355
Unlimited General Obligation Refunding Bonds
Fiscal 2015 Series 2014A
08/01/31	5.000%	500,000	578,890
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement Series 2011 AMT
11/01/36	5.000%	1,750,000	1,843,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement Series 2015A
09/15/28	5.000%	275,000	323,964
County of Nassau
Limited General Obligation Refunding Bonds
Series 2016A
01/01/38	5.000%	1,000,000	1,113,720
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,094,575
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program Series 2016
10/01/33	5.000%	560,000	643,412
Revenue Bonds
School Districts Bond Financing Program Series 2013F
10/01/21	5.000%	1,000,000	1,151,130
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/24	5.000%	500,000	598,225
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/18	4.000%	1,500,000	1,518,780
Total			11,067,936
Multi-Family 2.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing Series 2016
05/01/31	5.000%	350,000	404,002
Revenue Bonds
Empire Commons Student Housing Series 2016
05/01/32	5.000%	400,000	458,996
Housing Development Corp.
Revenue Bonds
Gateway Apartments Series 2009A
09/15/25	4.500%	165,000	173,512
Series 2009C-1
11/01/34	5.500%	500,000	526,955
Series 2009M
11/01/45	5.150%	1,250,000	1,280,387

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,191,587
Total			5,035,439
Municipal Power 4.1%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	1,000,000	1,105,190
Series 2016B
09/01/36	5.000%	1,000,000	1,127,950
Revenue Bonds
Electric System General Purpose Series 2015B
09/01/23	5.000%	735,000	869,534
Electric System General Purpose Series 2015B
09/01/26	5.000%	1,030,000	1,227,317
Electric System General Purpose Series 2015B
09/01/45	5.000%	1,380,000	1,535,954
Series 2009A
04/01/23	5.000%	750,000	793,808
Series 2012A
09/01/37	5.000%	2,000,000	2,199,100
Total			8,858,853
Nursing Home 0.3%
Amherst Industrial Development Agency
Revenue Bonds
Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	580,000	571,225
Other Bond Issue 0.5%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Alvin Ailey Dance Foundation Series 2016
07/01/41	4.000%	1,075,000	1,092,308
Other Industrial Development Bond 1.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	260,000	324,516
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga County Industrial Development Agency(c)
Revenue Bonds
Bristol-Meyers Squibb Co. Project Series 1994 AMT
03/01/24	5.750%	2,000,000	2,415,480
Total			2,739,996
Other Revenue 1.5%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/42	5.000%	3,000,000	3,277,230
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program Series 2009 (AGM)
10/01/36	5.125%	15,000	16,323
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/34	5.000%	2,000,000	2,153,300
Total			2,169,623
Ports 5.8%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/35	5.000%	3,135,000	3,545,497
195th Series 2016 AMT
04/01/36	5.000%	2,000,000	2,257,880
Consolidated 186th Series 2014 AMT
10/15/44	5.000%	1,000,000	1,102,600
Revenue Bonds
Consolidated 147th Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	502,305
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th Series 1993
03/01/28	5.375%	2,000,000	2,433,580
Consolidated 93rd Series 1994
06/01/94	6.125%	2,250,000	2,712,060
Total			12,553,922

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/33	5.000%	500,000	564,080
Series 2015
06/01/35	5.000%	700,000	783,881
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	855,788
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project Series 2015A
01/01/36	5.000%	500,000	552,555
Total			2,756,304
Recreation 2.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project Series 2015
08/01/40	5.000%	900,000	997,407
Revenue Bonds
YMCA of Greater New York Project Series 2012
08/01/32	5.000%	500,000	547,780
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/24	5.000%	500,000	501,230
Pilot-Yankee Stadium Series 2009 (AGM)
03/01/49	7.000%	250,000	275,920
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History Series 2014S
07/01/41	5.000%	2,000,000	2,226,360
Museum of Modern Art Series 2016S
04/01/31	4.000%	500,000	552,885
Total			5,101,582
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 12.1%
Albany Industrial Development Agency
Prerefunded 11/15/17 Revenue Bonds
St. Peters Hospital Project Series 2008A
11/15/27	5.250%	1,000,000	1,023,950
Great Neck North Water Authority
Prerefunded 01/01/18 Revenue Bonds
Series 2008
01/01/33	5.000%	690,000	709,272
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,098,540
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	746,963
Nassau County Industrial Development Agency
Prerefunded 05/01/20 Revenue Bonds
New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,328,568
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured Series 2009
11/15/24	5.000%	235,000	253,779
New York City Trust for Cultural Resources
Prerefunded 10/01/18 Revenue Bonds
Museum of Modern Art Series 2008-1A
04/01/31	5.000%	750,000	793,492
Revenue Bonds
Lincoln Center Escrowed to Maturity Series 2008C
12/01/18	5.250%	750,000	801,210
New York City Water & Sewer System
Prerefunded 06/15/18 Revenue Bonds
Fiscal 2009 Series 2008A
06/15/40	5.750%	230,000	242,631
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College Series 2009
03/01/39	5.500%	500,000	540,665
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group Series 2009A
05/01/37	5.500%	2,000,000	2,177,260

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center Series 2007B
07/01/24	5.250%	540,000	544,196
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology Series 2008A
07/01/33	6.000%	1,000,000	1,059,220
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine Series 2009
07/01/39	5.125%	1,000,000	1,086,480
Pratt Institute Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,087,380
University of Rochester Series 2009
07/01/39	5.125%	870,000	945,037
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center Series 2011A
07/01/31	5.750%	800,000	910,896
The New School Series 2010
07/01/40	5.500%	1,500,000	1,696,305
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program Series 2009 (AGM)
10/01/36	5.125%	985,000	1,080,102
Prerefunded 12/01/18 Revenue Bonds
Orange Regional Medical Center Series 2008
12/01/29	6.125%	900,000	972,540
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	1,000,000	1,086,930
Saratoga County Industrial Development Agency
Prerefunded 12/01/17 Revenue Bonds
Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	512,965
Seneca County Industrial Development Agency
Prerefunded 10/01/17 Revenue Bonds
New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	763,185
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services Series 2011
07/01/28	5.000%	510,000	585,312
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,128,320
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien Series 2010C
11/01/37	6.125%	1,645,000	1,917,774
Total			26,092,972
Resource Recovery 0.9%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project Series 2014 AMT
01/01/35	5.000%	750,000	791,798
Jefferson County Industrial Development Agency(c)
Revenue Bonds
Green Bonds Series 2014 AMT
01/01/24	5.250%	1,280,000	1,213,094
Total			2,004,892
Retirement Communities 3.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project Series 2016
11/01/36	5.250%	750,000	821,055
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,043,600
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,327,043
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project Series 2014
07/01/44	5.000%	1,800,000	1,897,434

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(d),(e)
Refunding Revenue Bonds
Alliance Senior Living Co. Series 2014A
09/15/44	0.000%	1,100,000	974,512
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/42	6.000%	1,750,000	1,750,647
Total			7,814,291
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured Series 2009
11/15/24	5.000%	15,000	16,153
Single Family 0.9%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/46	4.000%	1,845,000	1,987,139
Special Non Property Tax 5.9%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,500,000	1,493,775
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11/15/34	5.000%	1,000,000	1,091,580
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured Subordinated Series 2012B
11/01/30	5.000%	500,000	580,745
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009 Series 2009S-3
01/15/22	5.000%	1,000,000	1,066,130
Fiscal 2009 Series 2009S-5
01/15/32	5.000%	1,000,000	1,064,330
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Series 2016F-3
02/01/34	4.000%	2,000,000	2,133,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Future Tax Secured Subordinated Series 2007
11/01/26	5.000%	345,000	345,121
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured Series 2015
11/15/45	5.000%	1,500,000	1,694,505
New York State Dormitory Authority
Revenue Bonds
Education Series 2008B
03/15/36	5.750%	500,000	542,955
Education Series 2009A
03/15/28	5.000%	1,545,000	1,655,313
New York State Thruway Authority Highway & Bridge Trust Fund
Revenue Bonds
Series 2009A-1
04/01/29	5.000%	1,000,000	1,074,770
Total			12,743,124
Special Property Tax 0.6%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project Series 2016
01/01/56	5.000%	1,000,000	989,790
Syracuse Industrial Development Agency(c)
Refunding Revenue Bonds
Carousel Center Project Series 2016 AMT
01/01/36	5.000%	200,000	219,600
Total			1,209,390
State Appropriated 2.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,126,660
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation Series 1993A
07/01/20	6.000%	2,000,000	2,236,160
NYSARC, Inc. Series 2012A
07/01/22	5.000%	890,000	1,034,660

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State University Educational Facilities Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,002,333
Total			5,399,813
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	78,035
Tobacco 2.5%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/34	5.000%	1,000,000	1,058,330
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through Series 2016
06/01/51	5.000%	2,000,000	2,110,220
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/41	5.000%	2,000,000	2,167,420
Total			5,335,970
Transportation 7.2%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/33	5.000%	2,500,000	2,876,500
Revenue Bonds
Green Bonds Series 2016A-1
11/15/41	5.000%	1,000,000	1,127,020
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,507,187
Series 2011D
11/15/36	5.000%	1,000,000	1,124,270
Series 2012E
11/15/31	5.000%	2,000,000	2,297,680
Transportation Series 2010D
11/15/34	5.000%	1,350,000	1,500,876
Transportation Series 2014B
11/15/44	5.000%	2,000,000	2,225,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Series 2015B
11/15/40	5.000%	1,675,000	1,873,521
Transportation Program Subordinated Series 2015A-1
11/15/45	5.000%	1,000,000	1,114,780
Total			15,647,334
Turnpike / Bridge / Toll Road 6.1%
New York State Thruway Authority
Revenue Bonds
General Series 2012I
01/01/32	5.000%	2,000,000	2,237,060
Junior Lien Series 2016A
01/01/37	4.000%	4,165,000	4,263,044
Series 2014J
01/01/41	5.000%	3,000,000	3,316,410
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose Series 2016A
11/15/41	5.000%	3,000,000	3,441,540
Total			13,258,054
Water & Sewer 4.4%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution Series 2016
06/15/33	4.000%	1,570,000	1,670,668
Series 2011AA
06/15/44	5.000%	1,000,000	1,104,920
Revenue Bonds
Series 2008CC
06/15/34	5.000%	3,500,000	3,654,490
Series 2009EE
06/15/40	5.250%	500,000	542,045
Unrefunded Revenue Bonds
Fiscal 2009 Series 2008A
06/15/40	5.750%	770,000	811,719
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/29	5.000%	1,000,000	1,130,270

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Water Service Series 2008
09/01/38	5.250%	535,000	545,309
Total			9,459,421
Total Municipal Bonds (Cost $202,519,731)			211,841,193
Total Investments (Cost: $203,519,731)	212,841,193
Other Assets & Liabilities, Net	2,759,114
Net Assets	215,600,307

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $2,439,051 or 1.13% of net assets.
(e)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	1,000,000	—	1,000,000
Municipal Bonds	—	211,841,193	—	211,841,193
Total Investments	—	212,841,193	—	212,841,193
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$203,519,731
Total investments, at cost	203,519,731
Investments, at value
Unaffiliated issuers, at value	212,841,193
Total investments, at value	212,841,193
Cash	313,556
Receivable for:
Investments sold	51,167
Capital shares sold	607,552
Interest	3,109,126
Expense reimbursement due from Investment Manager	359
Prepaid expenses	431
Trustees’ deferred compensation plan	42,512
Other assets	1,651
Total assets	216,967,547
Liabilities
Payable for:
Capital shares purchased	700,883
Distributions to shareholders	574,490
Management services fees	2,779
Distribution and/or service fees	1,544
Transfer agent fees	11,451
Compensation of chief compliance officer	10
Other expenses	33,571
Trustees’ deferred compensation plan	42,512
Total liabilities	1,367,240
Net assets applicable to outstanding capital stock	$215,600,307
Represented by
Paid in capital	205,732,682
Undistributed net investment income	556,823
Accumulated net realized loss	(10,660)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	9,321,462
Total - representing net assets applicable to outstanding capital stock	$215,600,307
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$136,390,382
Shares outstanding	18,455,755
Net asset value per share	$7.39
Maximum offering price per share(a)	$7.62
Class B
Net assets	$132,907
Shares outstanding	17,988
Net asset value per share	$7.39
Class C
Net assets	$29,105,419
Shares outstanding	3,940,283
Net asset value per share	$7.39
Class R4
Net assets	$732,919
Shares outstanding	99,338
Net asset value per share	$7.38
Class R5
Net assets	$6,457,775
Shares outstanding	876,679
Net asset value per share	$7.37
Class Y
Net assets	$10,077
Shares outstanding	1,364
Net asset value per share	$7.39
Class Z
Net assets	$42,770,828
Shares outstanding	5,792,064
Net asset value per share	$7.38

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	17

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Interest	$4,367,422
Total income	4,367,422
Expenses:
Management services fees	507,329
Distribution and/or service fees
Class A	196,457
Class B	678
Class C	145,136
Transfer agent fees
Class A	58,373
Class B	51
Class C	10,802
Class R4	164
Class R5	200
Class Z	10,733
Compensation of board members	11,566
Custodian fees	1,430
Printing and postage fees	10,568
Registration fees	16,462
Audit fees	15,930
Legal fees	2,949
Compensation of chief compliance officer	52
Other	8,359
Total expenses	997,239
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(73,412)
Fees waived by distributor
Class C	(43,568)
Fees waived by transfer agent
Class R5	(25)
Total net expenses	880,234
Net investment income	3,487,188
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	328,521
Net realized gain	328,521
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,181,745)
Net change in unrealized appreciation (depreciation)	(6,181,745)
Net realized and unrealized loss	(5,853,224)
Net decrease in net assets resulting from operations	$(2,366,036)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)(a)	Year Ended October 31, 2016
Operations
Net investment income	$3,487,188	$6,767,469
Net realized gain	328,521	197,700
Net change in unrealized appreciation (depreciation)	(6,181,745)	1,626,192
Net increase (decrease) in net assets resulting from operations	(2,366,036)	8,591,361
Distributions to shareholders
Net investment income
Class A	(2,537,399)	(5,224,520)
Class B	(1,687)	(5,046)
Class C	(404,867)	(669,262)
Class R4	(7,801)	(4,119)
Class R5	(12,226)	(3,456)
Class Y	(58)	—
Class Z	(507,969)	(736,314)
Net realized gains
Class A	(235,507)	(373,161)
Class B	(199)	(655)
Class C	(39,875)	(48,551)
Class R4	(445)	(102)
Class R5	(520)	(26)
Class Z	(32,750)	(43,669)
Total distributions to shareholders	(3,781,303)	(7,108,881)
Increase (decrease) in net assets from capital stock activity	(14,679,946)	51,199,867
Total increase (decrease) in net assets	(20,827,285)	52,682,347
Net assets at beginning of period	236,427,592	183,745,245
Net assets at end of period	$215,600,307	$236,427,592
Undistributed net investment income	$556,823	$541,642

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	1,263,091	9,296,592	5,795,791	44,303,703
Distributions reinvested	331,064	2,426,780	620,952	4,738,843
Redemptions	(6,803,962)	(49,802,697)	(2,362,101)	(18,062,839)
Net increase (decrease)	(5,209,807)	(38,079,325)	4,054,642	30,979,707
Class B
Subscriptions	128	938	241	1,839
Distributions reinvested	18	131	285	2,169
Redemptions (b)	(2,100)	(15,337)	(20,395)	(153,891)
Net decrease	(1,954)	(14,268)	(19,869)	(149,883)
Class C
Subscriptions	404,030	2,956,731	1,672,997	12,783,341
Distributions reinvested	46,124	337,995	69,162	528,007
Redemptions	(514,530)	(3,781,443)	(292,720)	(2,230,912)
Net increase (decrease)	(64,376)	(486,717)	1,449,439	11,080,436
Class R4
Subscriptions	67,237	492,197	32,428	250,650
Distributions reinvested	1,099	8,058	501	3,837
Redemptions	(7,384)	(53,798)	—	—
Net increase	60,952	446,457	32,929	254,487
Class R5
Subscriptions	823,891	6,067,820	49,897	385,310
Distributions reinvested	1,715	12,557	405	3,095
Redemptions	(613)	(4,493)	—	—
Net increase	824,993	6,075,884	50,302	388,405
Class Y
Subscriptions	1,364	10,000	—	—
Net increase	1,364	10,000	—	—
Class Z
Subscriptions	3,219,994	23,511,628	1,370,822	10,481,242
Distributions reinvested	48,327	354,193	58,794	449,662
Redemptions	(885,592)	(6,497,798)	(299,596)	(2,284,189)
Net increase	2,382,729	17,368,023	1,130,020	8,646,715
Total net increase (decrease)	(2,006,099)	(14,679,946)	6,697,463	51,199,867

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

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Columbia New York Tax-Exempt Fund | Semiannual Report 2017	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$7.58	0.12	(0.18)	(0.06)	(0.12)	(0.01)
10/31/2016	$7.50	0.24	0.10	0.34	(0.24)	(0.02)
10/31/2015	$7.51	0.27	(0.01)	0.26	(0.27)	—
10/31/2014	$7.21	0.27	0.35	0.62	(0.27)	(0.05)
10/31/2013	$7.76	0.27	(0.51)	(0.24)	(0.27)	(0.04)
10/31/2012	$7.27	0.28	0.50	0.78	(0.28)	(0.01)
Class B
4/30/2017 (c)	$7.58	0.09	(0.18)	(0.09)	(0.09)	(0.01)
10/31/2016	$7.50	0.19	0.09	0.28	(0.18)	(0.02)
10/31/2015	$7.51	0.21	(0.01)	0.20	(0.21)	—
10/31/2014	$7.21	0.22	0.34	0.56	(0.21)	(0.05)
10/31/2013	$7.76	0.21	(0.51)	(0.30)	(0.21)	(0.04)
10/31/2012	$7.27	0.22	0.50	0.72	(0.22)	(0.01)
Class C
4/30/2017 (c)	$7.58	0.10	(0.18)	(0.08)	(0.10)	(0.01)
10/31/2016	$7.50	0.21	0.09	0.30	(0.20)	(0.02)
10/31/2015	$7.51	0.24	(0.02)	0.22	(0.23)	—
10/31/2014	$7.21	0.24	0.35	0.59	(0.24)	(0.05)
10/31/2013	$7.76	0.23	(0.51)	(0.28)	(0.23)	(0.04)
10/31/2012	$7.27	0.25	0.50	0.75	(0.25)	(0.01)
Class R4
4/30/2017 (c)	$7.57	0.13	(0.18)	(0.05)	(0.13)	(0.01)
10/31/2016	$7.49	0.25	0.11	0.36	(0.26)	(0.02)
10/31/2015	$7.50	0.29	(0.02)	0.27	(0.28)	—
10/31/2014	$7.20	0.29	0.35	0.64	(0.29)	(0.05)
10/31/2013 (f)	$7.63	0.18	(0.43)	(0.25)	(0.18)	—
Class R5
4/30/2017 (c)	$7.55	0.13	(0.17)	(0.04)	(0.13)	(0.01)
10/31/2016	$7.48	0.25	0.10	0.35	(0.26)	(0.02)
10/31/2015	$7.49	0.29	(0.01)	0.28	(0.29)	—
10/31/2014	$7.20	0.29	0.34	0.63	(0.29)	(0.05)
10/31/2013 (g)	$7.79	0.28	(0.55)	(0.27)	(0.28)	(0.04)
Class Y
4/30/2017 (c),(h)	$7.33	0.04	0.06 (i)	0.10	(0.04)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$7.39	(0.81%)	0.86% (d)	0.79% (d)	3.24% (d)	2%	$136,390
(0.26)	$7.58	4.53%	0.91%	0.80% (e)	3.17%	9%	$179,419
(0.27)	$7.50	3.46%	0.92%	0.78% (e)	3.60%	11%	$147,143
(0.32)	$7.51	8.80%	0.92%	0.78% (e)	3.73%	11%	$147,024
(0.31)	$7.21	(3.20%)	0.91%	0.78% (e)	3.57%	15%	$145,384
(0.29)	$7.76	10.90%	0.93%	0.79% (e)	3.70%	24%	$177,945

(0.10)	$7.39	(1.17%)	1.61% (d)	1.54% (d)	2.51% (d)	2%	$133
(0.20)	$7.58	3.75%	1.66%	1.55% (e)	2.44%	9%	$151
(0.21)	$7.50	2.69%	1.67%	1.53% (e)	2.85%	11%	$299
(0.26)	$7.51	7.99%	1.67%	1.53% (e)	2.99%	11%	$654
(0.25)	$7.21	(3.93%)	1.66%	1.53% (e)	2.80%	15%	$778
(0.23)	$7.76	10.08%	1.70%	1.54% (e)	2.95%	24%	$1,390

(0.11)	$7.39	(1.03%)	1.61% (d)	1.24% (d)	2.81% (d)	2%	$29,105
(0.22)	$7.58	4.07%	1.66%	1.25% (e)	2.69%	9%	$30,350
(0.23)	$7.50	3.00%	1.67%	1.23% (e)	3.15%	11%	$19,165
(0.29)	$7.51	8.32%	1.66%	1.23% (e)	3.28%	11%	$16,578
(0.27)	$7.21	(3.64%)	1.66%	1.23% (e)	3.12%	15%	$16,254
(0.26)	$7.76	10.41%	1.68%	1.24% (e)	3.24%	24%	$20,240

(0.14)	$7.38	(0.68%)	0.61% (d)	0.54% (d)	3.54% (d)	2%	$733
(0.28)	$7.57	4.80%	0.66%	0.56% (e)	3.32%	9%	$291
(0.28)	$7.49	3.72%	0.67%	0.53% (e)	3.86%	11%	$41
(0.34)	$7.50	9.09%	0.65%	0.53% (e)	3.95%	11%	$10
(0.18)	$7.20	(3.35%)	0.69% (d)	0.53% (d),(e)	3.88% (d)	15%	$2

(0.14)	$7.37	(0.55%)	0.63% (d)	0.52% (d)	3.76% (d)	2%	$6,458
(0.28)	$7.55	4.71%	0.60%	0.51%	3.33%	9%	$390
(0.29)	$7.48	3.76%	0.58%	0.49%	3.89%	11%	$10
(0.34)	$7.49	8.98%	0.62%	0.49%	4.13%	11%	$10
(0.32)	$7.20	(3.52%)	0.62% (d)	0.50% (d)	3.85% (d)	15%	$2

(0.04)	$7.39	1.40%	0.55% (d)	0.50% (d)	3.62% (d)	2%	$10
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
4/30/2017 (c)	$7.58	0.13	(0.19)	(0.06)	(0.13)	(0.01)
10/31/2016	$7.50	0.26	0.10	0.36	(0.26)	(0.02)
10/31/2015	$7.51	0.29	(0.02)	0.27	(0.28)	—
10/31/2014	$7.21	0.29	0.35	0.64	(0.29)	(0.05)
10/31/2013	$7.76	0.29	(0.51)	(0.22)	(0.29)	(0.04)
10/31/2012	$7.27	0.30	0.50	0.80	(0.30)	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.14)	$7.38	(0.82%)	0.61% (d)	0.54% (d)	3.56% (d)	2%	$42,771
(0.28)	$7.58	4.79%	0.66%	0.55% (e)	3.40%	9%	$25,827
(0.28)	$7.50	3.72%	0.67%	0.53% (e)	3.85%	11%	$17,088
(0.34)	$7.51	9.07%	0.67%	0.53% (e)	3.98%	11%	$13,961
(0.33)	$7.21	(2.96%)	0.65%	0.53% (e)	3.86%	15%	$7,791
(0.31)	$7.76	11.19%	0.66%	0.54% (e)	3.90%	24%	$995
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	25

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
26	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
28	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. In addition, effective March 1, 2017 through February 28, 2018, Class R5 shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Class Y shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class B	0.07
Class C	0.07
Class R4	0.07
Class R5	0.058
Class Y	0.000 (a)
Class Z	0.08

(a)	Annualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $24,316. The liability remaining at April 30, 2017 for non-recurring charges associated with the lease amounted to $12,573 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.30% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	44,845
Class C	2,574
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	0.800%	0.81%
Class B	1.550	1.56
Class C	1.550	1.56
Class R4	0.550	0.56
Class R5	0.575	0.51
Class Y	0.525*	—
Class Z	0.550	0.56
*Expense cap rate is contractual from March 1, 2017 (the commencement of operations of Class Y shares) through February 28, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the waiver/reimbursement commitment under the agreement, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class R5 and 0.00% for Class Y of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
203,520,000	11,349,000	(2,028,000)	9,321,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
30	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,328,017 and $11,558,782, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Columbia New York Tax-Exempt Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia New York Tax-Exempt Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
| Semiannual Report 2017	33

Columbia New York Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR205_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia AMT-Free New York Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia AMT-Free New York Intermediate Muni Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free New York Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free New York Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.
Portfolio management
Brian McGreevy
Co-manager
Managed Fund since 1998
Paul Fuchs, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-0.60	-0.64	2.00	3.38
	Including sales charges		-3.55	-3.62	1.39	3.07
Class B	Excluding sales charges	11/25/02	-0.98	-1.39	1.26	2.62
	Including sales charges		-3.92	-4.29	1.26	2.62
Class C	Excluding sales charges	11/25/02	-0.83	-1.09	1.56	2.96
	Including sales charges		-1.81	-2.05	1.56	2.96
Class R4 *		03/19/13	-0.57	-0.48	2.24	3.63
Class R5 *		03/01/16	-0.52	-0.36	2.25	3.64
Class V	Excluding sales charges	12/31/91	-0.64	-0.63	2.09	3.48
	Including sales charges		-5.34	-5.34	1.10	2.98
Class Y *		03/01/17	-0.56	-0.47	2.24	3.64
Class Z		12/31/91	-0.57	-0.48	2.24	3.64
Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index			0.01	0.18	2.72	4.29
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.14	0.15	2.80	4.37
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class V are shown with and without the maximum initial sales charge of 4.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	6.1
AA rating	34.9
A rating	47.2
BBB rating	5.5
BB rating	0.9
CC rating	0.2
Not rated	5.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.00	1,020.84	3.67	3.72	0.75
Class B	1,000.00	1,000.00	990.20	1,017.16	7.32	7.42	1.50
Class C	1,000.00	1,000.00	991.70	1,018.64	5.86	5.94	1.20
Class R4	1,000.00	1,000.00	994.30	1,022.07	2.45	2.48	0.50
Class R5	1,000.00	1,000.00	994.80	1,022.46	2.05	2.08	0.42
Class V (formerly Class T)	1,000.00	1,000.00	993.60	1,021.33	3.18	3.22	0.65
Class Y	1,000.00	1,000.00	1,011.80 (a)	1,022.61	0.61 (a)	1.93	0.39 (a)
Class Z	1,000.00	1,000.00	994.30	1,022.07	2.45	2.48	0.50
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Local General Obligation 0.9%
City of New York(a)
Unlimited General Obligation Bonds
Subordinated Series 1994H-3 (AGM)
08/01/20	0.900%	2,200,000	2,200,000
Variable Rate Demand Notes 2.0%
City of New York(a)
Unlimited General Obligation Bonds
Fiscal 2015 VRDN Subordinated Series 2015
06/01/44	0.890%	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured(a)
Revenue Bonds
NYC Recovery VRDN Subordinated Series 20021-C
11/01/22	0.890%	2,890,000	2,890,000
Total			4,990,000
Total Floating Rate Notes (Cost $7,190,000)			7,190,000

Municipal Bonds 95.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School Series 2013
07/01/23	5.000%	2,375,000	2,295,271
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School Series 2016
07/01/46	6.250%	420,000	383,897
Total			2,679,168
Disposal 1.5%
Babylon Industrial Development Agency
Revenue Bonds
Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	1,750,000	1,798,160
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	888,681
Series 2011
04/01/20	5.000%	870,000	957,078
Total			3,643,919
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 2.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai Series 2015
07/01/30	5.000%	3,400,000	3,875,082
Revenue Bonds
Mount Sinai School of Medicine Series 2010A
07/01/21	5.000%	1,000,000	1,105,150
Total			4,980,232
Higher Education 7.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services Series 2014
12/01/31	5.000%	500,000	560,220
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens Series 2014A
06/01/29	5.000%	225,000	263,270
City University of New York-Queens Series 2014A
06/01/30	5.000%	300,000	349,764
County of Saratoga
Refunding Revenue Bonds
Skidmore College Series 2014B
07/01/21	5.000%	200,000	227,960
Skidmore College Series 2014B
07/01/22	5.000%	220,000	255,288
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Vassar College Project Series 2017
07/01/34	5.000%	500,000	585,195
Revenue Bonds
Marist College Project Series 2015A
07/01/29	5.000%	1,000,000	1,145,190
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College Series 2012
09/01/24	5.000%	600,000	693,150
Hobart & William Smith College Series 2012
09/01/25	5.000%	300,000	343,953

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project Series 2014
10/01/34	5.000%	300,000	335,640
Revenue Bonds
Hofstra University Project Series 2013
07/01/28	5.000%	1,170,000	1,329,565
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College Series 2015A
07/01/30	5.000%	700,000	810,698
New School Series 2015A
07/01/29	5.000%	450,000	522,774
Pratt Institute Series 2015A
07/01/34	5.000%	2,000,000	2,219,600
St. John’s University Series 2015A
07/01/30	5.000%	2,340,000	2,692,544
Teachers College Series 2017
07/01/29	5.000%	175,000	209,479
Teachers College Series 2017
07/01/30	5.000%	150,000	178,452
Revenue Bonds
Cornell University Series 2009A
07/01/25	5.000%	1,000,000	1,086,510
Culinary Institute of America Series 2012
07/01/28	5.000%	500,000	545,205
New York University Series 1998A (NPFGC)
07/01/20	5.750%	2,000,000	2,288,020
Rochester Institute of Technology Series 2010
07/01/21	5.000%	1,000,000	1,113,380
St. John’s University Series 2012A
07/01/27	5.000%	470,000	537,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oneida County Industrial Development Agency(c)
Revenue Bonds
Hamilton College Project Series 2007A (NPFGC)
07/01/20	0.000%	1,000,000	878,870
Total			19,172,717
Hospital 10.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System Series 2015
07/01/27	5.000%	400,000	454,036
Catholic Health System Series 2015
07/01/28	5.000%	360,000	405,997
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project Series 2014
07/01/28	5.000%	150,000	170,894
New York Methodist Hospital Project Series 2014
07/01/29	5.000%	175,000	197,981
County of Saratoga
Revenue Bonds
Saratoga Hospital Project Series 2013A
12/01/24	5.000%	1,085,000	1,267,595
Saratoga Hospital Project Series 2013A
12/01/25	5.000%	1,115,000	1,293,567
Saratoga Hospital Project Series 2013A
12/01/27	5.000%	1,225,000	1,403,274
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/34	5.000%	300,000	327,921
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project Series 2015
07/01/25	5.000%	450,000	537,480
Highland Hospital Rochester Project Series 2015
07/01/26	5.000%	350,000	414,610
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services Series 2011
07/01/19	5.000%	1,840,000	1,980,134

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Catholic Health Services Series 2011
07/01/20	5.000%	2,815,000	3,110,997
Revenue Bonds
Catholic Health Services of Long Island Series 2014
07/01/32	5.000%	1,250,000	1,364,687
Catholic Health Services of Long Island Series 2014
07/01/33	5.000%	675,000	734,252
New York State Dormitory Authority
Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group Series 2015A
05/01/31	5.000%	3,000,000	3,431,220
NYU Hospitals Center Series 2014
07/01/30	5.000%	1,000,000	1,148,730
NYU Hospitals Center Series 2014
07/01/31	5.000%	1,000,000	1,142,070
Revenue Bonds
Memorial Sloan-Kettering Cancer Center Series 2012
07/01/27	5.000%	500,000	570,215
Mount Sinai Hospital Series 2010A
07/01/26	5.000%	1,725,000	1,891,773
Mount Sinai Hospital Series 2011A
07/01/31	5.000%	2,000,000	2,167,220
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center Series 2017
12/01/31	5.000%	1,000,000	1,101,540
Total			25,116,193
Investor Owned 0.6%
New York State Energy Research & Development Authority
Refunding Revenue Bonds
New York State Electric & Gas Series 1994
02/01/29	2.000%	1,500,000	1,497,105
Local Appropriation 1.0%
New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,571,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 12.8%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008I-1
02/01/23	5.000%	2,000,000	2,063,320
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/30	5.000%	1,500,000	1,748,355
Unlimited Obligation Refunding Notes
Series 2016C
08/01/32	5.000%	2,000,000	2,322,720
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2007D-1
12/01/21	5.000%	810,000	829,829
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/26	5.000%	1,000,000	1,214,890
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/23	5.000%	405,000	477,309
Limited General Obligation Refunding Bonds
Series 2015A
03/01/24	5.000%	1,000,000	1,183,790
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/28	5.000%	1,780,000	2,090,984
Limited General Obligation Notes
Series 2015A (AGM)
03/15/23	5.000%	1,250,000	1,414,400
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement Series 2014 (BAM)
09/15/28	5.000%	1,375,000	1,618,265
County of Erie
Limited General Obligation Bonds
Public Improvement Series 2012A
04/01/25	5.000%	500,000	570,080
County of Monroe
Limited General Obligation Bonds
Series 2016 BAM
06/01/26	5.000%	2,330,000	2,785,725
County of Nassau
Limited General Obligation Refunding Bonds
Series 2016A
01/01/32	5.000%	1,640,000	1,879,391

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/24	5.000%	1,450,000	1,687,698
County of Suffolk
Unlimited General Obligation Bonds
Public Improvement Series 2008B
11/01/19	5.000%	2,315,000	2,445,010
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Series 2013E (AGM)
10/01/31	5.000%	500,000	576,530
School Districts Financing Program Series 2015B (AGM)
10/01/27	5.000%	2,010,000	2,407,297
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed Series 2013
03/15/28	5.000%	2,180,000	2,312,108
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/23	5.000%	1,850,000	2,120,821
Total			31,748,522
Multi-Family 1.9%
Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Series 2014E
02/15/48	3.500%	1,000,000	1,002,990
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children Series 2008A-1
06/01/33	5.000%	1,700,000	1,766,096
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project Series 2017
05/01/30	5.000%	420,000	485,218
Abby Lane Housing Corp. Project Series 2017
05/01/31	5.000%	400,000	458,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College Series 2013
07/01/18	5.000%	1,045,000	1,067,572
Total			4,780,536
Municipal Power 6.2%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/34	5.000%	2,000,000	2,237,980
Series 2016B
09/01/30	5.000%	4,500,000	5,242,905
Revenue Bonds
Electric System General Purpose Series 2015B
09/01/32	5.000%	765,000	870,486
Series 2009A
04/01/21	5.250%	1,000,000	1,069,210
Series 2009A
04/01/22	5.500%	3,000,000	3,216,450
Series 2011A
05/01/21	5.000%	1,000,000	1,135,540
Series 2012B
09/01/26	5.000%	1,510,000	1,721,385
Total			15,493,956
Other Bond Issue 1.6%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/29	5.000%	545,000	624,129
Series 2015
07/01/31	5.000%	715,000	812,962
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,641,893
Total			4,078,984
Other Revenue 0.9%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/27	5.000%	2,000,000	2,329,900

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 3.3%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program Series 2012B
10/01/26	5.000%	3,000,000	3,424,830
Unrefunded Revenue Bonds
School Districts Bond Financing Program Series 2008 (AGM)
10/01/23	5.000%	1,370,000	1,447,885
School Districts Bond Financing Program Series 2009 (AGM)
10/01/22	5.000%	180,000	195,777
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,145,680
Total			8,214,172
Ports 2.4%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th Series 2014
09/01/30	5.000%	2,000,000	2,352,460
Revenue Bonds
Consolidated 161st Series 2009
10/15/31	5.000%	3,390,000	3,699,304
Total			6,051,764
Prep School 1.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project Series 2014
07/01/26	5.000%	475,000	566,300
Horace Mann School Project Series 2014
07/01/27	5.000%	600,000	709,842
Series 2015
06/01/26	5.000%	225,000	267,257
Series 2015
06/01/28	5.000%	250,000	291,638
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project Series 2015A
01/01/34	5.000%	450,000	500,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Emma Willard School Project Series 2015A
01/01/35	5.000%	590,000	653,690
Total			2,988,911
Recreation 0.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project Series 2015
08/01/29	5.000%	430,000	497,901
Revenue Bonds
YMCA of Greater New York Project Series 2012
08/01/32	5.000%	500,000	547,780
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art Series 2016S
04/01/31	4.000%	500,000	552,885
Total			1,598,566
Refunded / Escrowed 10.0%
City of New York
Prerefunded 12/01/17 Unlimited General Obligation Bonds
Subordinated Series 2007D-1
12/01/21	5.000%	1,190,000	1,219,096
Elizabeth Forward School District(c)
Unlimited General Obligation Bonds
Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)
09/01/20	0.000%	2,210,000	2,108,605
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2008
11/15/23	6.250%	30,000	32,450
New York City Transitional Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Future Tax Secured Series 2009
05/01/27	5.000%	1,475,000	1,590,286
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College Series 2009
03/01/24	5.000%	1,000,000	1,072,240
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group Series 2009A
05/01/30	5.250%	4,000,000	4,334,680

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine Series 2009
07/01/27	5.500%	4,000,000	4,378,080
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center Series 2011A
07/01/23	5.125%	1,000,000	1,119,240
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program Series 2009 (AGM)
10/01/22	5.000%	2,820,000	3,083,839
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	3,163,912
Puerto Rico Highways & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/22	5.250%	355,000	418,527
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose Series 1999B
01/01/30	5.500%	2,000,000	2,364,800
Total			24,885,755
Retirement Communities 3.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project Series 2016
11/01/36	5.250%	750,000	821,055
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park Series 2015
11/15/29	5.000%	550,000	597,305
Orchard Park Series 2015
11/15/30	5.000%	650,000	700,739
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association Series 2012
07/01/26	5.000%	740,000	777,459
Miriam Osborn Memorial Home Association Series 2012
07/01/27	5.000%	700,000	732,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project Series 2014
07/01/29	5.000%	1,000,000	1,100,080
Kendal at Ithaca, Inc. Project Series 2014
07/01/34	5.000%	1,000,000	1,072,740
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/27	6.000%	1,730,000	1,734,256
Total			7,536,114
Sales Tax 1.0%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015 Series 2014A
10/15/24	5.000%	2,000,000	2,447,500
Special Non Property Tax 7.2%
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured Series 2009
05/01/27	5.000%	3,525,000	3,803,687
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,314,319
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax Series 2016E-1
02/01/32	5.000%	3,000,000	3,499,200
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured Series 2015
11/15/27	5.000%	4,120,000	4,896,867
New York State Dormitory Authority
Refunding Revenue Bonds
Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,271,700
Total			17,785,773

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 6.0%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project Series 2011A
05/01/30	5.250%	1,440,000	1,630,109
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract Series 2009A
07/01/24	5.000%	3,000,000	3,253,440
Revenue Bonds
Schools Program Series 2000
07/01/20	6.250%	855,000	858,753
State University Educational Facilities 3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,163,690
State University Educational Facilities Series 1993A
05/15/19	5.500%	2,500,000	2,648,400
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract Series 2008B
01/01/26	5.000%	3,125,000	3,270,781
Service Contract Series 2008C
01/01/22	5.000%	2,000,000	2,094,280
Total			14,919,453
Tobacco 2.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/29	5.000%	3,000,000	3,109,200
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/31	5.000%	2,000,000	2,262,240
Total			5,371,440
Transportation 5.3%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	913,875
Series 2014C
11/15/29	5.000%	3,000,000	3,494,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016C-1
11/15/36	5.000%	3,000,000	3,427,920
Transportation Series 2010D
11/15/28	5.250%	3,000,000	3,388,860
Transportation Series 2014B
11/15/22	5.000%	1,000,000	1,172,760
Unrefunded Revenue Bonds
Series 2008
11/15/23	6.250%	685,000	740,834
Total			13,138,949
Turnpike / Bridge / Toll Road 4.3%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/29	5.000%	1,850,000	2,152,864
Series 2014K
01/01/32	5.000%	1,000,000	1,142,050
Revenue Bonds
Junior Lien Series 2016A
01/01/33	5.000%	3,500,000	4,005,155
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,459,090
Total			10,759,159
Water & Sewer 1.2%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/28	5.000%	700,000	812,084
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service Series 2008
09/01/28	5.100%	1,155,000	1,184,233
Water Service Series 2008
09/01/28	5.100%	570,000	584,427
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/27	5.000%	145,000	169,807

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
04/01/28	5.000%	175,000	203,472
Total			2,954,023
Total Municipal Bonds (Cost $227,652,633)			236,744,561

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(e)	336,984	336,984
Total Money Market Funds (Cost $336,984)		336,984
Total Investments (Cost: $235,179,617)		244,271,545
Other Assets & Liabilities, Net		4,427,426
Net Assets		248,698,971
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $1,485,437 which represents 0.60% of net assets.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $418,527 which represents 0.17% of net assets.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	7,190,000	—	7,190,000
Municipal Bonds	—	236,744,561	—	236,744,561
Money Market Funds	336,984	—	—	336,984
Total Investments	336,984	243,934,561	—	244,271,545
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$235,179,617
Total investments, at cost	235,179,617
Investments, at value
Unaffiliated issuers, at value	244,271,545
Total investments, at value	244,271,545
Cash	1,344,472
Receivable for:
Capital shares sold	810,733
Interest	3,211,139
Expense reimbursement due from Investment Manager	1,242
Prepaid expenses	555
Trustees’ deferred compensation plan	42,824
Other assets	1,998
Total assets	249,684,508
Liabilities
Payable for:
Capital shares purchased	288,347
Distributions to shareholders	589,657
Management services fees	3,197
Distribution and/or service fees	517
Transfer agent fees	40,259
Compensation of chief compliance officer	16
Other expenses	20,720
Trustees’ deferred compensation plan	42,824
Total liabilities	985,537
Net assets applicable to outstanding capital stock	$248,698,971
Represented by
Paid in capital	239,780,776
Undistributed net investment income	173,258
Accumulated net realized loss	(346,991)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	9,091,928
Total - representing net assets applicable to outstanding capital stock	$248,698,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$15,170,202
Shares outstanding	1,280,710
Net asset value per share	$11.85
Maximum offering price per share(a)	$12.22
Class B
Net assets	$9,869
Shares outstanding	833
Net asset value per share	$11.85
Class C
Net assets	$19,918,438
Shares outstanding	1,681,561
Net asset value per share	$11.85
Class R4
Net assets	$976,221
Shares outstanding	82,515
Net asset value per share	$11.83
Class R5
Net assets	$189,170
Shares outstanding	15,946
Net asset value per share	$11.86
Class V(b)
Net assets	$6,728,025
Shares outstanding	568,112
Net asset value per share	$11.84
Maximum offering price per share(c)	$12.43
Class Y
Net assets	$10,068
Shares outstanding	847
Net asset value per share	$11.89
Class Z
Net assets	$205,696,978
Shares outstanding	17,368,794
Net asset value per share	$11.84

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class V.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,727
Interest	4,433,291
Total income	4,435,018
Expenses:
Management services fees	597,664
Distribution and/or service fees
Class A	25,464
Class B	93
Class C	104,787
Class V(a)	4,967
Transfer agent fees
Class A	16,482
Class B	15
Class C	17,172
Class R4	1,137
Class R5	58
Class V(a)	5,441
Class Z	168,042
Compensation of board members	12,002
Custodian fees	1,626
Printing and postage fees	8,800
Registration fees	18,791
Audit fees	15,930
Legal fees	3,542
Compensation of chief compliance officer	63
Other	(16,533)
Total expenses	985,543
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(241,702)
Fees waived by distributor
Class C	(31,457)
Fees waived by transfer agent
Class R5	(8)
Total net expenses	712,376
Net investment income	3,722,642
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(332,046)
Net realized loss	(332,046)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,781,996)
Net change in unrealized appreciation (depreciation)	(5,781,996)
Net realized and unrealized loss	(6,114,042)
Net decrease in net assets resulting from operations	$(2,391,400)

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)(a)	Year Ended October 31, 2016 (b)
Operations
Net investment income	$3,722,642	$8,468,968
Net realized gain (loss)	(332,046)	876,420
Net change in unrealized appreciation (depreciation)	(5,781,996)	(1,711,125)
Net increase (decrease) in net assets resulting from operations	(2,391,400)	7,634,263
Distributions to shareholders
Net investment income
Class A	(283,610)	(801,732)
Class B	(188)	(486)
Class C	(244,446)	(515,793)
Class R4	(21,008)	(33,340)
Class R5	(2,688)	(356)
Class V(c)	(95,655)	(206,884)
Class Y	(50)	—
Class Z	(3,114,369)	(6,886,351)
Net realized gains
Class A	(7,887)	—
Class B	(7)	—
Class C	(6,700)	—
Class R4	(476)	—
Class R5	(50)	—
Class V(c)	(2,028)	—
Class Z	(65,762)	—
Total distributions to shareholders	(3,844,924)	(8,444,942)
Increase (decrease) in net assets from capital stock activity	(38,726,010)	17,056,634
Total increase (decrease) in net assets	(44,962,334)	16,245,955
Net assets at beginning of period	293,661,305	277,415,350
Net assets at end of period	$248,698,971	$293,661,305
Undistributed net investment income	$173,258	$212,630

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016 (b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (c)	359,374	4,216,296	1,082,201	13,212,993
Distributions reinvested	22,560	265,075	60,869	744,775
Redemptions	(1,570,806)	(18,427,338)	(1,427,256)	(17,321,753)
Net decrease	(1,188,872)	(13,945,967)	(284,186)	(3,363,985)
Class B
Distributions reinvested	8	96	23	281
Redemptions (c)	(1,159)	(13,579)	—	—
Net increase (decrease)	(1,151)	(13,483)	23	281
Class C
Subscriptions	97,721	1,149,030	594,386	7,275,053
Distributions reinvested	13,247	155,775	25,387	310,634
Redemptions	(415,689)	(4,893,373)	(270,020)	(3,299,559)
Net increase (decrease)	(304,721)	(3,588,568)	349,753	4,286,128
Class R4
Subscriptions	51,908	607,530	102,041	1,255,622
Distributions reinvested	1,817	21,335	2,702	33,032
Redemptions	(104,603)	(1,227,564)	(27,684)	(336,874)
Net increase (decrease)	(50,878)	(598,699)	77,059	951,780
Class R5
Subscriptions	3,531	41,589	12,888	156,293
Distributions reinvested	219	2,587	12	149
Redemptions	(704)	(8,301)	—	—
Net increase	3,046	35,875	12,900	156,442
Class V(d)
Subscriptions	1,914	22,484	1,996	24,352
Distributions reinvested	5,061	59,524	10,166	124,338
Redemptions	(19,840)	(233,354)	(42,885)	(523,704)
Net decrease	(12,865)	(151,346)	(30,723)	(375,014)
Class Y
Subscriptions	847	10,000	—	—
Net increase	847	10,000	—	—
Class Z
Subscriptions	2,038,394	23,969,585	3,297,115	40,311,823
Distributions reinvested	44,857	527,678	86,560	1,058,859
Redemptions	(3,824,974)	(44,971,085)	(2,125,165)	(25,969,680)
Net increase (decrease)	(1,741,723)	(20,473,822)	1,258,510	15,401,002
Total net increase (decrease)	(3,296,317)	(38,726,010)	1,383,336	17,056,634

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Class R5 shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$12.09	0.16	(0.23)	(0.07)	(0.17)	(0.00) (d)
10/31/2016	$12.11	0.34	(0.02)	0.32	(0.34)	—
10/31/2015	$12.21	0.36	(0.10)	0.26	(0.36)	—
10/31/2014	$12.00	0.38	0.21	0.59	(0.38)	—
10/31/2013	$12.55	0.37	(0.55)	(0.18)	(0.37)	—
10/31/2012	$12.10	0.37	0.45	0.82	(0.37)	—
Class B
4/30/2017 (c)	$12.09	0.12	(0.24)	(0.12)	(0.12)	(0.00) (d)
10/31/2016	$12.11	0.25	(0.02)	0.23	(0.25)	—
10/31/2015	$12.20	0.27	(0.09)	0.18	(0.27)	—
10/31/2014	$12.00	0.29	0.20	0.49	(0.29)	—
10/31/2013	$12.55	0.27	(0.55)	(0.28)	(0.27)	—
10/31/2012	$12.10	0.28	0.44	0.72	(0.27)	—
Class C
4/30/2017 (c)	$12.09	0.13	(0.23)	(0.10)	(0.14)	(0.00) (d)
10/31/2016	$12.11	0.28	(0.02)	0.26	(0.28)	—
10/31/2015	$12.20	0.30	(0.09)	0.21	(0.30)	—
10/31/2014	$12.00	0.33	0.20	0.53	(0.33)	—
10/31/2013	$12.55	0.32	(0.55)	(0.23)	(0.32)	—
10/31/2012	$12.10	0.32	0.45	0.77	(0.32)	—
Class R4
4/30/2017 (c)	$12.08	0.17	(0.24)	(0.07)	(0.18)	(0.00) (d)
10/31/2016	$12.10	0.37	(0.02)	0.35	(0.37)	—
10/31/2015	$12.19	0.39	(0.09)	0.30	(0.39)	—
10/31/2014	$11.99	0.41	0.20	0.61	(0.41)	—
10/31/2013 (h)	$12.42	0.25	(0.43)	(0.18)	(0.25)	—
Class R5
4/30/2017 (c)	$12.11	0.18	(0.25)	(0.07)	(0.18)	(0.00) (d)
10/31/2016 (i)	$12.23	0.25	(0.12)	0.13	(0.25)	—
Class V(j)
4/30/2017 (c)	$12.09	0.17	(0.25)	(0.08)	(0.17)	(0.00) (d)
10/31/2016	$12.11	0.35	(0.02)	0.33	(0.35)	—
10/31/2015	$12.20	0.37	(0.09)	0.28	(0.37)	—
10/31/2014	$11.99	0.39	0.21	0.60	(0.39)	—
10/31/2013	$12.55	0.38	(0.56)	(0.18)	(0.38)	—
10/31/2012	$12.10	0.38	0.45	0.83	(0.38)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$11.85	(0.60%)	0.92% (e),(f)	0.74% (e),(f)	2.73% (e)	4%	$15,170
(0.34)	$12.09	2.63%	0.95%	0.75% (g)	2.76%	13%	$29,857
(0.36)	$12.11	2.15%	0.96%	0.75% (g)	2.95%	12%	$33,348
(0.38)	$12.21	5.01%	0.96%	0.75% (g)	3.17%	14%	$19,873
(0.37)	$12.00	(1.49%)	0.95%	0.75% (g)	2.98%	13%	$18,084
(0.37)	$12.55	6.84%	0.99%	0.75% (g)	2.97%	7%	$21,764

(0.12)	$11.85	(0.98%)	1.68% (e),(f)	1.49% (e),(f)	1.99% (e)	4%	$10
(0.25)	$12.09	1.87%	1.71%	1.50% (g)	2.02%	13%	$24
(0.27)	$12.11	1.47%	1.72%	1.50% (g)	2.22%	12%	$24
(0.29)	$12.20	4.14%	1.71%	1.50% (g)	2.43%	14%	$90
(0.27)	$12.00	(2.23%)	1.70%	1.50% (g)	2.21%	13%	$119
(0.27)	$12.55	6.02%	1.74%	1.50% (g)	2.25%	7%	$241

(0.14)	$11.85	(0.83%)	1.68% (e),(f)	1.19% (e),(f)	2.30% (e)	4%	$19,918
(0.28)	$12.09	2.17%	1.71%	1.20% (g)	2.31%	13%	$24,011
(0.30)	$12.11	1.77%	1.71%	1.20% (g)	2.50%	12%	$19,817
(0.33)	$12.20	4.47%	1.71%	1.18% (g)	2.74%	14%	$18,833
(0.32)	$12.00	(1.88%)	1.70%	1.15% (g)	2.58%	13%	$18,498
(0.32)	$12.55	6.41%	1.74%	1.15% (g)	2.57%	7%	$23,008

(0.18)	$11.83	(0.57%)	0.68% (e),(f)	0.49% (e),(f)	2.99% (e)	4%	$976
(0.37)	$12.08	2.89%	0.71%	0.50% (g)	3.00%	13%	$1,611
(0.39)	$12.10	2.49%	0.72%	0.50% (g)	3.20%	12%	$682
(0.41)	$12.19	5.19%	0.72%	0.50% (g)	3.39%	14%	$477
(0.25)	$11.99	(1.48%)	0.67% (e)	0.50% (e),(g)	3.43% (e)	13%	$44

(0.18)	$11.86	(0.52%)	0.58% (e),(f)	0.41% (e),(f)	3.08% (e)	4%	$189
(0.25)	$12.11	1.08%	0.58% (e)	0.41% (e)	3.19% (e)	13%	$156

(0.17)	$11.84	(0.64%)	0.83% (e),(f)	0.64% (e),(f)	2.85% (e)	4%	$6,728
(0.35)	$12.09	2.74%	0.86%	0.65% (g)	2.87%	13%	$7,022
(0.37)	$12.11	2.33%	0.87%	0.65% (g)	3.05%	12%	$7,406
(0.39)	$12.20	5.12%	0.86%	0.65% (g)	3.27%	14%	$7,744
(0.38)	$11.99	(1.47%)	0.85%	0.65% (g)	3.08%	13%	$8,319
(0.38)	$12.55	6.95%	0.90%	0.65% (g)	3.08%	7%	$9,570
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
4/30/2017 (c),(k)	$11.81	0.06	0.08 (l)	0.14	(0.06)	—
Class Z
4/30/2017 (c)	$12.09	0.17	(0.24)	(0.07)	(0.18)	(0.00) (d)
10/31/2016	$12.11	0.37	(0.02)	0.35	(0.37)	—
10/31/2015	$12.20	0.39	(0.09)	0.30	(0.39)	—
10/31/2014	$11.99	0.41	0.21	0.62	(0.41)	—
10/31/2013	$12.55	0.40	(0.56)	(0.16)	(0.40)	—
10/31/2012	$12.10	0.40	0.45	0.85	(0.40)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class R4	Class R5	Class V	Class Z
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(j)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(k)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(l)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.06)	$11.89	1.18%	0.53% (e)	0.39% (e)	3.10% (e)	4%	$10

(0.18)	$11.84	(0.57%)	0.68% (e),(f)	0.49% (e),(f)	2.99% (e)	4%	$205,697
(0.37)	$12.09	2.89%	0.71%	0.50% (g)	3.02%	13%	$230,980
(0.39)	$12.11	2.49%	0.72%	0.50% (g)	3.20%	12%	$216,139
(0.41)	$12.20	5.27%	0.71%	0.50% (g)	3.42%	14%	$214,517
(0.40)	$11.99	(1.32%)	0.70%	0.50% (g)	3.22%	13%	$215,024
(0.40)	$12.55	7.11%	0.74%	0.50% (g)	3.23%	7%	$283,653
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 3.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
24	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
26	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares. In addition, effective March 1, 2017 through February 28, 2018, Class R5 shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Class Y shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Class B	0.16
Class C	0.16
Class R4	0.16
Class R5	0.058
Class V	0.16
Class Z	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	10,394
Class C	3,280
Class V	13
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1,2017
Class A	0.750%	0.75%
Class B	1.500	1.50
Class C	1.500	1.50
Class R4	0.500	0.50
Class R5	0.465	0.41
Class V	0.650	0.65
Class Y	0.415	-
Class Z	0.500	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the waiver/reimbursement commitment under the agreement, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class R5 and 0.00% for Class Y of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
235,180,000	10,020,000	(928,000)	9,092,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,343,444 and $48,828,555, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, one unaffiliated shareholder of record owned 70.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia AMT-Free New York Intermediate Muni Bond Fund | Semiannual Report 2017	31

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Columbia AMT-Free New York Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR204_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund) seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.
Portfolio management
Brian McGreevy
Co-manager
Managed Fund since 2002
Paul Fuchs, CFA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/18/02	-0.76	-0.83	1.76	3.05
	Including sales charges		-3.77	-3.80	1.14	2.74
Class B	Excluding sales charges	11/18/02	-1.12	-1.58	1.00	2.28
	Including sales charges		-4.05	-4.46	1.00	2.28
Class C	Excluding sales charges	11/18/02	-0.98	-1.27	1.32	2.63
	Including sales charges		-1.95	-2.23	1.32	2.63
Class R4 *		03/19/13	-0.53	-0.48	2.02	3.31
Class V	Excluding sales charges	06/26/00	-0.71	-0.73	1.86	3.16
	Including sales charges		-5.42	-5.46	0.88	2.66
Class Y *		03/01/17	-0.53	-0.48	2.03	3.32
Class Z		08/01/94	-0.63	-0.58	2.01	3.31
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.14	0.15	2.80	4.37
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	12.1
AA rating	37.2
A rating	37.4
BBB rating	3.0
BB rating	5.6
CC rating	0.8
Not rated	3.9
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.40	1,020.55	3.96	4.01	0.81
Class B	1,000.00	1,000.00	988.80	1,016.87	7.61	7.71	1.56
Class C	1,000.00	1,000.00	990.20	1,018.34	6.15	6.24	1.26
Class R4	1,000.00	1,000.00	994.70	1,021.77	2.74	2.78	0.56
Class V (formerly Class T)	1,000.00	1,000.00	992.90	1,021.04	3.47	3.52	0.71
Class Y	1,000.00	1,000.00	1,011.70 (a)	1,022.26	0.72 (a)	2.28	0.46 (a)
Class Z	1,000.00	1,000.00	993.70	1,021.77	2.74	2.78	0.56
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 12.2%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut College Series 2016L
07/01/33	4.000%	500,000	517,470
Connecticut State University Series 2014O
11/01/25	4.000%	2,000,000	2,257,720
Quinnipiac University Series 2016M
07/01/29	5.000%	2,000,000	2,326,540
Yale University Series 2016A-2
07/01/42	2.000%	2,000,000	1,920,060
Revenue Bonds
Fairfield University Series 2008N
07/01/22	5.000%	2,500,000	2,610,475
Sacred Heart University Series 2011G
07/01/20	5.000%	1,190,000	1,291,602
Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	430,000	469,272
Yale University Series 1997T-1
07/01/29	4.700%	3,500,000	3,522,575
Unrefunded Revenue Bonds
Quinnipiac University Series 2008 (NPFGC)
07/01/28	5.000%	1,105,000	1,150,648
Total			16,066,362
Hospital 17.5%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital Series 2012D
07/01/22	5.000%	1,400,000	1,626,436
Hartford Healthcare Series 2014E
07/01/34	5.000%	2,360,000	2,619,128
Health System Catholic East Series 2010
11/15/29	4.750%	3,420,000	3,635,186
Lawrence & Memorial Hospital Series 2011S
07/01/31	5.000%	2,000,000	2,155,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex Hospital Series 2011N
07/01/20	5.000%	1,365,000	1,511,669
Middlesex Hospital Series 2011N
07/01/21	5.000%	1,000,000	1,133,730
Trinity Health Corp. Series 2016
12/01/32	5.000%	2,000,000	2,302,420
Western Connecticut Health Network Series 2011
07/01/19	5.000%	1,760,000	1,887,758
Western Connecticut Health Network Series 2011
07/01/20	5.000%	1,630,000	1,786,513
Yale-New Haven Health Series 2014A
07/01/31	5.000%	2,500,000	2,863,925
Yale-New Haven Hospital Series 2013N
07/01/25	5.000%	300,000	345,909
Unrefunded Revenue Bonds
Hospital for Special Care Series 2007 (AGM)
07/01/20	5.250%	750,000	755,498
Hospital for Special Care Series 2007 (AGM)
07/01/27	5.250%	455,000	458,258
Total			23,082,210
Investor Owned 4.2%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,471,600
Joint Power Authority 0.8%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/27	5.000%	1,000,000	1,119,470
Local General Obligation 21.8%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/31	5.000%	1,350,000	1,510,137
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/21	5.500%	1,125,000	1,292,231

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,422,772
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,251,049
Series 2013A
04/01/26	5.000%	1,810,000	1,825,856
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/26	5.000%	2,000,000	2,504,460
City of New Britain
Unrefunded Unlimited General Obligation Bonds
Series 2016A (BAM)
03/01/25	5.000%	490,000	573,447
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/27	5.000%	1,200,000	1,357,296
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	3,800,000	3,998,588
Series 2015B (BAM)
08/15/27	5.000%	750,000	848,040
City of Waterbury
Unlimited General Obligation Bonds
Lot A Series 2015 (BAM)
08/01/31	5.000%	500,000	567,555
Lot A Series 2015 (BAM)
08/01/32	5.000%	500,000	564,840
Town of Brookfield
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/25	5.000%	325,000	398,642
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,103,070
Series 2008
01/01/22	5.000%	500,000	581,415
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/29	4.000%	450,000	495,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hamden
Unlimited General Obligation Bonds
Series 2014A (BAM)
08/15/23	5.000%	320,000	367,136
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,359,875
Series 2007
07/15/25	4.750%	1,150,000	1,366,039
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	5.000%	2,130,000	2,402,257
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/32	5.000%	600,000	672,282
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	613,605
Series 2009
09/15/21	4.000%	600,000	638,088
Total			28,714,400
Multi-Family 1.6%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance Series 2009
06/01/22	5.000%	1,035,000	1,035,642
Custodial Receipts Energy Performance Series 2009
06/01/23	5.000%	1,085,000	1,085,531
Total			2,121,173
Municipal Power 0.3%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/24	5.000%	315,000	356,807
Prep School 4.0%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,224,557

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loomis Chaffe School Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,057,507
Total			5,282,064
Refunded / Escrowed 5.2%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/23	5.250%	1,325,000	1,523,817
Series 2011A
04/01/24	5.250%	1,325,000	1,523,816
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/25	5.000%	10,000	12,182
Connecticut State Development Authority
Prerefunded 08/15/17 Revenue Bonds
Alzheimers Resource Center, Inc. Project Series 2007
08/15/21	5.400%	500,000	506,635
Revenue Bonds
Alzheimers Resource Center, Inc. Project Series 2007 Escrowed to Maturity
08/15/17	5.200%	165,000	167,127
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/18 Revenue Bonds
Middlesex Hospital Series 2006M (AGM)
07/01/27	4.875%	500,000	523,230
New Haven Solid Waste Authority
Prerefunded 06/01/18 Revenue Bonds
Series 2008
06/01/23	5.125%	1,520,000	1,585,603
Puerto Rico Highways & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/22	5.250%	895,000	1,055,160
Total			6,897,570
Retirement Communities 0.7%
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc. Series 2016
09/01/46	5.000%	1,000,000	955,240
Single Family 2.3%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/45	4.000%	925,000	992,192
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Revenue Bonds
Series 2008B-1
11/15/23	4.750%	2,000,000	2,003,760
Total			2,995,952
Special Non Property Tax 8.3%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,079,227
Transportation Infrastructure Series 2013A
10/01/26	5.000%	2,845,000	3,349,646
Transportation Infrastructure Series 2014A
09/01/25	5.000%	2,500,000	2,972,700
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/31	5.000%	550,000	574,161
Total			10,975,734
Special Property Tax 1.7%
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/22	7.000%	2,016,000	2,183,046
State Appropriated 2.9%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/23	5.000%	2,000,000	2,136,080
Series 2015A
02/15/29	5.000%	1,500,000	1,728,675
Total			3,864,755
State General Obligation 5.2%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation Series 2009-10
06/15/19	5.000%	1,840,000	1,982,048
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/22	5.000%	4,000,000	4,151,120

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	666,786
Total			6,799,954
Water & Sewer 8.9%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/31	5.000%	1,000,000	1,146,380
Series 2016A
11/15/28	4.000%	150,000	165,087
Series 2016A
11/15/29	4.000%	500,000	543,350
Series 2016A
11/15/30	4.000%	400,000	432,732
Series 2016A
11/15/31	4.000%	100,000	107,559
Series 2016A
11/15/32	4.000%	440,000	469,128
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,613,819
20th Series 2007A (NPFGC)
08/01/23	5.250%	500,000	599,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
27th Series 2012
08/01/29	5.000%	2,945,000	3,389,930
29th Series 2014
08/01/25	5.000%	500,000	588,510
32nd Series 2016B
08/01/35	4.000%	1,750,000	1,838,410
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	779,026
Total			11,673,431
Total Municipal Bonds (Cost $123,512,283)			128,559,768

Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(c)	602,282	602,282
Total Money Market Funds (Cost $602,282)		602,282
Total Investments (Cost: $124,114,565)		129,162,050
Other Assets & Liabilities, Net		2,606,064
Net Assets		131,768,114

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $1,986,128 which represents 1.51% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $955,240 which represents 0.72% of net assets.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	128,559,768	—	128,559,768
Money Market Funds	602,282	—	—	602,282
Total Investments	602,282	128,559,768	—	129,162,050
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$124,114,565
Total investments, at cost	124,114,565
Investments, at value
Unaffiliated issuers, at value	129,162,050
Total investments, at value	129,162,050
Cash	1,418,331
Receivable for:
Capital shares sold	61,158
Interest	1,524,140
Expense reimbursement due from Investment Manager	563
Prepaid expenses	304
Trustees’ deferred compensation plan	41,138
Other assets	2,879
Total assets	132,210,563
Liabilities
Payable for:
Capital shares purchased	37,314
Distributions to shareholders	320,466
Management services fees	1,697
Distribution and/or service fees	190
Transfer agent fees	24,673
Compensation of chief compliance officer	9
Other expenses	16,962
Trustees’ deferred compensation plan	41,138
Total liabilities	442,449
Net assets applicable to outstanding capital stock	$131,768,114
Represented by
Paid in capital	126,501,552
Undistributed net investment income	132,182
Accumulated net realized gain	86,895
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	5,047,485
Total - representing net assets applicable to outstanding capital stock	$131,768,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$7,112,128
Shares outstanding	671,436
Net asset value per share	$10.59
Maximum offering price per share(a)	$10.92
Class B
Net assets	$9,743
Shares outstanding	920
Net asset value per share	$10.59
Class C
Net assets	$5,053,985
Shares outstanding	477,173
Net asset value per share	$10.59
Class R4
Net assets	$724,457
Shares outstanding	68,490
Net asset value per share	$10.58
Class V(b)
Net assets	$10,801,996
Shares outstanding	1,021,030
Net asset value per share	$10.58
Maximum offering price per share(c)	$11.11
Class Y
Net assets	$10,062
Shares outstanding	948
Net asset value per share(d)	$10.62
Class Z
Net assets	$108,055,743
Shares outstanding	10,202,869
Net asset value per share	$10.59

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class V.
(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,269
Interest	2,438,900
Total income	2,440,169
Expenses:
Management services fees	325,167
Distribution and/or service fees
Class A	10,226
Class B	48
Class C	26,088
Class V(a)	8,069
Transfer agent fees
Class A	7,476
Class B	8
Class C	4,773
Class R4	774
Class V(a)	9,843
Class Y(b)	1
Class Z	103,653
Compensation of board members	10,881
Custodian fees	1,099
Printing and postage fees	7,898
Registration fees	14,157
Audit fees	15,930
Legal fees	1,940
Compensation of chief compliance officer	35
Other	(34,793)
Total expenses	513,273
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(121,598)
Fees waived by distributor
Class C	(7,832)
Total net expenses	383,843
Net investment income	2,056,326
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	88,401
Net realized gain	88,401
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,613,847)
Net change in unrealized appreciation (depreciation)	(3,613,847)
Net realized and unrealized loss	(3,525,446)
Net decrease in net assets resulting from operations	$(1,469,120)

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(b)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)(a)	Year Ended October 31, 2016
Operations
Net investment income	$2,056,326	$4,557,618
Net realized gain	88,401	590,010
Net change in unrealized appreciation (depreciation)	(3,613,847)	(1,107,943)
Net increase (decrease) in net assets resulting from operations	(1,469,120)	4,039,685
Distributions to shareholders
Net investment income
Class A	(114,335)	(254,935)
Class B	(97)	(2,211)
Class C	(61,258)	(135,716)
Class R4	(13,044)	(40,115)
Class V(b)	(156,173)	(323,350)
Class Y	(50)	—
Class Z	(1,730,378)	(3,784,693)
Net realized gains
Class A	(39,500)	(15,347)
Class B	(37)	(296)
Class C	(21,149)	(12,442)
Class R4	(5,090)	(2,456)
Class V(b)	(42,593)	(22,614)
Class Z	(473,569)	(246,638)
Total distributions to shareholders	(2,657,273)	(4,840,813)
Increase (decrease) in net assets from capital stock activity	(24,850,308)	4,518,949
Total increase (decrease) in net assets	(28,976,701)	3,717,821
Net assets at beginning of period	160,744,815	157,026,994
Net assets at end of period	$131,768,114	$160,744,815
Undistributed net investment income	$132,182	$151,191

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	40,688	429,303	335,086	3,685,920
Distributions reinvested	12,208	128,206	17,757	194,824
Redemptions	(389,900)	(4,097,938)	(85,781)	(941,770)
Net increase (decrease)	(337,004)	(3,540,429)	267,062	2,938,974
Class B
Subscriptions	—	—	54	595
Distributions reinvested	—	—	149	1,637
Redemptions (b)	—	—	(13,452)	(147,724)
Net decrease	—	—	(13,249)	(145,492)
Class C
Subscriptions	14,547	152,672	60,354	663,978
Distributions reinvested	6,683	70,210	10,365	113,665
Redemptions	(72,800)	(765,459)	(144,425)	(1,586,341)
Net decrease	(51,570)	(542,577)	(73,706)	(808,698)
Class R4
Subscriptions	35,645	374,714	20,024	220,112
Distributions reinvested	1,712	17,949	3,856	42,259
Redemptions	(95,739)	(1,002,673)	(14,349)	(156,244)
Net increase (decrease)	(58,382)	(610,010)	9,531	106,127
Class V(c)
Subscriptions	4,939	51,881	4,164	45,651
Distributions reinvested	10,985	115,265	17,230	188,778
Redemptions	(58,258)	(613,709)	(42,757)	(468,961)
Net decrease	(42,334)	(446,563)	(21,363)	(234,532)
Class Y
Subscriptions	948	10,000	—	—
Net increase	948	10,000	—	—
Class Z
Subscriptions	912,982	9,601,661	1,564,355	17,151,989
Distributions reinvested	12,094	127,104	18,857	206,857
Redemptions	(2,796,898)	(29,449,494)	(1,340,711)	(14,696,276)
Net increase (decrease)	(1,871,822)	(19,720,729)	242,501	2,662,570
Total net increase (decrease)	(2,360,164)	(24,850,308)	410,776	4,518,949

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$10.86	0.14	(0.22)	(0.08)	(0.15)	(0.04)
10/31/2016	$10.91	0.29	(0.03)	0.26	(0.29)	(0.02)
10/31/2015	$11.06	0.30	(0.13)	0.17	(0.30)	(0.02)
10/31/2014	$10.85	0.31	0.21	0.52	(0.31)	—
10/31/2013	$11.34	0.29	(0.44)	(0.15)	(0.29)	(0.05)
10/31/2012	$10.97	0.31	0.38	0.69	(0.31)	(0.01)
Class B
4/30/2017 (c)	$10.86	0.10	(0.22)	(0.12)	(0.11)	(0.04)
10/31/2016	$10.91	0.21	(0.03)	0.18	(0.21)	(0.02)
10/31/2015	$11.06	0.22	(0.13)	0.09	(0.22)	(0.02)
10/31/2014	$10.85	0.23	0.20	0.43	(0.22)	—
10/31/2013	$11.34	0.21	(0.44)	(0.23)	(0.21)	(0.05)
10/31/2012	$10.97	0.23	0.38	0.61	(0.23)	(0.01)
Class C
4/30/2017 (c)	$10.86	0.12	(0.23)	(0.11)	(0.12)	(0.04)
10/31/2016	$10.91	0.24	(0.03)	0.21	(0.24)	(0.02)
10/31/2015	$11.06	0.25	(0.13)	0.12	(0.25)	(0.02)
10/31/2014	$10.85	0.26	0.21	0.47	(0.26)	—
10/31/2013	$11.34	0.25	(0.44)	(0.19)	(0.25)	(0.05)
10/31/2012	$10.97	0.27	0.38	0.65	(0.27)	(0.01)
Class R4
4/30/2017 (c)	$10.84	0.16	(0.22)	(0.06)	(0.16)	(0.04)
10/31/2016	$10.90	0.32	(0.04)	0.28	(0.32)	(0.02)
10/31/2015	$11.05	0.33	(0.13)	0.20	(0.33)	(0.02)
10/31/2014	$10.84	0.34	0.21	0.55	(0.34)	—
10/31/2013 (g)	$11.19	0.20	(0.35)	(0.15)	(0.20)	—
Class V(h)
4/30/2017 (c)	$10.85	0.15	(0.23)	(0.08)	(0.15)	(0.04)
10/31/2016	$10.90	0.30	(0.03)	0.27	(0.30)	(0.02)
10/31/2015	$11.05	0.31	(0.12)	0.19	(0.32)	(0.02)
10/31/2014	$10.85	0.32	0.21	0.53	(0.33)	—
10/31/2013	$11.34	0.31	(0.45)	(0.14)	(0.30)	(0.05)
10/31/2012	$10.97	0.32	0.38	0.70	(0.32)	(0.01)
Class Y
4/30/2017 (c),(i)	$10.55	0.05	0.07 (j)	0.12	(0.05)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.19)	$10.59	(0.76%)	0.95% (d),(e)	0.78% (d),(e)	2.74% (d)	0%	$7,112
(0.31)	$10.86	2.40%	0.98%	0.81% (f)	2.64%	12%	$10,952
(0.32)	$10.91	1.60%	0.99%	0.81% (f)	2.76%	6%	$8,090
(0.31)	$11.06	4.83%	0.99%	0.81% (f)	2.81%	12%	$7,711
(0.34)	$10.85	(1.34%)	0.97%	0.80% (f)	2.67%	9%	$9,016
(0.32)	$11.34	6.36%	1.00%	0.79% (f)	2.79%	19%	$8,937

(0.15)	$10.59	(1.12%)	1.69% (d),(e)	1.53% (d),(e)	2.00% (d)	0%	$10
(0.23)	$10.86	1.63%	1.73%	1.56% (f)	1.91%	12%	$10
(0.24)	$10.91	0.84%	1.74%	1.56% (f)	2.02%	6%	$155
(0.22)	$11.06	4.04%	1.73%	1.56% (f)	2.06%	12%	$149
(0.26)	$10.85	(2.08%)	1.72%	1.55% (f)	1.91%	9%	$143
(0.24)	$11.34	5.56%	1.84%	1.54% (f)	2.06%	19%	$197

(0.16)	$10.59	(0.98%)	1.71% (d),(e)	1.23% (d),(e)	2.30% (d)	0%	$5,054
(0.26)	$10.86	1.94%	1.73%	1.26% (f)	2.20%	12%	$5,742
(0.27)	$10.91	1.14%	1.74%	1.26% (f)	2.32%	6%	$6,574
(0.26)	$11.06	4.37%	1.74%	1.24% (f)	2.38%	12%	$6,264
(0.30)	$10.85	(1.74%)	1.72%	1.20% (f)	2.26%	9%	$6,977
(0.28)	$11.34	5.94%	1.74%	1.19% (f)	2.39%	19%	$7,520

(0.20)	$10.58	(0.53%)	0.69% (d),(e)	0.52% (d),(e)	2.98% (d)	0%	$724
(0.34)	$10.84	2.56%	0.73%	0.56% (f)	2.89%	12%	$1,376
(0.35)	$10.90	1.86%	0.74%	0.56% (f)	3.04%	6%	$1,279
(0.34)	$11.05	5.13%	0.74%	0.56% (f)	3.08%	12%	$416
(0.20)	$10.84	(1.36%)	0.62% (d)	0.56% (d),(f)	2.92% (d)	9%	$2

(0.19)	$10.58	(0.71%)	0.86% (d),(e)	0.68% (d),(e)	2.85% (d)	0%	$10,802
(0.32)	$10.85	2.50%	0.88%	0.71% (f)	2.75%	12%	$11,536
(0.34)	$10.90	1.72%	0.89%	0.71% (f)	2.87%	6%	$11,823
(0.33)	$11.05	4.93%	0.89%	0.71% (f)	2.91%	12%	$12,431
(0.35)	$10.85	(1.25%)	0.87%	0.70% (f)	2.76%	9%	$13,287
(0.33)	$11.34	6.47%	0.89%	0.69% (f)	2.89%	19%	$14,903

(0.05)	$10.62	1.17%	0.56% (d)	0.46% (d)	3.12% (d)	0%	$10
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
4/30/2017 (c)	$10.86	0.16	(0.23)	(0.07)	(0.16)	(0.04)
10/31/2016	$10.91	0.32	(0.03)	0.29	(0.32)	(0.02)
10/31/2015	$11.06	0.33	(0.13)	0.20	(0.33)	(0.02)
10/31/2014	$10.85	0.33	0.21	0.54	(0.33)	—
10/31/2013	$11.34	0.32	(0.44)	(0.12)	(0.32)	(0.05)
10/31/2012	$10.97	0.34	0.38	0.72	(0.34)	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class R4	Class V	Class Z
04/30/2017	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(i)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.20)	$10.59	(0.63%)	0.71% (d),(e)	0.53% (d),(e)	2.99% (d)	0%	$108,056
(0.34)	$10.86	2.66%	0.73%	0.56% (f)	2.90%	12%	$131,129
(0.35)	$10.91	1.85%	0.74%	0.56% (f)	3.02%	6%	$129,107
(0.33)	$11.06	5.09%	0.74%	0.56% (f)	3.06%	12%	$137,832
(0.37)	$10.85	(1.10%)	0.72%	0.55% (f)	2.91%	9%	$152,543
(0.35)	$11.34	6.63%	0.74%	0.54% (f)	3.04%	19%	$182,533
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	19

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 3.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
20	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
22	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class B	0.18
Class C	0.18
Class R4	0.18
Class V	0.18
Class Y	0.025
Class Z	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	896
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	0.810%	0.81%
Class B	1.560	1.56
Class C	1.560	1.56
Class R4	0.560	0.56
Class V	0.710	0.71
Class Y	0.455	–
Class Z	0.560	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
124,115,000	5,715,000	(668,000)	5,047,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $0 and $20,497,077, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, one unaffiliated shareholder of record owned 79.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Semiannual Report 2017	27

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Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR131_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia Strategic Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Strategic Income Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic Income Fund   |  Semiannual Report 2017

Columbia Strategic Income Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Co-manager
Managed Fund since 2010
Colin Lundgren, CFA
Co-manager
Managed Fund since 2010
Brian Lavin, CFA
Co-manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/21/77	2.39	6.10	4.20	5.50
	Including sales charges		-2.51	1.08	3.19	4.99
Class B	Excluding sales charges	05/15/92	2.02	5.49	3.43	4.71
	Including sales charges		-2.98	0.49	3.09	4.71
Class C	Excluding sales charges	07/01/97	2.18	5.48	3.50	4.82
	Including sales charges		1.18	4.48	3.50	4.82
Class K *		03/07/11	2.30	6.12	4.28	5.56
Class R *		09/27/10	2.25	5.97	3.95	5.29
Class R4 *		11/08/12	2.38	6.47	4.42	5.61
Class R5 *		03/07/11	2.59	6.56	4.57	5.73
Class T *	Excluding sales charges	09/27/10	2.39	6.28	4.23	5.51
	Including sales charges		-0.12	3.61	3.70	5.24
Class Y *		06/13/13	2.63	6.63	4.56	5.68
Class Z		01/29/99	2.56	6.46	4.46	5.76
Bloomberg Barclays U.S. Aggregate Bond Index			-0.67	0.83	2.27	4.30
BofAML US Cash Pay High Yield Constrained Index			5.48	13.56	6.84	7.33
Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged			-3.13	-5.07	-1.48	2.67
JPMorgan Emerging Markets Bond Index — Global			2.65	8.52	5.22	6.99
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com/us or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Columbia Strategic Income Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
The BofAML US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.
The Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at April 30, 2017)
Asset-Backed Securities — Non-Agency	5.6
Commercial Mortgage-Backed Securities - Non-Agency	3.3
Common Stocks	0.1
Corporate Bonds & Notes	43.2
Foreign Government Obligations	10.0
Inflation-Indexed Bonds	2.2
Money Market Funds	5.6
Residential Mortgage-Backed Securities - Agency	5.8
Residential Mortgage-Backed Securities - Non-Agency	16.6
Senior Loans	7.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at April 30, 2017)
AAA rating	8.4
AA rating	0.9
A rating	3.8
BBB rating	23.3
BB rating	19.1
B rating	19.4
CCC rating	4.8
CC rating	0.1
Not rated	20.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic Income Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.90	1,019.76	4.81	4.80	0.97
Class B	1,000.00	1,000.00	1,020.20	1,016.09	8.52	8.50	1.72
Class C	1,000.00	1,000.00	1,021.80	1,016.09	8.53	8.50	1.72
Class K	1,000.00	1,000.00	1,023.00	1,020.06	4.51	4.51	0.91
Class R	1,000.00	1,000.00	1,022.50	1,018.49	6.10	6.09	1.23
Class R4	1,000.00	1,000.00	1,023.80	1,020.94	3.62	3.62	0.73
Class R5	1,000.00	1,000.00	1,025.90	1,021.28	3.28	3.27	0.66
Class T (formerly Class W)	1,000.00	1,000.00	1,023.90	1,019.81	4.76	4.75	0.96
Class Y	1,000.00	1,000.00	1,026.30	1,021.48	3.08	3.07	0.62
Class Z	1,000.00	1,000.00	1,025.60	1,020.94	3.63	3.62	0.73
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Strategic Income Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avery Point VII CLO Ltd.(a),(b)
01/15/28	7.758%	2,200,000	2,210,608
Conn Funding II LP(a)
Series 2017-A Class A
05/15/20	2.730%	12,200,000	12,200,000
Series 2017-A Class B
05/15/20	5.110%	15,000,000	15,000,000
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	148,483	148,627
Series 2016-B Class B
03/15/19	7.340%	25,000,000	25,614,207
Subordinated, Series 2016-A Class B
08/15/18	8.960%	4,000,000	4,037,603
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
10/15/28	8.698%	10,500,000	10,699,658
FNA Trust(a)
Series 2015-1 Class A
12/10/23	3.240%	1,559,073	1,550,403
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/24	2.827%	18,000,000	18,027,225
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class E
04/15/27	9.008%	2,000,000	2,013,654
OZLM XIV Ltd.(a),(b)
Series 2015-14A Class C
01/15/29	5.508%	4,750,000	4,781,516
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/25	3.090%	5,500,727	5,510,529
Series 2016-3 Class A
12/26/25	3.050%	10,679,704	10,687,261
SoFi Professional Loan Program LLC(a),(c),(d),(e)
Series 2015-D Class RC
10/26/37	0.000%	25	18,666,667
Series 2016-A Class RIO
01/25/38	0.000%	20	8,600,000
Series 2016-A Class RPO
01/25/38	0.000%	20	14,200,000
Series 2016-B Class RC
04/25/37	0.000%	5	3,025,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/26	3.280%	9,121,975	9,157,548
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2016-2A Class D
07/19/28	7.975%	10,580,000	10,603,943
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class E
07/20/28	8.356%	10,000,000	10,155,340
Total Asset-Backed Securities — Non-Agency (Cost $177,698,167)			186,889,789

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/26	4.494%	11,687,195	11,691,519
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	5.483%	4,500,000	4,492,647
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.333%	37,590,000	29,384,370
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	9,700,000	9,735,303
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
12/17/31	3.994%	6,500,000	6,499,983
Series 2015-SFR3 Class E
08/17/32	4.744%	3,000,000	3,046,281
Series 2015-SFR3 Class F
08/17/32	5.744%	18,500,000	18,837,394
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMB
08/15/45	5.949%	11,800,000	11,879,261
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/24	6.000%	4,602,234	4,602,233
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	11,650,000	11,644,995
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $110,439,898)			111,813,986

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Delphi Automotive PLC	1,315	105,726

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Common Stocks —%
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
UTGR, Inc.(f)	4,731	384,394
Media —%
Cengage Learning, Inc.(f)	7,982	83,811
Tribune Media Co.	1,338	48,917
tronc, Inc.(f)	198	2,839
Total		135,567
Total Consumer Discretionary		625,687
Financials —%
Capital Markets —%
RCS Capital Corp.(f)	5,448	74,910
Total Financials		74,910
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	322,597
Metals & Mining —%
Aleris International, Inc.(f)	3,721	111,630
Total Materials		434,227
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(f)	478	12,165
Total Telecommunication Services		12,165
Utilities —%
Independent Power and Renewable Electricity Producers —%
Samson Resources(f)	22,248	367,092
Templar Energy LLC(f)	24,262	192,580
Vistra Energy Corp	21,925	328,327
Total		887,999
Total Utilities		887,999
Total Common Stocks (Cost $1,709,581)		2,034,988

Corporate Bonds & Notes(g) 43.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
12/01/21	8.750%	1,629,000	1,812,262
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
L-3 Communications Corp.
05/28/24	3.950%		7,855,000	8,149,319
TransDigm, Inc.
07/15/24	6.500%		5,367,000	5,514,592
05/15/25	6.500%		1,475,000	1,508,188
06/15/26	6.375%		333,000	335,498
TransDigm, Inc.(a)
05/15/25	6.500%		1,324,000	1,353,790
Total				18,673,649
Automotive 0.1%
Eagle Holding Co., II LLC PIK(a),(h)
05/15/22	7.625%		420,000	427,636
Gates Global LLC/Co.(a)
07/15/22	6.000%		2,949,000	2,963,745
IHO Verwaltungs GmbH PIK(a)
09/15/23	4.500%		500,000	500,000
09/15/26	4.750%		987,000	977,130
Total				4,868,511
Banking 1.1%
Agromercantil Senior Trust(a)
04/10/19	6.250%		1,295,000	1,330,030
Ally Financial, Inc.
11/01/31	8.000%		3,888,000	4,626,720
Banco de Bogota SA(a)
Subordinated
05/12/26	6.250%		2,500,000	2,662,670
Banco de Credito del Peru(a),(b)
Subordinated
10/15/22	7.170%	PEN	2,000,000	601,464
Banco Mercantil del Norte SA(a),(b)
Subordinated
10/04/31	5.750%		2,400,000	2,356,800
Bank of America Corp.(b)
01/20/28	3.824%		7,615,000	7,671,389
BBVA Bancomer SA(a),(b)
Subordinated
11/12/29	5.350%		1,198,000	1,168,179
Citigroup, Inc.
05/01/26	3.400%		6,995,000	6,902,114
Industrial Senior Trust(a)
11/01/22	5.500%		1,000,000	1,013,750
Popular, Inc.
07/01/19	7.000%		714,000	742,560
Wells Fargo & Co.
10/23/26	3.000%		6,000,000	5,785,482
Total				34,861,158

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
NPF Corp.(a)
07/15/21	9.000%	462,000	488,565
Building Materials 0.6%
Allegion PLC
09/15/23	5.875%	685,000	731,238
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,646,000	1,716,984
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	3,171,000	3,369,187
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,060,000	2,219,650
Cementos Pacasmayo SAA(a)
02/08/23	4.500%	650,000	663,000
Cemex SAB de CV(a)
04/16/26	7.750%	3,950,000	4,488,385
Elementia SAB de CV(a)
01/15/25	5.500%	2,000,000	2,030,000
Gibraltar Industries, Inc.
02/01/21	6.250%	723,000	747,943
HD Supply, Inc.(a)
04/15/24	5.750%	862,000	915,875
Union Andina de Cementos SAA(a)
10/30/21	5.875%	676,000	704,730
US Concrete, Inc.(a)
06/01/24	6.375%	1,080,000	1,128,600
Total			18,715,592
Cable and Satellite 3.2%
Altice US Finance I Corp.(a)
07/15/23	5.375%	4,057,000	4,234,494
05/15/26	5.500%	5,305,000	5,484,044
CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	1,453,000	1,556,526
05/01/25	5.375%	1,568,000	1,634,640
02/15/26	5.750%	3,586,000	3,808,977
05/01/26	5.500%	80,000	83,950
05/01/27	5.125%	1,932,000	1,970,640
05/01/27	5.875%	766,000	814,833
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	1,042,000	1,073,916
12/15/21	5.125%	1,569,000	1,604,303
07/15/25	7.750%	942,000	1,050,330
CSC Holdings LLC(a)
01/15/23	10.125%	828,000	960,480
10/15/25	6.625%	6,387,000	6,977,797
10/15/25	10.875%	2,508,000	3,012,735
04/15/27	5.500%	832,000	860,080
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/24	5.875%	5,215,000	5,475,750
07/01/26	7.750%	4,522,000	5,296,392
NBCUniversal Media LLC
01/15/43	4.450%	990,000	1,004,804
Quebecor Media, Inc.
01/15/23	5.750%	4,930,000	5,188,825
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	835,000	832,913
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	2,209,000	2,264,225
07/15/26	5.375%	733,000	751,325
Sky PLC(a)
11/26/22	3.125%	16,821,000	16,872,893
09/16/24	3.750%	10,920,000	11,125,787
Unitymedia GmbH(a)
01/15/25	6.125%	796,000	849,818
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	790,000	820,613
01/15/25	5.000%	3,781,000	3,925,207
Videotron Ltd./Ltee(a)
04/15/27	5.125%	565,000	576,131
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	8,162,000	8,264,025
Ziggo Secured Finance BV(a)
01/15/27	5.500%	5,821,000	5,966,700
Total			104,343,153
Chemicals 1.0%
Angus Chemical Co.(a)
02/15/23	8.750%	1,488,000	1,547,520
Atotech USA, Inc.(a)
02/01/25	6.250%	2,146,000	2,178,190
Axalta Coating Systems LLC(a)
08/15/24	4.875%	1,475,000	1,527,540
Chemours Co. (The)
05/15/23	6.625%	1,541,000	1,648,870
05/15/25	7.000%	1,830,000	2,010,712
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	1,324,000	1,396,820
Equate Petrochemical BV(a)
11/03/26	4.250%	1,900,000	1,936,930
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,177,139
INEOS Group Holdings SA(a)
08/01/24	5.625%	2,678,000	2,724,865
Koppers, Inc.(a)
02/15/25	6.000%	597,000	625,358

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LYB International Finance BV
03/15/44	4.875%	4,790,000	4,959,216
Mexichem SAB de CV(a)
09/17/44	5.875%	1,200,000	1,187,400
Platform Specialty Products Corp.(a)
05/01/21	10.375%	739,000	823,061
02/01/22	6.500%	906,000	928,650
PQ Corp.(a)
11/15/22	6.750%	5,633,000	6,069,557
SPCM SA(a)
09/15/25	4.875%	1,262,000	1,276,198
Total			33,018,026
Construction Machinery 0.2%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	527,000	544,128
United Rentals North America, Inc.
09/15/26	5.875%	4,333,000	4,571,315
05/15/27	5.500%	1,706,000	1,755,047
Total			6,870,490
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/19	6.375%	676,000	699,660
12/01/20	8.750%	3,780,000	3,917,025
12/01/22	7.875%	3,814,000	4,157,260
APX Group, Inc.(a)
12/01/22	7.875%	1,696,000	1,848,640
Carlson Travel, Inc.(a)
12/15/23	6.750%	1,315,000	1,358,553
IHS Markit Ltd.(a)
11/01/22	5.000%	2,302,000	2,460,263
02/15/25	4.750%	2,397,000	2,507,861
Interval Acquisition Corp.
04/15/23	5.625%	4,119,000	4,242,570
Total			21,191,832
Consumer Products 0.3%
American Greetings Corp.(a)
02/15/25	7.875%	255,000	272,213
Prestige Brands, Inc.(a)
03/01/24	6.375%	1,744,000	1,866,080
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	1,598,000	1,707,862
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	553,000	568,208
Spectrum Brands, Inc.
07/15/25	5.750%	1,409,000	1,510,321
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springs Industries, Inc.
06/01/21	6.250%	2,499,000	2,573,970
Tempur Sealy International, Inc.
10/15/23	5.625%	2,121,000	2,167,662
Valvoline, Inc.(a)
07/15/24	5.500%	314,000	332,055
Total			10,998,371
Diversified Manufacturing 0.2%
Entegris, Inc.(a)
04/01/22	6.000%	1,983,000	2,067,277
SPX FLOW, Inc.(a)
08/15/24	5.625%	526,000	532,575
08/15/26	5.875%	1,942,000	1,966,275
WESCO Distribution, Inc.
06/15/24	5.375%	852,000	875,430
Zekelman Industries, Inc.(a)
06/15/23	9.875%	1,862,000	2,104,060
Total			7,545,617
Electric 4.9%
AES Corp. (The)
05/15/26	6.000%	1,179,000	1,243,845
Appalachian Power Co.
06/01/45	4.450%	7,010,000	7,326,964
Calpine Corp.(a)
01/15/24	5.875%	2,175,000	2,283,750
06/01/26	5.250%	2,690,000	2,703,450
CMS Energy Corp.
03/01/24	3.875%	7,500,000	7,788,390
02/15/27	2.950%	5,675,000	5,413,672
03/31/43	4.700%	6,629,000	6,866,239
DTE Energy Co.
06/01/24	3.500%	6,660,000	6,740,839
10/01/26	2.850%	27,095,000	25,604,938
Duke Energy Carolinas LLC
03/15/46	3.875%	1,600,000	1,580,512
Duke Energy Corp.
10/15/23	3.950%	9,115,000	9,626,926
04/15/24	3.750%	949,000	986,925
09/01/46	3.750%	8,340,000	7,639,357
Dynegy, Inc.
11/01/24	7.625%	710,000	649,650
Emera US Finance LP
06/15/46	4.750%	11,095,000	11,266,318
Energuate Trust(a),(h)
05/03/27	5.875%	1,000,000	1,015,950

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
03/15/23	6.625%	770,000	781,550
05/01/24	6.250%	896,000	892,864
05/15/26	7.250%	484,000	494,890
01/15/27	6.625%	4,947,000	4,897,530
NRG Yield Operating LLC
08/15/24	5.375%	4,650,000	4,754,625
NRG Yield Operating LLC(a)
09/15/26	5.000%	1,765,000	1,729,700
Pacific Gas & Electric Co.
02/15/44	4.750%	4,800,000	5,328,211
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	3,103,000	3,184,454
PPL Capital Funding, Inc.
06/01/23	3.400%	10,255,000	10,477,656
03/15/24	3.950%	7,750,000	8,067,742
Progress Energy, Inc.
04/01/22	3.150%	8,094,000	8,241,877
Southern Co. (The)
07/01/46	4.400%	14,095,000	14,022,326
Total			161,611,150
Finance Companies 0.8%
Aircastle Ltd.
02/15/22	5.500%	862,000	933,460
04/01/23	5.000%	702,000	749,385
iStar, Inc.
04/01/22	6.000%	1,394,000	1,428,850
Navient Corp.
07/26/21	6.625%	1,775,000	1,879,281
01/25/22	7.250%	1,039,000	1,106,535
06/15/22	6.500%	969,000	1,001,704
03/25/24	6.125%	1,599,000	1,583,010
10/25/24	5.875%	1,278,000	1,242,855
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	2,017,000	2,117,850
12/15/21	7.250%	2,660,000	2,766,693
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	799,000	843,944
02/15/24	5.500%	799,000	844,942
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	5,926,000	6,074,150
Quicken Loans, Inc.(a)
05/01/25	5.750%	2,789,000	2,816,890
Total			25,389,549
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	22,895,000	23,330,715
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aramark Services, Inc.
01/15/24	5.125%	799,000	842,945
B&G Foods, Inc.
04/01/25	5.250%	1,126,000	1,152,776
Chobani LLC/Finance Corp., Inc.(a)
04/15/25	7.500%	1,583,000	1,632,469
ConAgra Foods, Inc.
09/15/22	3.250%	3,130,000	3,165,497
01/25/23	3.200%	5,148,000	5,215,465
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	1,658,000	1,687,015
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	4,932,000	4,803,284
Kernel Holding SA(a)
01/31/22	8.750%	2,950,000	3,137,549
Kraft Heinz Foods Co.
06/01/46	4.375%	8,595,000	8,177,601
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	727,000	750,627
11/01/26	4.875%	1,212,000	1,249,875
MARB BondCo PLC(a)
03/15/24	7.000%	2,700,000	2,730,240
MHP SA(a)
04/02/20	8.250%	2,333,000	2,429,236
Molson Coors Brewing Co.
07/15/26	3.000%	2,965,000	2,846,483
05/01/42	5.000%	5,147,000	5,486,882
07/15/46	4.200%	1,688,000	1,596,563
Mondelez International, Inc.(a)
10/28/19	1.625%	9,780,000	9,620,019
Post Holdings, Inc.(a)
03/01/25	5.500%	742,000	775,390
08/15/26	5.000%	3,107,000	3,091,465
03/01/27	5.750%	2,782,000	2,889,802
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,988,000	2,221,590
Total			88,833,488
Gaming 1.3%
Boyd Gaming Corp.
05/15/23	6.875%	980,000	1,054,725
04/01/26	6.375%	2,849,000	3,069,797
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,336,000	1,409,480
International Game Technology PLC(a)
02/15/22	6.250%	1,963,000	2,139,670
02/15/25	6.500%	4,512,000	4,940,640

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Isle of Capri Casinos LLC(a)
04/01/25	6.000%	1,930,000	1,995,138
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	2,230,000	2,330,350
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	899,000	969,796
09/01/26	4.500%	873,000	869,726
MGM Resorts International
03/01/18	11.375%	3,045,000	3,288,600
12/15/21	6.625%	2,043,000	2,293,267
Penn National Gaming, Inc.(a)
01/15/27	5.625%	527,000	530,953
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	590,000	596,390
Scientific Games International, Inc.(a)
01/01/22	7.000%	6,075,000	6,504,016
Scientific Games International, Inc.
12/01/22	10.000%	3,541,000	3,841,985
Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	945,000	963,900
10/01/20	7.804%	1,400,000	1,444,646
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	3,303,000	3,366,418
Tunica-Biloxi Gaming Authority(a),(i)
11/15/16	0.000%	2,397,000	838,950
Total			42,448,447
Health Care 2.1%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	524,000	529,895
03/01/24	6.500%	2,077,000	2,201,620
Amsurg Corp.
07/15/22	5.625%	1,400,000	1,444,310
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	3,071,000	3,151,614
CHS/Community Health Systems, Inc.
02/01/22	6.875%	1,771,000	1,465,503
03/31/23	6.250%	3,313,000	3,370,977
DaVita, Inc.
05/01/25	5.000%	4,269,000	4,301,017
Envision Healthcare Corp.(a)
12/01/24	6.250%	634,000	667,285
Express Scripts Holding Co.
07/15/46	4.800%	3,475,000	3,378,006
Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	1,960,000	2,148,650
Fresenius Medical Care US Finance II, Inc.(a)
10/15/24	4.750%	1,465,000	1,497,962
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/20	6.500%	2,296,000	2,519,998
02/15/22	7.500%	3,328,000	3,828,531
04/15/25	5.250%	4,188,000	4,500,802
02/15/27	4.500%	5,235,000	5,284,680
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	1,112,000	1,125,900
Hologic, Inc.(a)
07/15/22	5.250%	1,697,000	1,788,214
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	2,537,000	2,705,076
MEDNAX, Inc.(a)
12/01/23	5.250%	1,078,000	1,102,255
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	2,986,000	3,209,950
Quintiles IMS, Inc.(a)
05/15/23	4.875%	1,308,000	1,343,970
10/15/26	5.000%	2,656,000	2,709,120
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	2,051,000	2,112,530
Team Health Holdings, Inc.(a)
02/01/25	6.375%	1,506,000	1,457,055
Teleflex, Inc.
06/01/26	4.875%	539,000	547,085
Tenet Healthcare Corp.
04/01/21	4.500%	4,045,000	4,039,944
04/01/22	8.125%	1,535,000	1,558,025
06/15/23	6.750%	761,000	726,755
Tenet Healthcare Corp.(a)
01/01/22	7.500%	2,178,000	2,330,460
Universal Health Services, Inc.(a)
06/01/26	5.000%	3,040,000	3,132,203
Total			70,179,392
Healthcare Insurance 0.4%
Centene Corp.
02/15/24	6.125%	3,126,000	3,368,265
01/15/25	4.750%	4,847,000	4,925,764
Molina Healthcare, Inc.
11/15/22	5.375%	733,000	765,985
WellCare Health Plans, Inc.
04/01/25	5.250%	2,627,000	2,732,080
Total			11,792,094
Home Construction 0.2%
CalAtlantic Group, Inc.
11/15/24	5.875%	1,191,000	1,280,325
06/01/26	5.250%	601,000	617,528

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lennar Corp.
04/30/24	4.500%	2,127,000	2,148,270
Meritage Homes Corp.
04/01/22	7.000%	1,368,000	1,552,680
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/23	5.875%	1,265,000	1,347,225
03/01/24	5.625%	695,000	734,962
Total			7,680,990
Independent Energy 3.0%
Anadarko Petroleum Corp.
07/15/44	4.500%	1,040,000	1,002,116
Callon Petroleum Co.(a)
10/01/24	6.125%	961,000	1,006,648
Canadian Natural Resources Ltd.
02/01/35	5.850%	995,000	1,088,775
03/15/38	6.250%	6,491,000	7,368,382
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	7,199,000	7,252,992
Chesapeake Energy Corp.(a)
01/15/25	8.000%	2,326,000	2,299,832
Continental Resources, Inc.
09/15/22	5.000%	3,413,000	3,442,864
06/01/24	3.800%	834,000	783,960
CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	1,276,000	1,317,470
02/15/23	7.750%	5,362,000	5,737,340
Diamondback Energy, Inc.(a)
11/01/24	4.750%	533,000	534,333
05/31/25	5.375%	3,049,000	3,155,715
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	4,622,000	4,841,545
Halcon Resources Corp.(a)
02/15/25	6.750%	1,989,000	1,909,440
Kosmos Energy Ltd.(a)
08/01/21	7.875%	1,808,000	1,853,200
08/01/21	7.875%	1,150,000	1,173,000
Laredo Petroleum, Inc.
05/01/22	7.375%	2,834,000	2,943,817
03/15/23	6.250%	6,647,000	6,713,470
MEG Energy Corp.(a)
01/15/25	6.500%	1,149,000	1,134,638
Newfield Exploration Co.
07/01/24	5.625%	1,754,000	1,853,768
Noble Energy, Inc.
11/15/43	5.250%	2,725,000	2,850,759
Oasis Petroleum, Inc.
01/15/23	6.875%	229,000	231,290
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	1,271,000	1,344,083
01/15/25	5.375%	2,485,000	2,509,850
08/15/25	5.250%	2,621,000	2,640,657
PDC Energy, Inc.(a)
09/15/24	6.125%	3,038,000	3,113,950
RSP Permian, Inc.(a)
01/15/25	5.250%	7,119,000	7,225,785
SM Energy Co.
06/01/25	5.625%	642,000	613,110
09/15/26	6.750%	5,427,000	5,467,702
Whiting Petroleum Corp.
03/15/21	5.750%	2,914,000	2,899,430
04/01/23	6.250%	1,494,000	1,494,000
Woodside Finance Ltd.(a)
03/05/25	3.650%	4,710,000	4,661,251
WPX Energy, Inc.
01/15/22	6.000%	7,382,000	7,492,730
Total			99,957,902
Integrated Energy 0.4%
Cenovus Energy, Inc.
09/15/42	4.450%	3,943,000	3,404,560
09/15/43	5.200%	8,345,000	7,928,835
Lukoil International Finance BV(a)
11/02/26	4.750%	2,400,000	2,456,760
Total			13,790,155
Leisure 0.2%
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	764,000	780,235
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/27	5.375%	1,655,000	1,710,691
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	1,638,000	1,650,285
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	1,317,000	1,399,312
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	1,880,000	1,992,800
Total			7,533,323
Life Insurance 2.4%
Five Corners Funding Trust(a)
11/15/23	4.419%	22,756,000	24,456,192
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/64	4.875%	6,595,000	6,903,666

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
09/15/23	4.368%	2,795,000	3,033,452
03/01/45	4.050%	9,740,000	9,601,361
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	22,118,000	22,429,289
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	9,550,000	10,497,045
Voya Financial, Inc.
06/15/46	4.800%	1,475,000	1,493,248
Total			78,414,253
Lodging 0.3%
Grupo Posadas SAB de CV(a)
06/30/22	7.875%	2,650,000	2,739,437
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	1,630,000	1,642,225
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	775,000	825,375
Playa Resorts Holding BV(a)
08/15/20	8.000%	3,431,000	3,606,839
Total			8,813,876
Media and Entertainment 1.9%
21st Century Fox America, Inc.
09/15/44	4.750%	8,832,000	8,989,634
AMC Networks, Inc.
04/01/24	5.000%	2,125,000	2,152,944
CBS Radio, Inc.(a)
11/01/24	7.250%	443,000	481,763
Match Group, Inc.
06/01/24	6.375%	2,214,000	2,410,492
MDC Partners, Inc.(a)
05/01/24	6.500%	4,376,000	4,266,600
Netflix, Inc.
02/15/25	5.875%	5,458,000	5,921,930
Netflix, Inc.(a)
11/15/26	4.375%	4,091,000	4,029,635
Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	922,000	948,507
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	2,622,000	2,625,277
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	1,738,000	1,820,555
03/15/25	5.875%	3,510,000	3,711,825
Scripps Networks Interactive, Inc.
11/15/24	3.900%	7,245,000	7,399,058
06/15/25	3.950%	7,400,000	7,598,956
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thomson Reuters Corp.
05/23/43	4.500%	7,915,000	7,551,836
Univision Communications, Inc.(a)
02/15/25	5.125%	2,939,000	2,927,979
Total			62,836,991
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/24	6.750%	876,000	958,344
09/30/26	7.000%	694,000	766,870
Constellium NV(a)
05/15/24	5.750%	3,342,000	3,133,125
03/01/25	6.625%	1,472,000	1,449,920
First Quantum Minerals Ltd.(a)
04/01/25	7.500%	1,562,000	1,593,240
Freeport-McMoRan, Inc.
03/01/22	3.550%	790,000	742,600
03/15/23	3.875%	1,818,000	1,686,195
11/14/24	4.550%	4,139,000	3,888,590
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	1,200,000	1,280,160
HudBay Minerals, Inc.(a)
01/15/23	7.250%	506,000	538,258
01/15/25	7.625%	1,496,000	1,602,590
Noranda Aluminum Acquisition Corp. PIK(a),(d)
10/20/20	10.000%	8,524	298
Novelis Corp.(a)
08/15/24	6.250%	910,000	957,775
09/30/26	5.875%	4,288,000	4,405,920
Teck Resources Ltd.(a)
06/01/24	8.500%	668,000	774,045
Teck Resources Ltd.
07/15/41	6.250%	5,626,000	5,963,560
Total			29,741,490
Midstream 3.3%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	2,597,000	3,042,326
Energy Transfer Equity LP
06/01/27	5.500%	7,483,000	8,044,225
Enterprise Products Operating LLC
02/15/45	5.100%	6,635,000	7,096,186
05/15/46	4.900%	3,310,000	3,461,886
Kinder Morgan Energy Partners LP
11/01/42	4.700%	2,335,000	2,192,355
03/01/43	5.000%	20,788,000	20,271,979
Kinder Morgan, Inc.
02/15/46	5.050%	695,000	691,573

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/27	5.625%	1,679,000	1,731,519
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	5,197,000	5,245,852
06/15/44	4.700%	18,390,000	17,079,731
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,822,188
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	731,000	734,655
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,634,000	2,607,660
03/15/24	6.750%	3,045,000	3,319,050
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	3,864,000	4,037,880
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	1,630,000	1,748,175
05/01/24	6.375%	1,023,000	1,117,627
01/15/25	5.250%	3,164,000	3,357,795
Williams Companies, Inc. (The)
01/15/23	3.700%	809,000	796,865
06/24/24	4.550%	9,419,000	9,642,701
Williams Partners LP
09/15/45	5.100%	11,459,000	11,687,745
Total			109,729,973
Natural Gas 0.6%
NiSource Finance Corp.
02/15/43	5.250%	3,620,000	4,002,895
Sempra Energy
12/01/23	4.050%	8,695,000	9,175,929
06/15/24	3.550%	6,059,000	6,200,259
Total			19,379,083
Oil Field Services 0.3%
Nabors Industries, Inc.(a)
01/15/23	5.500%	365,000	369,106
Precision Drilling Corp.(a)
12/15/23	7.750%	178,000	188,680
SESI LLC
12/15/21	7.125%	387,000	390,870
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	525,000	528,938
Weatherford International Ltd.
06/15/21	7.750%	1,596,000	1,701,735
06/15/23	8.250%	2,607,000	2,825,336
08/01/36	6.500%	765,000	722,925
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.(a)
02/15/24	9.875%	2,162,000	2,518,730
Total			9,246,320
Other Financial Institutions 0.0%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	897,655
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
05/01/25	5.125%	271,000	275,745
CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,655,000	1,782,541
Total			2,058,286
Other REIT 0.0%
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	697,000	716,167
03/15/27	5.375%	696,000	716,880
Total			1,433,047
Packaging 0.8%
ARD Finance SA PIK(a)
09/15/23	7.125%	1,208,000	1,253,300
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	2,355,000	2,564,006
02/15/25	6.000%	5,086,000	5,257,652
Berry Plastics Corp.
10/15/22	6.000%	795,000	844,688
07/15/23	5.125%	4,020,000	4,179,594
Novolex (a)
01/15/25	6.875%	654,000	673,620
Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	1,527,000	1,633,890
08/15/25	6.375%	1,801,000	1,958,588
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	2,600,000	2,671,500
Reynolds Group Issuer, Inc./LLC(a)
07/15/23	5.125%	2,299,000	2,396,708
07/15/24	7.000%	3,073,000	3,307,316
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	719,000	740,649
Total			27,481,511
Pharmaceuticals 0.9%
Actavis Funding
03/15/45	4.750%	4,595,000	4,679,966
Amgen Inc.
06/15/51	4.663%	4,060,000	4,090,340

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capsugel SA(a)
PIK
05/15/19	7.000%	474,000	474,000
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	1,750,000	1,477,875
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	2,774,000	2,891,895
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	1,279,000	1,163,890
Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	2,712,000	2,332,320
07/15/21	7.500%	3,913,000	3,238,008
03/15/22	6.500%	675,000	691,031
05/15/23	5.875%	5,582,000	4,123,702
03/15/24	7.000%	3,059,000	3,120,180
04/15/25	6.125%	1,026,000	757,445
Total			29,040,652
Property & Casualty 1.1%
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	145,000	154,806
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/19	8.125%	480,000	482,400
HUB International Ltd.(a)
10/01/21	7.875%	7,256,000	7,601,748
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	10,370,000	11,038,067
08/01/44	4.850%	3,460,000	3,568,810
Loews Corp.
04/01/26	3.750%	11,415,000	11,815,575
Total			34,661,406
Railroads 0.5%
CSX Corp.
11/01/46	3.800%	11,895,000	11,184,785
Panama Canal Railway Co.(a)
11/01/26	7.000%	486,330	483,898
Union Pacific Corp.
04/15/47	4.000%	4,285,000	4,291,998
Total			15,960,681
Restaurants 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	1,115,000	1,142,875
McDonald’s Corp.
12/09/45	4.875%	7,351,000	7,917,674
Total			9,060,549
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	2,662,000	2,748,515
CVS Health Corp.
06/01/26	2.875%	8,285,000	7,988,654
Group 1 Automotive, Inc.
06/01/22	5.000%	828,000	838,350
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	2,032,000	2,047,240
L Brands, Inc.
11/01/35	6.875%	1,525,000	1,503,650
Penske Automotive Group, Inc.
12/01/24	5.375%	1,605,000	1,617,037
05/15/26	5.500%	1,071,000	1,065,645
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	1,004,000	1,084,320
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	532,000	549,290
Total			19,442,701
Supermarkets 0.1%
Cencosud SA(a)
02/12/45	6.625%	2,000,000	2,096,477
Supranational 0.0%
Corporación Andina de Fomento
06/15/22	4.375%	1,150,000	1,237,550
Technology 1.3%
Camelot Finance SA(a)
10/15/24	7.875%	1,121,000	1,202,272
Equinix, Inc.
04/01/23	5.375%	580,000	603,925
01/15/26	5.875%	4,604,000	4,960,810
05/15/27	5.375%	1,898,000	1,983,011
First Data Corp.(a)
12/01/23	7.000%	6,969,000	7,472,162
01/15/24	5.750%	2,385,000	2,474,437
Gartner, Inc.(a)
04/01/25	5.125%	3,384,000	3,502,440
Infor US, Inc.(a)
08/15/20	5.750%	373,000	389,319
Informatica LLC(a)
07/15/23	7.125%	1,165,000	1,146,069
MSCI, Inc.(a)
08/15/25	5.750%	1,566,000	1,687,365

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PTC, Inc.
05/15/24	6.000%		2,399,000	2,566,930
Qualitytech LP/Finance Corp.
08/01/22	5.875%		3,443,000	3,546,290
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%		815,000	882,238
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%		2,100,000	2,396,625
Symantec Corp.(a)
04/15/25	5.000%		3,050,000	3,152,937
Tempo Acquisition LLC/Finance Corp.(a),(h)
06/01/25	6.750%		969,000	995,648
VeriSign, Inc.
05/01/23	4.625%		1,734,000	1,774,749
04/01/25	5.250%		2,495,000	2,610,394
Total				43,347,621
Transportation Services 1.1%
ACI Airport SudAmerica SA(a)
11/29/32	6.875%		1,689,375	1,676,705
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%		2,318,000	2,184,715
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/35	5.950%	MXN	34,498,470	1,754,661
ERAC U.S.A. Finance LLC(a)
12/01/26	3.300%		9,780,000	9,487,197
02/15/45	4.500%		11,606,000	11,070,163
FedEx Corp.
04/01/46	4.550%		5,000,000	5,051,285
Hertz Corp. (The)(a)
10/15/24	5.500%		2,474,000	2,133,825
Mexico City Airport Trust(a)
10/31/26	4.250%		1,500,000	1,515,000
Total				34,873,551
Wireless 1.7%
Comcel Trust(a)
02/06/24	6.875%		1,750,000	1,854,615
SBA Communications Corp.(a)
09/01/24	4.875%		8,706,000	8,782,177
SFR Group SA(a)
05/15/22	6.000%		2,353,000	2,453,003
05/15/24	6.250%		2,566,000	2,655,810
05/01/26	7.375%		4,000,000	4,205,000
Sprint Capital Corp.
11/15/28	6.875%		820,000	887,650
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
03/01/20	7.000%	6,100,000	6,664,250
Sprint Corp.
09/15/23	7.875%	3,186,000	3,576,285
06/15/24	7.125%	1,762,000	1,921,690
02/15/25	7.625%	6,740,000	7,523,525
T-Mobile USA, Inc.
01/15/26	6.500%	7,774,000	8,619,423
Wind Acquisition Finance SA(a)
07/15/20	4.750%	5,808,000	5,895,120
04/23/21	7.375%	763,000	793,520
Total			55,832,068
Wirelines 1.7%
AT&T, Inc.
06/15/45	4.350%	18,935,000	16,803,638
CenturyLink, Inc.
04/01/24	7.500%	4,831,000	5,248,930
Frontier Communications Corp.
07/01/21	9.250%	937,000	955,937
04/15/22	8.750%	953,000	919,350
09/15/22	10.500%	963,000	967,815
04/15/24	7.625%	978,000	838,635
01/15/25	6.875%	1,685,000	1,403,184
09/15/25	11.000%	6,011,000	5,793,101
Level 3 Communications, Inc.
12/01/22	5.750%	3,346,000	3,484,022
Level 3 Financing, Inc.
01/15/24	5.375%	793,000	820,755
03/15/26	5.250%	2,029,000	2,092,569
Telecom Italia Capital SA
09/30/34	6.000%	2,414,000	2,468,315
Telecom Italia SpA(a)
05/30/24	5.303%	92,000	94,760
Verizon Communications, Inc.
11/01/42	3.850%	10,308,000	8,635,012
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	2,228,000	2,375,605
05/15/25	6.375%	1,925,000	2,081,406
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	1,358,000	1,441,177
Total			56,424,211
Total Corporate Bonds & Notes (Cost $1,391,375,364)			1,442,801,406

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(g),(j) 10.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.0%
Angolan Government International Bond(a)
11/12/25	9.500%		1,100,000	1,150,875
Argentina 0.7%
Argentine Republic Government International Bond
04/22/26	7.500%		1,780,000	1,949,990
01/26/27	6.875%		1,578,000	1,667,157
07/06/28	6.625%		2,800,000	2,864,400
12/31/33	8.280%		1,682,446	1,845,643
07/06/36	7.125%		2,000,000	2,024,000
04/22/46	7.625%		1,100,000	1,170,950
City of Buenos Aires Argentina(a)
06/01/27	7.500%		1,700,000	1,821,040
Provincia de Buenos Aires(a)
06/09/21	9.950%		1,200,000	1,386,240
06/15/27	7.875%		1,900,000	1,983,467
Provincia de Cordoba(a)
08/17/17	12.375%		993,000	1,015,164
06/10/21	7.125%		2,000,000	2,110,000
09/01/24	7.450%		2,725,000	2,834,735
YPF SA(a)
03/23/21	8.500%		1,600,000	1,796,000
Total				24,468,786
Brazil 1.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/28	5.333%		800,000	790,000
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	67,000,000	21,539,942
Brazilian Government International Bond
01/20/34	8.250%		2,460,000	3,124,323
01/07/41	5.625%		5,800,000	5,763,750
Petrobras Global Finance BV
01/27/21	5.375%		1,880,000	1,929,350
05/23/21	8.375%		2,400,000	2,715,000
03/17/24	6.250%		208,000	215,176
05/23/26	8.750%		3,600,000	4,197,600
01/17/27	7.375%		680,000	729,300
Total				41,004,441
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/25	5.000%		2,133,000	2,183,659
Colombia 0.5%
Colombia Government International Bond
04/14/21	7.750%	COP	9,150,000,000	3,345,255
06/28/27	9.850%	COP	19,242,000,000	8,591,664
02/26/44	5.625%		2,100,000	2,294,250
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecopetrol SA
01/16/25	4.125%		1,200,000	1,160,400
Empresas Publicas de Medellin ESP(a)
07/29/19	7.625%		100,000	112,000
Transportadora de Gas Internacional SA ESP(a)
03/20/22	5.700%		615,000	630,375
Total				16,133,944
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/45	7.158%		5,200,000	5,421,000
Croatia 0.2%
Croatia Government International Bond(a)
01/26/24	6.000%		4,692,000	5,223,134
Dominican Republic 0.7%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/23	7.000%		2,750,000	2,824,332
Dominican Republic International Bond(a)
02/22/19	12.000%	DOP	31,000,000	674,284
07/05/19	14.500%	DOP	101,000,000	2,327,840
01/08/21	14.000%	DOP	79,470,000	1,857,665
05/06/21	7.500%		1,022,000	1,130,588
02/10/23	14.500%	DOP	25,000,000	605,024
01/25/27	5.950%		2,475,000	2,592,563
04/20/27	8.625%		2,900,000	3,458,917
04/30/44	7.450%		3,900,000	4,407,000
01/27/45	6.850%		2,681,000	2,851,914
Total				22,730,127
Ecuador 0.2%
Ecuador Government International Bond(a)
03/24/20	10.500%		2,800,000	2,996,000
03/28/22	10.750%		2,200,000	2,382,512
12/13/26	9.650%		1,000,000	1,017,500
Total				6,396,012
Egypt 0.1%
Egypt Government International Bond(a)
06/11/25	5.875%		1,000,000	988,750
01/31/27	7.500%		2,100,000	2,265,375
01/31/47	8.500%		1,000,000	1,090,000
Total				4,344,125
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/27	6.375%		450,000	401,625
02/28/29	8.625%		1,500,000	1,515,000
06/15/35	7.650%		1,040,000	946,400
Total				2,863,025

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Georgia 0.1%
Georgian Railway JSC(a)
07/11/22	7.750%		2,683,000	2,947,946
Ghana 0.1%
Ghana Government International Bond(a)
10/14/30	10.750%		3,500,000	4,222,750
Guatemala 0.1%
Guatemala Government Bond(a)
02/13/28	4.875%		2,679,000	2,778,873
Honduras 0.0%
Honduras Government International Bond(a)
03/15/24	7.500%		1,068,000	1,183,483
Hungary 0.7%
Hungary Government Bond
10/27/27	3.000%	HUF	4,300,000,000	14,646,953
Hungary Government International Bond
11/22/23	5.750%		5,382,000	6,122,025
Magyar Export-Import Bank Zrt.(a)
01/30/20	4.000%		1,579,000	1,619,928
Total				22,388,906
Indonesia 1.1%
Indonesia Government International Bond(a)
03/13/20	5.875%		11,125,000	12,140,156
04/25/22	3.750%		1,200,000	1,231,840
01/15/24	5.875%		1,288,000	1,467,905
01/17/38	7.750%		3,550,000	4,883,135
Majapahit Holding BV(a)
01/20/20	7.750%		1,100,000	1,234,651
06/29/37	7.875%		2,780,000	3,565,350
PT Pertamina Persero(a)
05/03/22	4.875%		1,600,000	1,688,062
05/30/44	6.450%		2,600,000	2,932,941
PT Perusahaan Listrik Negara(a)
11/22/21	5.500%		5,400,000	5,894,208
Total				35,038,248
Israel 0.5%
Israel Government Bond
08/31/25	1.750%	ILS	56,000,000	15,390,800
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
07/23/24	5.375%		2,000,000	1,947,292
07/23/24	5.375%		700,000	681,625
03/03/28	6.375%		4,000,000	4,021,120
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast Government International Bond(a),(b)
12/31/32	5.750%		915,320	877,792
Total				7,527,829
Jamaica 0.1%
Jamaica Government International Bond
04/28/28	6.750%		1,950,000	2,179,106
03/15/39	8.000%		700,000	813,372
Total				2,992,478
Kazakhstan 0.2%
Kazakhstan Government International Bond(a)
07/21/45	6.500%		3,500,000	4,161,990
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		1,976,040	2,121,773
04/09/21	6.375%		500,000	548,750
Total				6,832,513
Mexico 1.3%
Banco Nacional de Comercio Exterior SNC(a),(b)
Subordinated
08/11/26	3.800%		1,400,000	1,375,500
Mexican Bonos
06/11/20	8.000%	MXN	44,530,000	2,429,425
06/10/21	6.500%	MXN	50,000	2,604
06/09/22	6.500%	MXN	101,772,800	5,274,007
Mexico Government International Bond
05/29/31	7.750%	MXN	140,000,000	7,633,747
01/11/40	6.050%		2,350,000	2,722,475
01/23/46	4.600%		1,800,000	1,741,500
Pemex Finance Ltd.
11/15/18	9.150%		1,087,187	1,136,305
Pemex Finance Ltd. (NPFGC)
08/15/17	10.610%		206,250	209,118
Pemex Project Funding Master Trust
01/21/21	5.500%		1,750,000	1,855,000
Petroleos Mexicanos(a)
11/24/21	7.650%	MXN	18,600,000	934,879
09/12/24	7.190%	MXN	3,800,000	177,937
03/13/27	6.500%		1,800,000	1,948,500
Petroleos Mexicanos
01/30/23	3.500%		750,000	715,950
09/21/23	4.625%		948,000	953,498
01/23/26	4.500%		900,000	873,000
08/04/26	6.875%		3,000,000	3,352,500
11/12/26	7.470%	MXN	23,700,000	1,134,941
06/15/35	6.625%		870,000	904,800
06/02/41	6.500%		2,500,000	2,503,750
01/23/45	6.375%		4,000,000	3,904,368

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
09/21/47	6.750%		2,000,000	2,032,600
Total				43,816,404
Morocco 0.1%
Morocco Government International Bond(a)
12/11/22	4.250%		1,804,000	1,878,415
Namibia 0.1%
Namibia International Bonds(a)
11/03/21	5.500%		3,192,000	3,387,510
Nigeria 0.0%
Nigeria Government International Bond(a)
02/16/32	7.875%		1,200,000	1,303,500
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/27	4.700%		364,000	370,916
08/11/44	6.100%		2,439,000	2,628,023
Total				2,998,939
Peru 0.3%
Peruvian Government International Bond(a)
08/12/28	6.350%	PEN	20,550,000	6,646,873
Peruvian Government International Bond
11/21/33	8.750%		1,508,000	2,307,240
Total				8,954,113
Philippines 0.0%
Philippine Government International Bond
03/30/26	5.500%		798,000	947,426
Russian Federation 0.5%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/22	4.375%		4,800,000	4,860,000
Gazprom OAO Via Gaz Capital SA(a)
04/11/18	8.146%		2,813,000	2,971,231
03/07/22	6.510%		2,477,000	2,757,040
02/06/28	4.950%		1,900,000	1,909,500
08/16/37	7.288%		300,000	356,137
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
12/27/17	5.298%		300,000	305,225
Russian Foreign Bond - Eurobond(a)
04/04/42	5.625%		4,000,000	4,454,792
Total				17,613,925
Senegal 0.0%
Senegal Government International Bond(a)
07/30/24	6.250%		505,000	515,731
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Serbia 0.1%
Serbia International Bond(a)
12/03/18	5.875%		1,735,000	1,823,919
09/28/21	7.250%		1,600,000	1,842,400
Total				3,666,319
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
07/18/26	6.825%		1,685,000	1,769,408
Trinidad and Tobago 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		5,850,000	6,215,625
Virgin Islands 0.1%
State Grid Overseas Investment 2016 Ltd.(a),(h)
05/04/27	3.500%		5,000,000	4,987,981
Zambia 0.1%
Zambia Government International Bond(a)
04/14/24	8.500%		1,094,000	1,148,919
07/30/27	8.970%		1,050,000	1,119,562
Total				2,268,481
Total Foreign Government Obligations (Cost $329,091,112)				333,546,731

Inflation-Indexed Bonds(g) 2.2%

Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/30	6.000%	BRL	2,988,390	1,011,955
Mexico 0.2%
Mexican Udibonos
11/15/40	4.000%	MXN	103,495,410	5,722,272
United States 2.0%
U.S. Treasury Inflation-Indexed Bond(k)
01/15/24	0.625%		13,587,275	13,965,707
02/15/46	1.000%		51,055,296	52,298,595
Total				66,264,302
Total Inflation-Indexed Bonds (Cost $76,854,076)				72,998,529

Residential Mortgage-Backed Securities - Agency 5.9%

Federal Home Loan Mortgage Corp.
01/01/20	10.500%		1,224	1,233
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 2957 Class SW
04/15/35	5.006%		3,322,827	484,547

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 311 Class S1
08/15/43	4.956%	70,459,657	14,497,419
CMO Series 318 Class S1
11/15/43	4.956%	9,559,252	1,933,767
CMO Series 326 Class S2
03/15/44	4.956%	35,745,432	7,411,279
CMO Series 3761 Class KS
06/15/40	5.006%	3,845,106	285,124
CMO Series 4174 Class SB
05/15/39	5.206%	13,525,293	1,770,258
CMO Series 4515 Class SA
08/15/38	2.038%	27,391,765	1,641,676
CMO Series 4620 Class AS
11/15/42	1.766%	54,239,695	2,850,677
CMO STRIPS Series 326 Class S1
03/15/44	5.006%	3,647,493	762,349
Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/42	4.000%	12,260,264	2,437,708
CMO Series 4098 Class AI
05/15/39	3.500%	10,568,982	1,147,353
CMO Series 4120 Class AI
11/15/39	3.500%	9,818,951	1,168,028
CMO Series 4121 Class IA
01/15/41	3.500%	9,601,469	1,279,363
CMO Series 4147 Class CI
01/15/41	3.500%	20,848,951	2,912,473
CMO Series 4213 Class DI
06/15/38	3.500%	17,254,322	1,753,609
Federal National Mortgage Association(h)
05/16/32	3.000%	19,000,000	19,544,766
Federal National Mortgage Association
05/01/41	4.000%	4,631,032	4,850,645
Federal National Mortgage Association(b),(e),(l)
CMO Series 2006-5 Class N1
08/25/34	0.000%	13,357,590	1
Federal National Mortgage Association(b),(l)
CMO Series 2010-135 Class MS
12/25/40	4.959%	2,000,451	294,321
CMO Series 2013-101 Class CS
10/25/43	4.909%	20,887,378	4,613,686
CMO Series 2013-107 Class SB
02/25/43	4.959%	16,394,494	3,736,405
CMO Series 2013-124 Class SB
12/25/43	4.959%	15,763,660	3,038,064
CMO Series 2014-93 Class ES
01/25/45	5.159%	32,666,250	6,605,952
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class H5
06/25/46	5.009%	31,219,584	7,151,295
CMO Series 2016-31 Class VS
06/25/46	5.009%	26,285,753	4,357,324
CMO Series 2016-42 Class SB
07/25/46	5.009%	69,241,699	16,911,032
CMO Series 2016-54 Class SD
08/25/46	5.009%	27,932,662	5,849,729
CMO Series 2017-8 Class SB
02/25/47	5.109%	21,096,286	3,713,421
Federal National Mortgage Association(l)
CMO Series 2012-118 Class BI
12/25/39	3.500%	15,410,351	2,118,754
CMO Series 2012-121 Class GI
08/25/39	3.500%	11,144,056	1,429,810
CMO Series 2012-129 Class IC
01/25/41	3.500%	9,986,295	1,520,547
CMO Series 2012-131 Class MI
01/25/40	3.500%	14,809,959	2,138,694
CMO Series 2012-133 Class EI
07/25/31	3.500%	5,833,215	671,525
CMO Series 2012-139 Class IL
04/25/40	3.500%	8,278,807	1,142,503
CMO Series 2012-96 Class CI
04/25/39	3.500%	11,290,546	1,052,511
CMO Series 2013-1 Class AI
02/25/43	3.500%	6,245,206	1,213,382
CMO Series 2013-6 Class MI
02/25/40	3.500%	9,795,179	1,338,305
CMO STRIPS Series 413 Class C38
01/25/42	4.500%	168,437	36,968
CMO STRIPS Series 417 Class C5
02/25/43	3.500%	9,253,310	1,878,096
Government National Mortgage Association(h)
05/18/47	3.000%	32,000,000	32,430,000
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/38	3.500%	20,335,671	2,568,859
Government National Mortgage Association(b),(l)
CMO Series 2015-144 Class SA
10/20/45	5.207%	13,412,063	3,336,312
CMO Series 2016-108 Class SN
08/20/46	5.087%	19,477,231	4,784,408
CMO Series 2016-146 Class NS
10/20/46	5.107%	9,775,497	2,337,955

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-91 Class NS
07/20/46	5.087%	42,632,337	10,572,159
Total Residential Mortgage-Backed Securities - Agency (Cost $201,834,177)			193,574,292

Residential Mortgage-Backed Securities - Non-Agency 16.8%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/57	4.000%	11,352,104	11,369,586
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/46	3.500%	11,209,326	11,321,420
Series 2016-1 Class A2
07/25/46	5.000%	2,416,535	2,388,461
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	4,715,022	4,726,795
Banc of America Funding Trust(a),(b)
Series 2016-R1 Class M2
03/25/40	3.500%	12,763,517	12,099,814
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/29/31	3.598%	18,228,391	18,186,965
Bayview Opportunity Master Fund IIIb Trust(a),(b)
CMO Series 20 17-RN2 Class A1
04/28/32	0.000%	19,000,000	19,000,000
Bayview Opportunity Master Fund IIIB Trust(a)
CMO Series 2016-RPL4 Class A1
07/28/18	3.475%	7,132,641	7,109,163
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	17,078,746	17,041,514
Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/31	3.475%	6,214,150	6,238,827
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	7,291,885	7,257,971
BCAP LLC Trust(a),(b)
CMO Series 2013-RR3 Class 6A5
03/26/36	3.245%	794,089	780,372
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,673,297	2,656,046
Series 2011-RR5 Class 11A4
05/28/36	1.132%	5,778,838	5,560,062
BCAP LLC Trust(a)
Series 2013-RR1 Class 10A1
10/26/36	3.000%	705,182	706,347
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/26	5.491%	5,055,216	5,090,297
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/56	4.000%	1,941,522	1,946,707
CMO Series 2016-2 Class A1
06/15/57	3.250%	23,447,701	23,390,011
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
10/25/57	4.483%	10,000,000	10,395,121
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2009-4 Class 9A2
03/25/36	3.098%	3,040,248	2,749,658
CMO Series 2010-6 Class 2A2
09/25/35	3.155%	1,143,314	1,121,480
CMO Series 2010-7 Class 3A4
12/25/35	5.500%	1,426,103	1,432,853
CMO Series 2013-2 Class 1A1
11/25/37	3.139%	1,481,919	1,482,302
CMO Series 2014-11 Class 3A3
09/25/36	1.142%	5,510,000	5,250,585
Series 2013-11 Class 3A3
09/25/34	3.083%	4,829,834	4,732,093
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
12/26/45	3.991%	3,630,789	3,606,654
CMO Series 15-1 Class A2
12/26/45	4.741%	1,191,903	1,210,173
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	10,850,660	10,858,341
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/46	3.250%	6,301,000	6,340,064
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,283,022	1,276,854
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	9,262,353
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	834,942	832,325
CMO Series 2014-RPL3 Class A1
07/25/54	3.500%	13,919,606	14,013,002
Series 2014-2R Class 18A1
01/27/37	3.000%	5,046,124	4,964,192
Series 2014-2R Class 19A1
05/27/36	3.000%	3,453,395	3,395,144

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2011-5R Class 3A1
09/27/47	3.346%	1,645,298	1,605,703
CMO Series 2014-CIM1 Class A2
01/25/58	4.483%	12,000,000	11,816,749
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,542,849	8,673,389
CMO Series 2014-RPL4 Class A2
08/25/62	4.826%	13,556,000	13,461,722
Series 2008-4R Class 3A4
01/26/38	3.284%	5,667,163	5,484,531
Series 2012-11 Class 3A2
06/29/47	1.995%	3,580,271	3,281,297
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	16,096,965	15,928,650
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.179%	2,250,000	2,249,224
CTS Corp.(a)
Series 2015-6R Class 3A2
02/27/36	3.750%	7,391,769	7,441,515
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A1
07/25/46	4.000%	19,536,671	19,553,945
Series 2016-1A Class A2
07/25/46	5.500%	2,259,409	2,258,593
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/33	5.500%	739,504	747,275
GCAT (a),(b)
CMO Series 2015-2 Class A1
07/25/20	3.750%	5,932,771	5,942,372
GCAT (a)
Series 2017-1 Class A2
03/25/47	3.375%	17,202,800	17,170,603
GCAT LLC(a),(d)
CMO Series 20 17-2 Class A1
04/25/47	3.500%	17,000,000	16,967,428
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	620,764	631,263
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	738,084	737,441
Mill City Mortgage Trust(a),(b)
CMO Series 2015-1 Class M3
06/25/56	3.321%	4,552,000	4,192,379
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1 Class M1
06/25/56	3.321%	5,000,000	4,898,874
Series 2015-2 Class M2
09/25/57	3.583%	10,000,000	9,289,625
Nomura Resecuritization Trust(a),(b)
CMO Series 2011-2RA Class 2A13
07/26/35	3.105%	2,165,638	2,144,121
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/54	3.250%	7,849,873	8,087,075
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/21	5.683%	11,224,306	11,224,306
Oaktown Re Ltd.(a),(b),(h)
CMO Series 2017-1A Class M1
04/25/27	3.250%	25,000,000	25,000,000
PennyMac Mortgage Investment Trust(a),(b)
Series 2017-GT1 Class A
02/25/50	5.741%	32,500,000	32,737,380
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/31	3.500%	19,411,074	19,425,288
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A2
08/26/35	3.050%	10,000,000	9,740,238
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	9,798,236	9,729,478
Vericrest Opportunity Loan Transferee(a)
CMO Series 2015-NPL4 Class A1
02/25/55	3.500%	1,982,692	1,995,244
Vericrest Opportunity Loan Transferee L LLC(a)
CMO Series 2016-NP10 Class A1
09/25/46	3.500%	18,972,561	19,026,728
Vericrest Opportunity Loan Transferee XLVIII LLC(a)
Series 2016-NPL8 Class A1
07/25/46	3.500%	16,934,611	16,984,368
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	4,873,913	4,884,350
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $550,713,051)			553,104,706

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans 7.7%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Doncasters US Finance LLC(b),(m)
Tranche B Term Loan
04/09/20	4.647%	1,332,328	1,301,684
Engility Corp.(b),(m)
Tranche B2 Term Loan
08/14/23	4.750%	883,823	889,348
Leidos Innovations Corp.(b),(m)
Tranche B Term Loan
08/16/23	3.250%	1,316,700	1,327,892
TransDigm, Inc.(b),(m)
Tranche E Term Loan
05/14/22	4.044%	1,620,927	1,618,706
Tranche F Term Loan
06/09/23	3.993%	1,496,231	1,494,151
Total			6,631,781
Airlines 0.2%
American Airlines, Inc.(b),(m)
Term Loan
10/10/21	3.490%	989,899	990,721
Tranche B Term Loan
12/14/23	3.494%	759,596	760,310
Avolon Borrower 1 SARL(b),(m)
Tranche B2 Term Loan
03/21/22	3.743%	3,000,000	3,043,680
United Airlines, Inc.(b),(m)
Tranche B Term Loan
04/01/24	3.422%	1,525,000	1,527,455
Total			6,322,166
Automotive 0.1%
Gates Global LLC(b),(m)
Tranche B1 Term Loan
04/01/24	4.408%	734,761	738,067
Navistar, Inc.(b),(m)
Tranche B Term Loan
08/07/20	5.000%	987,500	999,429
Total			1,737,496
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Group, Inc.(b),(m)
1st Lien Term Loan
11/23/20	8.000%	601,243	605,752
2nd Lien Term Loan PIK
05/23/21	2.000%	445,308	423,043
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ASP AMC Merger Sub, Inc.(b),(m),(n)
Term Loan
04/17/24	4.655%	675,000	674,156
Total			1,702,951
Building Materials 0.1%
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
11/15/23	4.243%	1,471,313	1,473,461
SRS Distribution, Inc.(b),(m)
Tranche B4 1st Lien Term Loan
08/25/22	5.250%	992,443	1,004,432
Total			2,477,893
Cable and Satellite 0.2%
Charter Communications Operating LLC(b),(m)
Tranche I1 Term Loan
01/15/24	3.243%	2,991,190	3,005,398
Encompass Digital Media, Inc.(b),(m)
Tranche B 1st Lien Term Loan
06/06/21	5.650%	1,192,253	1,129,660
Virgin Media Bristol LLC(b),(m)
Tranche I Term Loan
01/31/25	3.744%	1,000,000	1,003,520
Total			5,138,578
Chemicals 0.8%
Aruba Investments, Inc.(b),(m)
Tranche B1 Term Loan
02/02/22	4.647%	994,937	995,355
Axalta Coating Systems Dutch Holding B BV/US Holdings, Inc.(b),(m)
Tranche B1 Term Loan
02/01/23	3.647%	961,885	970,850
Chemours Co. (The)(b),(m)
Tranche B1 Term Loan
05/12/22	3.490%	949,016	955,545
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
09/07/21	4.000%	238,155	237,412
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
09/07/21	4.000%	1,440,641	1,436,147
Duke Finance LLC(b),(m)
Tranche B 1st Lien Term Loan
02/21/24	6.147%	893,233	904,398
HII Holding Corp.(b),(m)
2nd Lien Term Loan
12/21/20	9.750%	1,350,000	1,363,500

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(m)
Term Loan
03/31/22	3.743%	2,992,500	3,016,829
Kraton Polymers LLC(b),(m)
Term Loan
01/06/22	5.000%	1,039,906	1,054,267
Kronos Worldwide, Inc.(b),(m)
Term Loan
02/18/20	4.150%	1,940,000	1,941,455
MacDermid, Inc.(b),(m)
Tranche B6 Term Loan
06/07/23	4.000%	1,468,126	1,473,632
Nexeo Solutions LLC(b),(m)
Tranche B Term Loan
06/09/23	4.874%	1,414,301	1,428,444
PolyOne Corp.(b),(m)
Tranche B2 Term Loan
11/11/22	3.277%	2,155,874	2,172,043
PQ Corp.(b),(m)
Tranche B1 Term Loan
11/04/22	5.250%	1,044,004	1,056,125
Ravago Holdings America, Inc.(b),(m)
Term Loan
07/13/23	4.250%	1,813,800	1,822,869
Royal Holdings, Inc.(b),(m)
2nd Lien Term Loan
06/19/23	8.647%	551,724	552,182
Solenis International LP/Holdings 3 LLC(b),(m)
1st Lien Term Loan
07/31/21	4.304%	1,602,300	1,605,632
Trinseo Materials Operating SCA/Finance, Inc.(b),(m)
Tranche B Term Loan
11/05/21	4.250%	982,500	989,564
Tronox Pigments BV(b),(m)
Term Loan
03/19/20	4.647%	1,492,248	1,499,530
Univar USA, Inc.(b),(m)
Tranche B2 Term Loan
07/01/22	3.743%	1,783,006	1,787,463
Total			27,263,242
Construction Machinery 0.1%
Douglas Dynamics LLC(b),(m)
Tranche B Term Loan
12/31/21	4.500%	297,731	298,848
North American Lifting Holdings, Inc.(b),(m)
1st Lien Term Loan
11/27/20	5.647%	1,436,597	1,345,617
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
11/30/23	5.030%	967,672	973,314
Total			2,617,779
Consumer Cyclical Services 0.0%
Weight Watchers International, Inc.(b),(m)
Tranche B2 Term Loan
04/02/20	4.339%	1,344,000	1,274,703
Consumer Products 0.3%
Albea Beauty Holdings SA(b),(m),(n)
Tranche A Term Loan
04/12/24	0.000%	1,000,000	993,750
Culligan International Co.(b),(m)
Tranche B1 1st Lien Term Loan
12/13/23	5.000%	573,562	582,166
Nature’s Bounty Co. (The)(b),(m)
Tranche B1 Term Loan
05/05/23	4.647%	1,516,069	1,520,617
Prestige Brands, Inc.(b),(m)
Tranche B4 Term Loan
01/26/24	3.743%	505,685	510,236
Serta Simmons Holdings, LLC(b),(m)
1st Lien Term Loan
11/08/23	4.538%	1,695,750	1,700,261
2nd Lien Term Loan
11/08/24	9.038%	3,021,570	3,059,340
Waterpik, Inc.(b),(m)
1st Lien Term Loan
07/08/20	5.893%	631,712	631,977
Total			8,998,347
Diversified Manufacturing 0.4%
Accudyne Industries Borrower SCA/LLC(b),(m)
Term Loan
12/13/19	4.147%	1,296,992	1,289,781
Allnex & Cy SCA(b),(m)
Tranche B2 Term Loan
09/13/23	4.406%	1,134,944	1,136,363
Tranche B3 Term Loan
09/13/23	4.406%	855,056	856,125
Apex Tool Group LLC(b),(m)
Term Loan
01/31/20	4.500%	1,843,633	1,812,531
Filtration Group Corp.(b),(m)
1st Lien Term Loan
11/23/20	4.304%	2,075,244	2,083,026

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gardner Denver, Inc.(b),(m)
Term Loan
07/30/20	4.559%	992,288	991,464
Horizon Global Corp.(b),(m)
Term Loan
06/30/21	1.147%	171,700	172,988
Husky Injection Molding Systems Ltd.(b),(m)
Term Loan
06/30/21	4.250%	938,776	943,685
Rexnord LLC(b),(m)
Tranche B 1st Lien Term Loan
08/21/23	3.888%	1,835,992	1,841,574
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(m)
1st Lien Term Loan
05/06/21	4.250%	1,373,702	1,380,859
2nd Lien Term Loan
05/06/22	8.250%	166,667	167,708
Zekelman Industries, Inc.(b),(m)
Term Loan
06/14/21	4.906%	992,512	1,003,371
Total			13,679,475
Electric 0.3%
Astoria Energy LLC(b),(m)
Tranche B Term Loan
12/24/21	5.074%	1,319,402	1,330,286
Calpine Corp.(b),(m)
Term Loan
01/15/24	3.900%	1,556,765	1,560,828
Eastern Power LLC(b),(m)
Term Loan
10/02/23	5.000%	1,445,360	1,453,497
Essential Power LLC(b),(m)
Term Loan
08/08/19	4.750%	405,869	405,995
MRP Generation Holdings, LLC(b),(m)
Term Loan
10/18/22	8.147%	2,017,618	1,987,354
Vistra Operations Co. LLC(b),(m)
Term Loan
08/04/23	3.753%	385,819	384,974
12/14/23	4.254%	1,296,750	1,300,809
Tranche C Term Loan
08/04/23	3.743%	88,214	88,021
Viva Alamo LLC(b),(m)
Term Loan
02/22/21	5.304%	997,058	883,643
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WG Partners Acquisition LLC(b),(m)
Tranche B Term Loan
11/15/23	5.147%	612,928	619,057
Total			10,014,464
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(m)
Term Loan
11/10/23	3.696%	1,099,820	1,108,850
EWT Holdings III Corp.(b),(m)
1st Lien Term Loan
01/15/21	4.897%	952,766	957,530
STI Infrastructure SARL(b),(m)
Term Loan
08/22/20	6.397%	3,032,719	2,759,774
Total			4,826,154
Food and Beverage 0.2%
AdvancePierre Foods, Inc.(b),(m)
Term Loan
06/02/23	4.000%	939,141	940,982
Dole Food Co., Inc.(b),(m)
Tranche B Term Loan
04/06/24	4.116%	650,000	651,931
Hostess Brands LLC(b),(m)
Tranche B 1st Lien Term Loan
08/03/22	4.000%	395,010	398,221
JBS USA LLC(b),(m)
Term Loan
10/30/22	3.483%	1,400,000	1,405,754
Pinnacle Foods Finance LLC(b),(m)
Term Loan
02/02/24	2.983%	1,471,312	1,479,581
US Foods, Inc.(b),(m)
Term Loan
06/27/23	3.743%	1,479,942	1,492,758
Total			6,369,227
Gaming 0.3%
Affinity Gaming(b),(m)
2nd Lien Term Loan
01/31/25	9.274%	1,525,000	1,535,492
Amaya Holdings BV(b),(m)
Tranche B3 1st Lien Term Loan
08/01/21	4.647%	1,962,531	1,962,806
CityCenter Holdings LLC(b),(m)
Tranche B Term Loan
04/18/24	3.494%	825,000	826,031

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Graton Economic Development Authority(b),(m)
Tranche B Term Loan
09/01/22	6.725%	485,814	487,636
Las Vegas Sands LLC(b),(m)
Term Loan
03/09/24	2.990%	984,809	985,627
Mohegan Tribal Gaming Authority(b),(m)
Tranche B Term Loan
10/13/23	5.000%	1,047,375	1,053,481
MotorCity Casino Hotel(b),(m)
Term Loan
08/06/21	4.243%	306,979	308,225
Penn National Gaming, Inc.(b),(m)
Tranche B Term Loan
01/19/24	3.524%	500,000	502,770
Scientific Games International, Inc.(b),(m)
Tranche B3 Term Loan
10/01/21	4.994%	769,549	780,731
Yonkers Racing Corp.(b),(m)
2nd Lien Term Loan
08/20/20	8.750%	857,143	855,711
Total			9,298,510
Health Care 0.5%
Alliance HealthCare Services, Inc.(b),(m)
Term Loan
06/03/19	4.349%	745,812	743,634
Change Healthcare Holdings, Inc.(b),(m)
Term Loan
03/01/24	3.750%	1,275,000	1,278,353
CHS/Community Health Systems, Inc.(b),(m)
Tranche G Term Loan
12/31/19	3.798%	359,167	357,683
Tranche H Term Loan
01/27/21	4.048%	466,290	463,180
Envision Healthcare Corp.(b),(m)
Term Loan
12/01/23	4.150%	1,496,250	1,510,090
HC Group Holdings III, Inc.(b),(m)
1st Lien Term Loan
04/07/22	6.000%	997,468	981,260
IASIS Healthcare LLC(b),(m)
Tranche B2 Term Loan
05/03/18	4.500%	1,588,677	1,593,046
Kindred Healthcare, Inc.(b),(m)
Term Loan
04/09/21	4.688%	488,698	490,227
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(b),(m)
Term Loan
06/07/23	4.897%	410,447	415,651
National Mentor Holdings, Inc.(b),(m)
Tranche B Term Loan
01/31/21	4.397%	984,772	991,547
Nautilus Power, LLC(b),(m),(n)
Tranche B Term Loan
04/26/24	0.000%	925,000	919,219
Onex Carestream Finance LP(b),(m)
1st Lien Term Loan
06/07/19	5.147%	1,682,874	1,667,880
Ortho-Clinical Diagnostics Holdings SARL(b),(m)
Term Loan
06/30/21	4.750%	1,880,206	1,870,035
Sterigenics-Nordion Holdings LLC(b),(m)
Term Loan
05/15/22	4.150%	994,949	992,462
Surgery Center Holdings, Inc.(b),(m)
1st Lien Term Loan
11/03/20	4.750%	1,473,630	1,480,998
Team Health Holdings, Inc.(b),(m)
Term Loan
02/06/24	3.750%	500,000	495,315
Tecomet, Inc.(b),(m)
1st Lien Term Loan
12/03/21	5.750%	982,412	986,096
Total			17,236,676
Healthcare REIT 0.0%
Quality Care Properties, Inc.(b),(m)
1st Lien Term Loan
10/31/22	6.250%	498,750	507,169
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(m)
Tranche A Term Loan
08/23/21	8.553%	2,040,142	2,202,721
Leisure 0.1%
24 Hour Fitness Worldwide, Inc.(b),(m)
Term Loan
05/28/21	4.897%	705,062	701,241
Delta 2 SARL(b),(m)
Tranche B3 Term Loan
02/01/24	4.568%	1,000,000	1,001,000
Life Time Fitness, Inc.(b),(m)
Term Loan
06/10/22	4.000%	319,325	319,896

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lions Gate Entertainment Corp.(b),(m)
Tranche A Term Loan
12/08/21	3.482%	271,563	272,242
Tranche B Term Loan
12/08/23	3.982%	420,000	422,100
Steinway Musical Instruments, Inc.(b),(m)
1st Lien Term Loan
09/19/19	4.922%	995,992	937,896
UFC Holdings LLC(b),(m)
1st Lien Term Loan
08/18/23	4.250%	1,095,747	1,101,565
Total			4,755,940
Lodging 0.1%
Hilton Worldwide Finance LLC(b),(m)
Tranche B2 Term Loan
10/25/23	2.991%	1,994,987	2,011,306
RHP Hotel Properties LP(b),(m),(n)
Tranche B Term Loan
04/19/24	0.000%	600,000	601,500
Total			2,612,806
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(m)
Term Loan
06/07/23	5.250%	420,690	404,161
Cumulus Media Holdings, Inc.(b),(m)
Term Loan
12/23/20	4.250%	1,000,000	781,430
Getty Images, Inc.(b),(m)
Term Loan
10/18/19	4.750%	1,915,000	1,691,577
Hubbard Radio LLC(b),(m)
Term Loan
05/27/22	4.250%	850,606	849,542
iHeartCommunications, Inc.(b),(m)
Tranche D Term Loan
01/30/19	7.743%	1,128,407	959,947
Ion Media Networks, Inc.(b),(m)
Tranche B2 Term Loan
12/18/20	4.500%	836,322	844,167
Learfield Communications(b),(m)
1st Lien Term Loan
12/01/23	4.250%	598,500	602,989
Mission Broadcasting, Inc.(b),(m)
Tranche B Term Loan
01/17/24	3.994%	54,836	55,316
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Nexstar Broadcasting, Inc.(b),(m)
Tranche B Term Loan
01/17/24	3.994%	565,618	570,567
Nielsen Finance LLC(b),(m)
Tranche B4 Term Loan
10/04/23	2.990%	721,375	724,080
Radio One, Inc.(b),(m)
Term Loan
04/18/23	5.080%	1,450,000	1,440,937
Salem Media Corp.(b),(m)
Term Loan
03/13/20	4.500%	1,421,160	1,392,737
Tribune Media Co.(b),(m)
Tranche B Term Loan
12/27/20	3.993%	63,728	64,100
Tranche C Term Loan
01/26/24	3.993%	884,730	889,711
UFC Holdings LLC(b),(m)
2nd Lien Term Loan
08/18/24	8.500%	678,000	689,865
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
03/15/24	3.750%	2,049,643	2,035,234
Total			13,996,360
Metals and Mining 0.0%
FMG Resources August 2006 Proprietary Ltd.(b),(m)
Term Loan
06/30/19	3.750%	210,664	212,033
Noranda Aluminum Acquisition Corp.(i),(m)
Tranche B Term Loan
02/28/19	0.000%	146,029	5,111
Total			217,144
Midstream 0.0%
Energy Transfer Equity LP(b),(m)
Term Loan
02/02/24	3.733%	200,000	200,416
Oil Field Services 0.1%
Fieldwood Energy LLC(b),(m)
1st Lien Term Loan
09/30/20	8.375%	372,536	336,523
2nd Lien Term Loan
09/30/20	8.375%	627,464	487,853
Term Loan
08/31/20	8.000%	275,952	269,514

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MRC Global (US), Inc.(b),(m)
Term Loan
11/08/19	5.000%	990,547	998,600
Total			2,092,490
Other Financial Institutions 0.0%
IG Investments Holdings LLC(b),(m)
Tranche B Term Loan
10/31/21	6.147%	304,525	306,239
Other Industry 0.1%
Generac Power Systems, Inc.(b),(m)
Term Loan
05/31/23	3.898%	1,000,000	1,007,500
Harland Clarke Holdings Corp.(b),(m),(n)
Tranche B6 Term Loan
02/09/22	6.647%	1,557,573	1,559,520
Varsity Brands Holding Co.(b),(m)
1st Lien Term Loan
12/10/21	5.000%	588,530	591,472
Total			3,158,492
Other REIT 0.1%
DTZ US Borrower LLC/AUS Holdco PTY Ltd.(b),(m)
1st Lien Term Loan
11/04/21	4.343%	1,003,589	1,007,212
Lightstone Holdco LLC(b),(m)
Tranche B Term Loan
01/30/24	5.500%	1,879,348	1,887,862
Tranche C Term Loan
01/30/24	5.500%	115,942	116,467
Total			3,011,541
Packaging 0.6%
Anchor Glass Container Corp.(b),(m)
1st Lien Term Loan
12/07/23	4.250%	1,346,625	1,355,715
Berry Global Group, Inc.(b),(m)
Tranche J Term Loan
01/19/24	3.524%	3,000,000	3,015,930
BWAY Holding Co.(b),(m)
Term Loan
04/03/24	4.233%	1,325,000	1,316,242
Consolidated Container Co. LLC(b),(m)
Term Loan
07/03/19	5.000%	994,780	994,780
Exopack Holdings SA(b),(m)
Term Loan
05/08/19	4.647%	1,473,350	1,473,350
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kleopatra Holdings 2 SCA(b),(m)
Term Loan
04/28/20	4.397%	690,108	695,283
04/28/20	4.397%	294,918	297,130
Novolex (b),(m)
Term Loan
12/29/23	4.398%	1,775,000	1,782,775
Packaging Coordinators Midco, Inc.(b),(m)
Term Loan
06/30/23	5.150%	446,625	447,183
Pregis Holding I Corp.(b),(m)
1st Lien Term Loan
05/20/21	4.647%	1,351,444	1,354,822
Printpack Holdings, Inc.(b),(m)
Term Loan
07/26/23	4.000%	767,996	769,916
ProAmpac PG Borrower LLC(b),(m)
1st Lien Term Loan
11/20/23	5.043%	997,500	1,011,465
2nd Lien Term Loan
11/18/24	9.557%	700,000	711,816
Ranpak Corp.(b),(m)
Tranche B1 Term Loan
10/01/21	4.250%	1,827,433	1,827,432
Reynolds Group Holdings, Inc.(b),(m)
Term Loan
02/05/23	3.993%	1,018,990	1,024,024
SIG Combibloc Holdings SCA(b),(m)
Term Loan
03/11/22	4.000%	965,917	971,684
Tricorbraun Holdings, Inc.(b),(m)
1st Lien Term Loan
11/30/23	4.897%	408,068	411,741
Tricorbraun Holdings, Inc.(b),(h),(m)
Delayed Draw 1st Lien Term Loan
11/30/23	3.750%	40,909	41,277
Total			19,502,565
Paper 0.0%
Caraustar Industries, Inc.(b),(m)
Term Loan
03/14/22	6.647%	875,000	884,573
Pharmaceuticals 0.2%
Atrium Innovations, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
02/15/21	4.647%	950,218	953,781

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Endo Finance Co. I SARL(b),(m),(n)
Term Loan
04/29/24	0.000%	725,000	730,437
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
01/31/25	3.195%	1,250,000	1,252,650
Jaguar Holding Co. I(b),(m)
Term Loan
08/18/22	4.328%	1,277,250	1,283,636
RPI Finance Trust(b),(m)
Tranche B6 Term Loan
03/27/23	3.153%	1,990,000	1,996,229
Valeant Pharmaceuticals International, Inc.(b),(m)
Tranche BF Term Loan
04/01/22	5.740%	868,457	873,434
Total			7,090,167
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(m)
Term Loan
08/12/22	4.417%	393,002	393,961
Asurion LLC(b),(m)
Tranche B2 Term Loan
07/08/20	4.243%	108,409	109,109
Tranche B4 Term Loan
08/04/22	4.250%	263,095	264,684
Tranche B5 Term Loan
11/03/23	4.750%	318,512	320,901
HUB International Ltd.(b),(m)
Term Loan
10/02/20	4.035%	1,585,799	1,593,221
USI, Inc.(b),(m),(n)
Term Loan
12/27/19	0.000%	775,000	771,613
USI, Inc.(b),(m)
Term Loan
12/27/19	4.250%	427,213	425,077
Total			3,878,566
Restaurants 0.1%
Burger King/Tim Hortons(b),(m)
Tranche B3 Term Loan
02/16/24	3.309%	1,990,750	1,991,247
Yum! Brands, Inc.(b),(m)
Tranche B Term Loan
06/16/23	2.994%	1,994,987	2,004,963
Total			3,996,210
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Retailers 0.6%
Academy Ltd.(b),(m)
Term Loan
07/01/22	5.142%	1,615,625	1,110,742
Bass Pro Group LLC(b),(m)
Term Loan
06/05/20	4.239%	1,564,383	1,561,129
12/15/23	6.147%	1,000,000	973,060
Belk, Inc.(b),(m)
1st Lien Term Loan
12/12/22	5.905%	547,236	485,076
BJ’s Wholesale Club, Inc.(b),(m)
Tranche B 1st Lien Term Loan
02/03/24	4.750%	1,925,000	1,916,183
Blue Buffalo Co., Ltd.(b),(m)
Tranche B3 Term Loan
08/08/19	3.780%	997,416	1,004,897
Burlington Coat Factory Warehouse Corp.(b),(m)
Tranche B4 Term Loan
08/13/21	3.750%	2,000,000	2,003,500
David’s Bridal, Inc.(b),(m)
Term Loan
10/11/19	5.250%	2,442,188	2,066,702
Dollar Tree, Inc.(m)
Tranche B2 Term Loan
07/06/22	4.250%	250,000	252,812
General Nutrition Centers, Inc.(b),(m)
Tranche B Term Loan
03/04/19	3.500%	964,209	887,477
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
08/18/23	4.243%	1,985,000	1,978,807
Hudson’s Bay Co.(b),(m)
Term Loan
09/30/22	4.250%	476,728	456,615
J. Crew Group, Inc.(b),(m)
Term Loan
03/05/21	4.078%	2,014,622	1,322,377
JC Penney Corp., Inc.(b),(m)
Term Loan
06/23/23	5.304%	785,000	783,532
Neiman Marcus Group, Inc. (The)(b),(m)
Term Loan
10/25/20	4.250%	995,326	792,947
PetSmart, Inc.(b),(m)
Tranche B2 Term Loan
03/11/22	4.020%	739,362	676,435

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	29

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Rite Aid Corp.(b),(m)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,050,000	1,051,638
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	325,000	325,305
Sports Authority, Inc. (The)(i),(m)
Tranche B Term Loan
11/16/17	0.000%	645,663	38,740
Total			19,687,974
Supermarkets 0.1%
Albertsons LLC(b),(m)
Tranche B4 Term Loan
08/25/21	3.993%	1,065,976	1,069,419
Tranche B6 Term Loan
06/22/23	4.302%	1,418,660	1,424,576
Total			2,493,995
Technology 0.9%
Ancestry.com Operations, Inc.(b),(m)
2nd Lien Term Loan
10/19/24	9.270%	670,597	685,685
Applied Systems, Inc.(b),(m)
1st Lien Term Loan
01/25/21	4.397%	1,058,943	1,066,229
BMC Foreign Holding Co. Unlimited Co.(b),(m)
Tranche B1 Term Loan
09/10/22	5.156%	974,811	975,571
Cirque Du Soleil, Inc.(b),(m)
2nd Lien Term Loan
07/10/23	9.397%	1,000,000	992,500
Dell International LLC(b),(m)
Tranche B Term Loan
09/07/23	3.500%	1,546,125	1,551,567
First Data Corp.(b),(m)
Term Loan
07/08/22	3.988%	979,601	984,744
Genesys Telecom(b),(m)
Tranche B1 Term Loan
12/01/23	5.158%	666,374	671,206
Go Daddy Operating Co. LLC(b),(m)
Term Loan
02/15/24	3.493%	3,347,823	3,360,812
Infor US, Inc.(b),(m)
Tranche B6 Term Loan
02/01/22	3.897%	908,074	905,949
Informatica Corp.(b),(m)
Term Loan
08/05/22	4.647%	984,989	980,596
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Information Resources, Inc.(b),(m)
1st Lien Term Loan
01/18/24	5.250%	1,375,000	1,388,324
2nd Lien Term Loan
01/20/25	9.250%	375,000	373,830
Kronos, Inc.(b),(m)
2nd Lien Term Loan
11/01/24	9.420%	957,000	995,758
MA FinanceCo LLC(b),(m)
Tranche B2 Term Loan
11/19/21	3.672%	367,562	368,786
MA FinanceCo LLC(b),(m),(n)
Tranche B3 Term Loan
04/19/24	0.000%	284,673	285,473
Microsemi Corp.(b),(m)
Tranche B Term Loan
01/15/23	3.241%	546,106	548,231
Misys Ltd.(b),(h),(m)
2nd Lien Term Loan
04/28/24	0.000%	374,090	381,572
Term Loan
04/26/24	0.000%	725,000	729,988
Oberthur Technologies Holding SAS(b),(m)
Tranche B1 Term Loan
01/10/24	3.750%	133,553	133,786
Oberthur Technologies Holding SAS(b),(m),(n)
Tranche B2 Term Loan
01/10/24	0.000%	216,447	216,826
ON Semiconductor Corp.(b),(m)
Term Loan
03/31/23	3.243%	756,462	759,654
Rackspace Hosting, Inc.(b),(m)
Tranche B 1st Lien Term Loan
11/03/23	4.535%	448,875	451,963
Riverbed Technology, Inc.(b),(m)
Term Loan
04/25/22	4.250%	1,673,412	1,669,228
Sabre GLBL, Inc.(b),(m)
Term Loan
02/22/24	3.743%	1,145,934	1,156,912
SCS Holdings I, Inc.(b),(m)
Tranche B 1st Lien Term Loan
10/30/22	5.250%	334,238	336,745
Seattle Spinco, Inc.(b),(m),(n)
Tranche B Term Loan
04/19/24	0.000%	1,665,327	1,670,006

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Synchronoss Technologies, Inc.(b),(m)
Term Loan
01/19/24	4.082%	675,000	634,500
Tempo Acquisition, LLC(b),(m),(n)
Tranche B Term Loan
04/19/24	0.000%	950,000	949,288
Tessera Holdings Corp.(b),(m)
Tranche B Term Loan
12/01/23	4.243%	374,062	377,336
Uber Technologies, Inc.(b),(m),(n)
Term Loan
07/13/23	5.000%	2,042,244	2,035,872
Veritas US, Inc.(b),(m)
Tranche B1 Term Loan
01/27/23	6.772%	1,494,969	1,486,253
Zebra Technologies Corp.(b),(m)
Term Loan
10/27/21	3.600%	742,927	749,881
Total			29,875,071
Wireless 0.2%
Altice France SA (Numericable-SFR SA)(b),(m),(n)
Tranche B7 Term Loan
07/15/25	0.000%	175,000	174,076
SFR Group SA(b),(m)
Term Loan
07/15/25	3.906%	1,000,000	999,250
Sprint Communications, Inc.(b),(m)
Term Loan
02/02/24	3.500%	2,825,000	2,826,780
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Telesat Canada(b),(m)
Tranche B4 Term Loan
11/17/23	4.150%	997,500	1,004,482
Total			5,004,588
Wirelines 0.1%
Level 3 Financing, Inc.(b),(m)
Tranche B Term Loan
02/22/24	3.241%	1,250,000	1,253,575
Windstream Services LLC(b),(m)
Tranche B6 Term Loan
03/29/21	5.000%	1,246,867	1,254,274
Total			2,507,849
Total Senior Loans (Cost $255,801,953)			253,572,318

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(o),(p)	188,345,225	188,345,225
Total Money Market Funds (Cost $188,346,786)		188,345,225
Total Investments (Cost: $3,283,864,165)		3,338,681,970
Other Assets & Liabilities, Net		(43,587,811)
Net Assets		3,295,094,159

At April 30, 2017, securities and/or cash totaling $31,489,513 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/15/2017	4,336,000,000 HUF	14,999,464 USD	—	(88,316)
Barclays	5/15/2017	198,592,000 MXN	10,536,167 USD	12,287	—
Barclays	5/15/2017	10,288,515 USD	198,592,000 MXN	235,365	—
BNP Paribas	5/5/2017	400,000,000 CZK	15,973,803 USD	—	(257,558)
BNP Paribas	5/5/2017	29,700,000 EUR	31,500,711 USD	—	(856,601)
BNP Paribas	5/5/2017	31,460,391 USD	800,000,000 CZK	1,002,331	—
BNP Paribas	5/5/2017	15,975,293 USD	14,853,000 EUR	206,632	—
BNP Paribas	5/15/2017	55,987,000 ILS	15,410,256 USD	—	(54,745)
HSBC	5/15/2017	30,169,000,000 COP	10,456,631 USD	224,573	—
Standard Chartered	5/15/2017	55,761,000 BRL	17,663,773 USD	158,439	—
Total				1,839,627	(1,257,220)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	31

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	907	USD	196,464,704	06/2017	311,823	—
U.S. Treasury 5-Year Note	6,537	USD	774,021,656	06/2017	5,546,130	—
Total			970,486,360		5,857,953	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(295)	EUR	(54,358,452)	06/2017	848,697	—
Euro-Schatz	(3,260)	EUR	(398,577,375)	06/2017	—	(54,154)
Long Gilt	(1,127)	GBP	(187,234,374)	06/2017	—	(163,339)
U.S. Treasury 10-Year Note	(2,139)	USD	(268,912,406)	06/2017	—	(663,818)
U.S. Ultra Bond	(598)	USD	(97,436,625)	06/2017	—	(1,808,606)
Total			(1,006,519,232)		848,697	(2,689,917)

Cleared interest rate swaps contracts outstanding at April 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 1.261%	3-Month USD LIBOR-BBA	10/21/2021	USD	164,000,000	—	(4,478,906)
Morgan Stanley	Fixed rate of 1.377%	3-Month USD LIBOR-BBA	11/1/2021	USD	160,000,000	—	(2,929,225)
Morgan Stanley	Fixed rate of 1.335%	3-Month USD LIBOR-BBA	11/9/2021	USD	150,000,000	—	(3,090,881)
Morgan Stanley	Fixed rate of 1.728%	3-Month USD LIBOR-BBA	11/17/2021	USD	166,000,000	—	(315,780)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.090%	2/11/2025	USD	183,000,000	511,286	—
Morgan Stanley	Fixed rate of 6.318%	28-Day MXN TIIE-Banxico	1/9/2026	MXN	580,000,000	—	(2,470,794)
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	1/21/2026	MXN	211,000,000	—	(1,084,705)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	2/4/2026	USD	19,000,000	636,881	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.980%	10/21/2046	USD	32,513,120	4,101,675	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.113%	11/1/2046	USD	32,382,090	2,889,083	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.086%	11/9/2046	USD	30,286,624	2,901,463	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.431%	11/17/2046	USD	38,000,000	732,168	—
Total						11,772,556	(14,370,291)
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	143,800,000	—	(2,638,295)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	43,000,000	—	(966,919)
Total						—	(3,605,214)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Credit default swap contracts outstanding at April 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	5,000,000	(558,825)	1,667	—	(634,189)	77,031	—
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	2,750,000	(307,353)	917	—	(298,992)	—	(7,444)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.522	USD	10,000,000	(810,370)	3,333	—	(1,628,433)	821,396	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.522	USD	12,000,000	(972,443)	4,000	—	(1,087,060)	118,617	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	7,250,000	(810,295)	2,417	—	(874,457)	66,579	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	5,750,000	(642,648)	1,917	—	(602,659)	—	(38,072)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	5,750,000	(642,648)	1,915	—	(513,897)	—	(126,836)
JPMorgan	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	3,750,000	(419,117)	1,250	—	(366,510)	—	(51,357)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	2,000,000	(223,530)	667	—	(195,472)	—	(27,391)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	2,900,000	(324,118)	967	—	(282,900)	—	(40,251)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	5,500,000	(614,706)	1,833	—	(333,362)	—	(279,511)
Total									—	(6,817,931)	1,083,623	(570,862)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $1,647,122,798 which represents 49.99% of net assets.
(b)	Variable rate security.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2017, the value of these securities amounted to $61,459,393, which represents 1.87% of net assets.
(e)	Zero coupon bond.
(f)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	33

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2017, the value of these securities amounted to $882,801 which represents 0.03% of net assets.
(j)	Principal and interest may not be guaranteed by the government.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	170,028,454	548,471,403	(530,154,632)	188,345,225	1,353	573,808	188,345,225
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	New Israeli Sheqel
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	140,847,719	46,042,070	—	186,889,789
Commercial Mortgage-Backed Securities - Non-Agency	—	111,813,986	—	—	111,813,986
Common Stocks
Consumer Discretionary	157,482	384,394	83,811	—	625,687
Financials	—	—	74,910	—	74,910
Materials	322,597	111,630	—	—	434,227
Telecommunication Services	12,165	—	—	—	12,165
Utilities	328,327	559,672	—	—	887,999
Total Common Stocks	820,571	1,055,696	158,721	—	2,034,988
Corporate Bonds & Notes	—	1,442,199,644	601,762	—	1,442,801,406
Foreign Government Obligations	—	333,546,731	—	—	333,546,731
Inflation-Indexed Bonds	—	72,998,529	—	—	72,998,529
Residential Mortgage-Backed Securities - Agency	—	193,574,292	—	—	193,574,292
Residential Mortgage-Backed Securities - Non-Agency	—	404,713,597	148,391,109	—	553,104,706
Senior Loans	—	243,863,372	9,708,946	—	253,572,318
Money Market Funds	—	—	—	188,345,225	188,345,225
Total Investments	820,571	2,944,613,566	204,902,608	188,345,225	3,338,681,970
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	35

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,839,627	—	—	1,839,627
Futures Contracts	6,706,650	—	—	—	6,706,650
Swap Contracts	—	12,856,179	—	—	12,856,179
Liability
Forward Foreign Currency Exchange Contracts	—	(1,257,220)	—	—	(1,257,220)
Futures Contracts	(2,689,917)	—	—	—	(2,689,917)
Swap Contracts	—	(18,546,367)	—	—	(18,546,367)
Total	4,837,304	2,939,505,785	204,902,608	188,345,225	3,337,590,922
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 10/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2017 ($)
Asset-Backed Securities - Non-Agency	38,542,897	—	42	1,390,936	16,928,400	(974,351)	—	(9,845,854)	46,042,070
Common Stocks	197,643	—	(21,314)	(60,070)	—	(52,395)	206,487	(111,630)	158,721
Corporate Bonds & Notes	573,807	397	18	27,540	—	—	—	—	601,762
Foreign Government Obligations	4,987,010	—	—	—	—	—	—	(4,987,010)	—
Residential Mortgage-Backed Securities — Non-Agency	130,338,169	127,922	244,503	467,988	110,934,680	(37,190,553)	—	(56,531,600)	148,391,109
Senior Loans	13,263,050	1,606	57,251	61,150	2,302,158	(6,269,712)	5,582,804	(5,289,361)	9,708,946
Total	187,902,576	129,925	280,500	1,887,544	130,165,238	(44,487,011)	5,789,291	(76,765,455)	204,902,608
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2017 was $1,874,865, which is comprised of Asset-Backed Securities — Non-Agency of $1,390,936, Common Stocks of $(47,766), Corporate Bonds & Notes of $27,540, Residential Mortgage-Backed Securities — Non-Agency of $468,474, and Senior Loans of $35,681.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, asset backed securities, foreign government obligations, senior loans and common stock classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$3,095,517,379
Affiliated issuers, at cost	188,346,786
Total investments, at cost	3,283,864,165
Investments, at value
Unaffiliated issuers, at value	3,150,336,745
Affiliated issuers, at value	188,345,225
Total investments, at value	3,338,681,970
Cash	10,330,104
Foreign currency (identified cost $643,446)	651,618
Cash collateral held at broker	2,514,000
Margin deposits	24,803,082
Unrealized appreciation on forward foreign currency exchange contracts	1,839,627
Unrealized appreciation on swap contracts	1,083,623
Receivable for:
Investments sold	4,719,100
Investments sold on a delayed delivery basis	1,066,917
Capital shares sold	13,834,793
Dividends	134,527
Interest	28,731,763
Foreign tax reclaims	76,839
Variation margin	902,557
Prepaid expenses	5,189
Trustees’ deferred compensation plan	216,859
Other assets	59,016
Total assets	3,429,651,584
Liabilities
Due to custodian	11,912,524
Unrealized depreciation on forward foreign currency exchange contracts	1,257,220
Unrealized depreciation on swap contracts	570,862
Premiums received on outstanding swap contracts	6,817,931
Payable for:
Investments purchased	10,688,589
Investments purchased on a delayed delivery basis	95,030,995
Capital shares purchased	6,210,788
Variation margin	1,269,580
Management services fees	51,377
Distribution and/or service fees	16,427
Transfer agent fees	350,383
Plan administration fees	1
Compensation of board members	49,552
Compensation of chief compliance officer	71
Other expenses	114,266
Trustees’ deferred compensation plan	216,859
Total liabilities	134,557,425
Net assets applicable to outstanding capital stock	$3,295,094,159
Represented by
Paid in capital	3,235,656,564
Undistributed net investment income	14,359,178
Accumulated net realized loss	(8,806,633)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	54,819,366
Investments - affiliated issuers	(1,561)
Foreign currency translations	158,293
Forward foreign currency exchange contracts	582,407
Futures contracts	4,016,733
Swap contracts	(5,690,188)
Total - representing net assets applicable to outstanding capital stock	$3,295,094,159
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	37

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$1,056,085,115
Shares outstanding	175,317,043
Net asset value per share	$6.02
Maximum offering price per share(a)	$6.32
Class B
Net assets	$1,803,533
Shares outstanding	299,598
Net asset value per share	$6.02
Class C
Net assets	$331,722,038
Shares outstanding	55,055,948
Net asset value per share	$6.03
Class K
Net assets	$84,409
Shares outstanding	14,246
Net asset value per share(b)	$5.92
Class R
Net assets	$5,811,792
Shares outstanding	958,683
Net asset value per share	$6.06
Class R4
Net assets	$71,216,807
Shares outstanding	12,021,751
Net asset value per share	$5.92
Class R5
Net assets	$129,459,053
Shares outstanding	21,819,518
Net asset value per share	$5.93
Class T(c)
Net assets	$9,931
Shares outstanding	1,650
Net asset value per share	$6.02
Maximum offering price per share(d)	$6.17
Class Y
Net assets	$14,249,126
Shares outstanding	2,408,581
Net asset value per share	$5.92
Class Z
Net assets	$1,684,652,355
Shares outstanding	284,109,538
Net asset value per share	$5.93

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$66,490
Dividends — affiliated issuers	573,808
Interest	76,937,826
Foreign taxes withheld	(39,570)
Total income	77,538,554
Expenses:
Management services fees	8,968,344
Distribution and/or service fees
Class A	1,928,574
Class B	17,877
Class C	1,578,975
Class R	14,268
Class T(a)	12
Transfer agent fees
Class A	941,003
Class B	2,191
Class C	192,351
Class K	24
Class R	3,478
Class R4	35,783
Class R5	33,737
Class T(a)	5
Class Y	658
Class Z	656,781
Plan administration fees
Class K	101
Compensation of board members	39,923
Custodian fees	65,941
Printing and postage fees	138,652
Registration fees	142,272
Audit fees	25,082
Legal fees	39,257
Compensation of chief compliance officer	699
Other	(235,047)
Total expenses	14,590,941
Fees waived by transfer agent
Class K	(2)
Class R5	(2,313)
Class Y	(405)
Total net expenses	14,588,221
Net investment income	62,950,333
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	39

Statement of Operations  (continued)
Six Months Ended April 30, 2017 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$6,324,976
Investments — affiliated issuers	1,353
Foreign currency translations	685,251
Forward foreign currency exchange contracts	(6,086,772)
Futures contracts	1,138,002
Options purchased	3,843,750
Options contracts written	2,752,975
Swap contracts	(2,853,314)
Net realized gain	5,806,221
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,246,792
Investments — affiliated issuers	(1,455)
Foreign currency translations	91,345
Forward foreign currency exchange contracts	425,547
Futures contracts	5,158,427
Options purchased	(290,850)
Swap contracts	(512,205)
Foreign capital gains tax	36,960
Net change in unrealized appreciation (depreciation)	9,154,561
Net realized and unrealized gain	14,960,782
Net increase in net assets resulting from operations	$77,911,115

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment income	$62,950,333	$101,325,009
Net realized gain (loss)	5,806,221	(29,148,571)
Net change in unrealized appreciation (depreciation)	9,154,561	105,145,354
Net increase in net assets resulting from operations	77,911,115	177,321,792
Distributions to shareholders
Net investment income
Class A	(23,563,787)	(52,011,573)
Class B	(41,307)	(176,258)
Class C	(3,727,766)	(6,559,934)
Class K	(1,314)	(3,006)
Class R	(80,543)	(113,353)
Class R4	(1,002,740)	(1,079,659)
Class R5	(2,051,565)	(2,035,362)
Class T(a)	(150)	(314)
Class Y	(218,251)	(429,162)
Class Z	(18,948,385)	(24,493,759)
Total distributions to shareholders	(49,635,808)	(86,902,380)
Increase in net assets from capital stock activity	91,932,750	775,776,495
Total increase in net assets	120,208,057	866,195,907
Net assets at beginning of period	3,174,886,102	2,308,690,195
Net assets at end of period	$3,295,094,159	$3,174,886,102
Undistributed net investment income	$14,359,178	$1,044,653

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2017	41

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	47,980,816	285,177,079	116,785,483	675,723,346
Distributions reinvested	3,752,464	22,229,980	8,440,437	48,688,323
Redemptions	(172,753,299)	(1,025,704,902)	(81,299,032)	(469,359,257)
Net increase (decrease)	(121,020,019)	(718,297,843)	43,926,888	255,052,412
Class B
Subscriptions	9,820	58,308	70,969	409,109
Distributions reinvested	5,574	32,968	23,834	136,589
Redemptions (a)	(541,895)	(3,222,424)	(826,574)	(4,769,547)
Net decrease	(526,501)	(3,131,148)	(731,771)	(4,223,849)
Class C
Subscriptions	9,295,466	55,284,757	22,508,267	130,730,626
Distributions reinvested	555,493	3,294,114	958,696	5,531,198
Redemptions	(7,749,132)	(46,099,935)	(8,471,609)	(49,119,840)
Net increase	2,101,827	12,478,936	14,995,354	87,141,984
Class K
Distributions reinvested	198	1,157	471	2,673
Redemptions	—	—	(12,999)	(73,447)
Net increase (decrease)	198	1,157	(12,528)	(70,774)
Class R
Subscriptions	422,177	2,526,915	657,958	3,849,456
Distributions reinvested	9,559	57,055	13,642	79,332
Redemptions	(419,195)	(2,512,644)	(144,203)	(847,267)
Net increase	12,541	71,326	527,397	3,081,521
Class R4
Subscriptions	4,901,693	28,673,819	8,100,635	46,580,937
Distributions reinvested	171,617	1,001,779	188,910	1,079,316
Redemptions	(2,148,191)	(12,547,407)	(2,462,481)	(14,059,309)
Net increase	2,925,119	17,128,191	5,827,064	33,600,944
Class R5
Subscriptions	9,262,808	54,189,003	17,074,109	97,770,835
Distributions reinvested	350,799	2,050,195	352,567	2,029,968
Redemptions	(5,334,169)	(31,276,633)	(2,029,791)	(11,675,518)
Net increase	4,279,438	24,962,565	15,396,885	88,125,285
Class Y
Subscriptions	762,023	4,448,123	1,311,521	7,448,398
Distributions reinvested	37,109	216,183	75,667	428,016
Redemptions	(204,162)	(1,190,852)	(1,454,095)	(8,338,628)
Net increase (decrease)	594,970	3,473,454	(66,907)	(462,214)
Class Z
Subscriptions	187,812,475	1,097,999,624	118,272,882	675,059,092
Distributions reinvested	2,577,391	15,062,914	2,860,008	16,316,983
Redemptions	(61,145,580)	(357,816,426)	(67,032,087)	(377,844,889)
Net increase	129,244,286	755,246,112	54,100,803	313,531,186
Total net increase	17,611,859	91,932,750	133,963,185	775,776,495

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Semiannual Report 2017

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Columbia Strategic Income Fund | Semiannual Report 2017	43

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
04/30/2017 (c)	$5.97	0.11	0.03	0.14	(0.09)	—
10/31/2016	$5.79	0.22	0.15	0.37	(0.19)	—
10/31/2015	$6.13	0.23	(0.22)	0.01	(0.25)	(0.10)
10/31/2014	$6.27	0.25	0.03	0.28	(0.25)	(0.17)
10/31/2013	$6.41	0.26	(0.13)	0.13	(0.25)	(0.02)
10/31/2012 (g)	$6.11	0.11	0.30	0.41	(0.11)	—
05/31/2012	$6.16	0.30	(0.04)	0.26	(0.31)	—
Class B
04/30/2017 (c)	$5.97	0.09	0.03	0.12	(0.07)	—
10/31/2016	$5.79	0.18	0.15	0.33	(0.15)	—
10/31/2015	$6.12	0.19	(0.21)	(0.02)	(0.21)	(0.10)
10/31/2014	$6.26	0.21	0.02	0.23	(0.20)	(0.17)
10/31/2013	$6.41	0.21	(0.14)	0.07	(0.20)	(0.02)
10/31/2012 (g)	$6.11	0.09	0.30	0.39	(0.09)	—
05/31/2012	$6.16	0.25	(0.03)	0.22	(0.27)	—
Class C
04/30/2017 (c)	$5.97	0.09	0.04	0.13	(0.07)	—
10/31/2016	$5.79	0.18	0.15	0.33	(0.15)	—
10/31/2015	$6.13	0.19	(0.22)	(0.03)	(0.21)	(0.10)
10/31/2014	$6.27	0.22	0.02	0.24	(0.21)	(0.17)
10/31/2013	$6.41	0.22	(0.13)	0.09	(0.21)	(0.02)
10/31/2012 (g)	$6.11	0.09	0.30	0.39	(0.09)	—
05/31/2012	$6.17	0.26	(0.04)	0.22	(0.28)	—
Class K
04/30/2017 (c)	$5.88	0.12	0.01	0.13	(0.09)	—
10/31/2016	$5.70	0.22	0.16	0.38	(0.20)	—
10/31/2015	$6.04	0.24	(0.22)	0.02	(0.26)	(0.10)
10/31/2014	$6.18	0.26	0.02	0.28	(0.25)	(0.17)
10/31/2013	$6.33	0.26	(0.14)	0.12	(0.25)	(0.02)
10/31/2012 (g)	$6.04	0.11	0.29	0.40	(0.11)	—
05/31/2012	$6.09	0.30	(0.03)	0.27	(0.32)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Strategic Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$6.02	2.39%	0.96% (d),(e)	0.96% (d),(e)	3.88% (d)	74%	$1,056,085
(0.19)	$5.97	6.57%	1.03%	1.02% (f)	3.81%	168%	$1,770,085
(0.35)	$5.79	0.25%	1.06%	1.03% (f)	3.94%	169%	$1,461,248
(0.42)	$6.13	4.64%	1.04%	1.04% (f)	4.14%	124%	$1,313,683
(0.27)	$6.27	2.01%	1.03%	1.03% (f)	4.10%	113%	$1,303,812
(0.11)	$6.41	6.72%	1.02% (d)	1.02% (d),(f)	4.11% (d)	48%	$1,492,620
(0.31)	$6.11	4.44%	1.03%	1.02% (f)	4.89%	83%	$1,365,605

(0.07)	$6.02	2.02%	1.71% (d),(e)	1.71% (d),(e)	3.12% (d)	74%	$1,804
(0.15)	$5.97	5.78%	1.78%	1.77% (f)	3.07%	168%	$4,931
(0.31)	$5.79	(0.33%)	1.81%	1.78% (f)	3.18%	169%	$9,013
(0.37)	$6.12	3.85%	1.79%	1.79% (f)	3.40%	124%	$16,181
(0.22)	$6.26	1.09%	1.78%	1.78% (f)	3.32%	113%	$26,614
(0.09)	$6.41	6.39%	1.77% (d)	1.77% (d),(f)	3.37% (d)	48%	$49,873
(0.27)	$6.11	3.65%	1.78%	1.77% (f)	4.15%	83%	$55,594

(0.07)	$6.03	2.18%	1.72% (d),(e)	1.72% (d),(e)	3.23% (d)	74%	$331,722
(0.15)	$5.97	5.78%	1.78%	1.77% (f)	3.05%	168%	$316,346
(0.31)	$5.79	(0.49%)	1.81%	1.78% (f)	3.19%	169%	$219,782
(0.38)	$6.13	4.00%	1.79%	1.66% (f)	3.52%	124%	$186,746
(0.23)	$6.27	1.40%	1.78%	1.63% (f)	3.50%	113%	$221,063
(0.09)	$6.41	6.45%	1.77% (d)	1.62% (d),(f)	3.51% (d)	48%	$263,736
(0.28)	$6.11	3.64%	1.78%	1.62% (f)	4.28%	83%	$234,351

(0.09)	$5.92	2.30%	0.90% (d),(e)	0.90% (d),(e)	4.05% (d)	74%	$84
(0.20)	$5.88	6.81%	0.91%	0.91%	3.90%	168%	$83
(0.36)	$5.70	0.37%	0.92%	0.92%	4.05%	169%	$152
(0.42)	$6.04	4.83%	0.92%	0.92%	4.27%	124%	$156
(0.27)	$6.18	1.99%	0.91%	0.91%	4.22%	113%	$172
(0.11)	$6.33	6.68%	0.91% (d)	0.91% (d),(f)	4.22% (d)	48%	$182
(0.32)	$6.04	4.59%	0.90%	0.90% (f)	5.00%	83%	$219
Columbia Strategic Income Fund | Semiannual Report 2017	45

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R
04/30/2017 (c)	$6.01	0.11	0.02	0.13	(0.08)	—
10/31/2016	$5.82	0.21	0.16	0.37	(0.18)	—
10/31/2015	$6.16	0.22	(0.22)	0.00 (h)	(0.24)	(0.10)
10/31/2014	$6.30	0.24	0.02	0.26	(0.23)	(0.17)
10/31/2013	$6.44	0.25	(0.14)	0.11	(0.23)	(0.02)
10/31/2012 (g)	$6.14	0.10	0.30	0.40	(0.10)	—
05/31/2012	$6.19	0.27	(0.02)	0.25	(0.30)	—
Class R4
04/30/2017 (c)	$5.88	0.12	0.02	0.14	(0.10)	—
10/31/2016	$5.70	0.23	0.16	0.39	(0.21)	—
10/31/2015	$6.04	0.24	(0.21)	0.03	(0.27)	(0.10)
10/31/2014	$6.18	0.26	0.03	0.29	(0.26)	(0.17)
10/31/2013 (i)	$6.34	0.27	(0.15)	0.12	(0.26)	(0.02)
Class R5
04/30/2017 (c)	$5.88	0.12	0.03	0.15	(0.10)	—
10/31/2016	$5.71	0.24	0.14	0.38	(0.21)	—
10/31/2015	$6.04	0.25	(0.21)	0.04	(0.27)	(0.10)
10/31/2014	$6.19	0.27	0.02	0.29	(0.27)	(0.17)
10/31/2013	$6.33	0.29	(0.14)	0.15	(0.27)	(0.02)
10/31/2012 (g)	$6.04	0.12	0.29	0.41	(0.12)	—
05/31/2012	$6.09	0.32	(0.03)	0.29	(0.34)	—
Class T(j)
04/30/2017 (c)	$5.97	0.12	0.02	0.14	(0.09)	—
10/31/2016	$5.78	0.22	0.16	0.38	(0.19)	—
10/31/2015	$6.12	0.23	(0.22)	0.01	(0.25)	(0.10)
10/31/2014	$6.26	0.25	0.03	0.28	(0.25)	(0.17)
10/31/2013	$6.41	0.27	(0.15)	0.12	(0.25)	(0.02)
10/31/2012 (g)	$6.10	0.11	0.31	0.42	(0.11)	—
05/31/2012	$6.16	0.30	(0.04)	0.26	(0.32)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Strategic Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$6.06	2.25%	1.22% (d),(e)	1.22% (d),(e)	3.73% (d)	74%	$5,812
(0.18)	$6.01	6.45%	1.28%	1.27% (f)	3.54%	168%	$5,687
(0.34)	$5.82	0.00% (h)	1.31%	1.28% (f)	3.69%	169%	$2,439
(0.40)	$6.16	4.35%	1.29%	1.29% (f)	3.88%	124%	$1,629
(0.25)	$6.30	1.74%	1.29%	1.29% (f)	3.92%	113%	$1,220
(0.10)	$6.44	6.58%	1.27% (d)	1.27% (d),(f)	3.82% (d)	48%	$218
(0.30)	$6.14	4.20%	1.29%	1.27% (f)	4.44%	83%	$71

(0.10)	$5.92	2.38%	0.72% (d),(e)	0.72% (d),(e)	4.27% (d)	74%	$71,217
(0.21)	$5.88	6.95%	0.77%	0.77% (f)	4.02%	168%	$53,447
(0.37)	$5.70	0.52%	0.82%	0.78% (f)	4.20%	169%	$18,630
(0.43)	$6.04	4.98%	0.79%	0.79% (f)	4.36%	124%	$5,683
(0.28)	$6.18	1.97%	0.80% (d)	0.79% (d),(f)	4.54% (d)	113%	$3,389

(0.10)	$5.93	2.59%	0.65% (d),(e)	0.65% (d),(e)	4.32% (d)	74%	$129,459
(0.21)	$5.88	6.87%	0.67%	0.67%	4.11%	168%	$103,204
(0.37)	$5.71	0.80%	0.68%	0.68%	4.32%	169%	$12,231
(0.44)	$6.04	4.92%	0.67%	0.67%	4.47%	124%	$4,193
(0.29)	$6.19	2.39%	0.69%	0.69%	4.73%	113%	$1,563
(0.12)	$6.33	6.79%	0.66% (d)	0.66% (d),(f)	4.50% (d)	48%	$8
(0.34)	$6.04	4.86%	0.65%	0.65% (f)	5.26%	83%	$277

(0.09)	$6.02	2.39%	0.95% (d),(e)	0.95% (d),(e)	3.99% (d)	74%	$10
(0.19)	$5.97	6.76%	1.04%	1.03% (f)	3.81%	168%	$10
(0.35)	$5.78	0.25%	1.07%	1.03% (f)	3.94%	169%	$10
(0.42)	$6.12	4.67%	1.04%	1.04% (f)	4.08%	124%	$10
(0.27)	$6.26	1.91%	0.97%	0.97% (f)	4.21%	113%	$3
(0.11)	$6.41	6.90%	1.00% (d)	1.00% (d),(f)	4.19% (d)	48%	$3
(0.32)	$6.10	4.34%	1.03%	1.02% (f)	4.89%	83%	$2
Columbia Strategic Income Fund | Semiannual Report 2017	47

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
04/30/2017 (c)	$5.87	0.13	0.02	0.15	(0.10)	—
10/31/2016	$5.69	0.24	0.15	0.39	(0.21)	—
10/31/2015	$6.03	0.25	(0.21)	0.04	(0.28)	(0.10)
10/31/2014	$6.17	0.27	0.03	0.30	(0.27)	(0.17)
10/31/2013 (k)	$6.18	0.11	(0.02)	0.09	(0.10)	—
Class Z
04/30/2017 (c)	$5.88	0.12	0.03	0.15	(0.10)	—
10/31/2016	$5.70	0.23	0.16	0.39	(0.21)	—
10/31/2015	$6.04	0.24	(0.21)	0.03	(0.27)	(0.10)
10/31/2014	$6.18	0.27	0.02	0.29	(0.26)	(0.17)
10/31/2013	$6.33	0.27	(0.14)	0.13	(0.26)	(0.02)
10/31/2012 (g)	$6.04	0.11	0.29	0.40	(0.11)	—
05/31/2012	$6.09	0.31	(0.03)	0.28	(0.33)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class T	Class Y	Class Z
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	For the period from June 1, 2012 to October 31, 2012. During the period, the Fund’s fiscal year end was changed from May 31 to October 31.
(h)	Rounds to zero.
(i)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(k)	Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Strategic Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$5.92	2.63%	0.61% (d),(e)	0.60% (d),(e)	4.39% (d)	74%	$14,249
(0.21)	$5.87	7.13%	0.62%	0.62%	4.24%	168%	$10,642
(0.38)	$5.69	0.68%	0.64%	0.64%	4.35%	169%	$10,704
(0.44)	$6.03	5.15%	0.63%	0.63%	4.50%	124%	$1,582
(0.10)	$6.17	1.57%	0.64% (d)	0.64% (d)	4.94% (d)	113%	$19

(0.10)	$5.93	2.56%	0.72% (d),(e)	0.72% (d),(e)	4.35% (d)	74%	$1,684,652
(0.21)	$5.88	6.95%	0.78%	0.77% (f)	4.05%	168%	$910,452
(0.37)	$5.70	0.51%	0.81%	0.78% (f)	4.19%	169%	$574,482
(0.43)	$6.04	4.97%	0.79%	0.79% (f)	4.39%	124%	$663,669
(0.28)	$6.18	2.13%	0.78%	0.78% (f)	4.34%	113%	$755,920
(0.11)	$6.33	6.74%	0.77% (d)	0.77% (d),(f)	4.37% (d)	48%	$985,278
(0.33)	$6.04	4.75%	0.78%	0.77% (f)	5.13%	83%	$812,836
Columbia Strategic Income Fund | Semiannual Report 2017	49

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
50	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Columbia Strategic Income Fund | Semiannual Report 2017	51

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
52	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Strategic Income Fund | Semiannual Report 2017	53

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a
54	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Contracts and premiums associated with options contracts written for the six months ended April 30, 2017 are as follows:
	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at October 31, 2016	—	—	—	—
Opened	(311,500,000)	(1,869,000)	(281,000,000)	(2,116,600)
Closed	311,500,000	1,869,000	281,000,000	2,116,600
Balance at April 30, 2017	—	—	—	—
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,
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Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage long or short exposure to an inflation index and to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
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Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	1,083,623*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,839,627
Interest rate risk	Net assets — unrealized appreciation on futures contracts	6,706,650*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	11,772,556*
Total		21,402,456

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	4,176,076*
Credit risk	Premiums received on outstanding swap contracts	6,817,931
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,257,220
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,689,917*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	14,370,291*
Total		29,311,435

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(3,850,401)	(3,850,401)
Foreign exchange risk	(6,086,772)	—	—	—	—	(6,086,772)
Interest rate risk	—	1,138,002	2,752,975	3,843,750	997,087	8,731,814
Total	(6,086,772)	1,138,002	2,752,975	3,843,750	(2,853,314)	(1,205,359)

Columbia Strategic Income Fund | Semiannual Report 2017	57

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(5,379,104)	(5,379,104)
Foreign exchange risk	425,547	—	—	—	425,547
Interest rate risk	—	5,158,427	(290,850)	4,866,899	9,734,476
Total	425,547	5,158,427	(290,850)	(512,205)	4,780,919
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,004,548,106
Futures contracts — short	750,306,126
Credit default swap contracts — buy protection	182,050,000
Credit default swap contracts — sell protection	47,575,000

Derivative instrument	Average market value ($)*
Options contracts — written	(240,174)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	919,813	(2,483,416)
Interest rate swap contracts	14,008,857	(16,537,523)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
58	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
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Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2017:
	Barclays ($)	BNP Paribas ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Standard Chartered($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	52,962	-	52,962
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	-	124,261	-	124,261
Forward foreign currency exchange contracts	247,652	1,208,963	-	-	224,573	-	-	-	158,439	1,839,627
Total assets	247,652	1,208,963	-	-	224,573	-	-	177,223	158,439	2,016,850
Liabilities
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	181,310	-	181,310
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	-	635,709	-	635,709
Forward foreign currency exchange contracts	88,316	1,168,904	-	-	-	-	-	-	-	1,257,220
OTC credit default swap contracts (b)	-	-	2,639,074	2,089,342	-	417,867	1,158,887	-	-	6,305,170
Total liabilities	88,316	1,168,904	2,639,074	2,089,342	-	417,867	1,158,887	817,019	-	8,379,409
Total financial and derivative net assets	159,336	40,059	(2,639,074)	(2,089,342)	224,573	(417,867)	(1,158,887)	(639,796)	158,439	(6,362,559)
Total collateral received (pledged) (c)	-	-	(2,639,074)	(2,089,342)	-	(417,867)	(1,158,887)	(639,796)	-	(6,944,966)
Net amount (d)	159,336	40,059	-	-	224,573	-	-	-	158,439	582,407

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
(e)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt
60	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.572% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
62	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares. In addition, effective March 1, 2017 through February 28, 2018, Class K and Class R5 shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Class Y shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class Y did not pay transfer agency fees.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class B	0.12
Class C	0.12
Class K	0.053
Class R	0.12
Class R4	0.12
Class R5	0.054
Class T	0.11
Class Y	0.004
Class Z	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively.
Columbia Strategic Income Fund | Semiannual Report 2017	63

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	1,069,495
Class C	27,301
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.060%	1.03%
Class B	1.810	1.78
Class C	1.810	1.78
Class K	1.045	0.95
Class R	1.310	1.28
Class R4	0.810	0.78
Class R5	0.795	0.70
Class T	1.060	1.03
Class Y	0.745	0.65
Class Z	0.810	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the waiver/reimbursement commitment under the agreement, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class K and R5 and 0.00% for Class Y of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
64	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,283,864,000	97,858,000	(43,040,000)	54,818,000
The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	—	6,434,594	6,434,594
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,473,013,557 and $2,356,699,460, respectively, for the six months ended April 30, 2017, of which $1,499,645,664 and $1,593,596,868, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Columbia Strategic Income Fund | Semiannual Report 2017	65

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that
66	Columbia Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At April 30, 2017, one unaffiliated shareholder of record owned 10.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 40.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
On March 28, 2017, the Board of Trustees approved a change in the Fund’s fiscal year end from October 31 to August 31. The change will be effective on August 31, 2017.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic Income Fund | Semiannual Report 2017	67

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
68	Columbia Strategic Income Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR232_10_G01_(06/17)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017